UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Hartford Growth Opportunities Fund
Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.4%
	Banks - 2.5%
2,371,135	Bank of America Corp.	$ 75,876,320
1,097,865	Citizens Financial Group, Inc.	50,392,004

		126,268,324

	Capital Goods - 4.5%
438,631	Deere & Co.	72,996,971
320,030	Harris Corp.	51,006,381
347,505	IDEX Corp.	49,860,017
4,106,956	Lithium Technology Corp., Escrow*(1)(2)(3)(4)	1,232,087
254,072	Rockwell Automation, Inc.	50,125,865

		225,221,321

	Commercial & Professional Services - 1.7%
4,357,461	ADT, Inc.*	54,381,113
63,425	Klarna Holding AB*(1)(2)(3)(4)	7,750,183
2,366,200	Landscape Acquisition Holdings Ltd.*	22,360,590

		84,491,886

	Consumer Durables & Apparel - 2.1%
175,152	Mohawk Industries, Inc.*	49,228,221
923,832	One Kings Lane, Inc., Escrow*(1)(2)(3)(4)	230,958
1,559,765	Under Armour, Inc. Class A*	21,618,343
2,526,806	Under Armour, Inc. Class C*	32,469,457

		103,546,979

	Consumer Services - 3.5%
4,858,252	DraftKings, Inc.*(1)(2)(3)(4)	6,898,718
768,656	Hilton Worldwide Holdings, Inc.	65,835,386
1,711,556	Melco Resorts & Entertainment Ltd. ADR	50,970,138
227,698	Vail Resorts, Inc.	49,765,675

		173,469,917

	Diversified Financials - 5.8%
891,603	American Express Co.	88,625,338
4,552,700	J2 Acquisition Ltd.*(2)	43,478,285
1,547,699	Ocelot Partners Ltd.*(2)	14,741,833
1,500,000	Platinum Eagle Acquisition Corp.*	15,075,000
1,405,100	TD Ameritrade Holding Corp.	78,390,529
2,390,697	UBS Group AG*	48,529,719

		288,840,704

	Energy - 2.3%
190,319	Diamondback Energy, Inc.*	23,885,035
212,342	EOG Resources, Inc.	24,419,330
1,436,359	Newfield Exploration Co.*	45,475,126
1,600,980	WPX Energy, Inc.*	23,582,435

		117,361,926

	Food, Beverage & Tobacco - 1.6%
2,373,365	Blue Buffalo Pet Products, Inc.*	80,646,943

	Health Care Equipment & Services - 6.6%
810,776	Abbott Laboratories	50,397,836
1,057,845	Baxter International, Inc.	76,196,575
583,692	DexCom, Inc.*	33,970,874
423,979	Edwards Lifesciences Corp.*	53,667,262
2,019,936	Hologic, Inc.*	86,251,267
497,597	Veeva Systems, Inc. Class A*	31,278,948

		331,762,762

	Materials - 3.5%
1,355,000	ArcelorMittal*	49,308,450
632,460	Packaging Corp. of America	79,455,950
4,177,266	Platform Specialty Products Corp.*	48,915,785

		177,680,185

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
1,877,058	AstraZeneca plc ADR	$65,809,653
1,131,821	Bristol-Myers Squibb Co.	70,851,995
1,512,727	Exact Sciences Corp.*	75,197,659
512,122	Ionis Pharmaceuticals, Inc.*	26,896,647
143,576	TESARO, Inc.*	9,685,637
148,927	Vertex Pharmaceuticals, Inc.*	24,851,449

		273,293,040

	Real Estate - 1.1%
326,135	Redfin Corp.*(3)(4)	6,620,540
29,564	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)(4)	1,531,711
3,818,380	Williams Scotsman Corp.*	47,156,993

		55,309,244

	Retailing - 6.1%
54,751	Amazon.com, Inc.*	79,437,678
517,065	Dollar Tree, Inc.*	59,462,475
116,585	Honest Co.*(1)(2)(3)(4)	2,061,223
123,196	JAND, Inc. Class A*(1)(2)(3)(4)	1,197,465
110,491	Netflix, Inc.*	29,865,717
40,733	Priceline Group, Inc.*	77,883,533
171,581	Tory Burch LLC(1)(2)(3)(4)	8,440,068
537,395	Wayfair, Inc. Class A*	49,445,714

		307,793,873

	Semiconductors & Semiconductor Equipment - 6.5%
647,126	Microchip Technology, Inc.	61,619,338
1,679,757	Micron Technology, Inc.*	73,438,976
488,830	NVIDIA Corp.	120,154,414
1,538,784	Teradyne, Inc.	70,537,858

		325,750,586

	Software & Services - 35.6%
386,988	Adobe Systems, Inc.*	77,304,723
249,467	Alibaba Group Holding Ltd. ADR*	50,963,613
308,531	Alphabet, Inc. Class C*	360,962,758
594,557	Atlassian Corp. plc Class A*	32,100,132
3,052,138	Birst, Inc. Escrow*(1)(2)(3)(4)	289,955
289,832	CoStar Group, Inc.*	100,313,753
1,371,603	Facebook, Inc. Class A*	256,338,885
349,063	FleetCor Technologies, Inc.*	74,175,887
41,500	ForeScout Technologies, Inc.*	1,262,430
516,291	ForeScout Technologies, Inc.*(1)(2)(3)(4)	14,972,645
542,801	Global Payments, Inc.	60,674,296
963,477	GoDaddy, Inc. Class A*	53,212,835
968,740	Guidewire Software, Inc.*	76,966,393
1,116,174	PayPal Holdings, Inc.*	95,231,966
898,625	salesforce.com, Inc.*	102,362,374
653,484	ServiceNow, Inc.*	97,284,163
462,091	Shopify, Inc. Class A*	59,110,681
837,125	SS&C Technologies Holdings, Inc.	42,090,645
1,351,027	Trade Desk, Inc. Class A*	65,497,789
566,228	Veracode, Inc. Escrow*(1)(2)(3)(4)	2,276,237
797,801	Workday, Inc. Class A*	95,648,362
1,421,600	Zillow Group, Inc. Class C*	63,204,336

		1,782,244,858

	Technology Hardware & Equipment - 3.0%
216,225	Arista Networks, Inc.*	59,639,179
153,488	IPG Photonics Corp.*	38,671,302
443,021	Zebra Technologies Corp. Class A*	54,562,466

		152,872,947

	Transportation - 3.5%
1,050,780	CSX Corp.	59,652,781
407,787	J.B. Hunt Transport Services, Inc.	49,272,903
1,624,809	JetBlue Airways Corp.*	33,893,516

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

512,286	United Continental Holdings, Inc.*	$34,743,236

		177,562,436

	Total Common Stocks (cost $3,854,497,453)	$4,784,117,931

Preferred Stocks - 4.0%
	Commercial & Professional Services - 0.3%
470,535	Rubicon Global Holdings LLC Series C *(1)(2)(3)(4)	13,786,676

	Real Estate - 0.7%
404,267	WeWork Companies, Inc. Class D-1 *(1)(2)(3)(4)	20,945,073
317,638	WeWork Companies, Inc. Class D-2 *(1)(2)(3)(4)	16,456,825

		37,401,898

	Retailing - 0.5%
4,434,460	Coupang LLC *(1)(2)(3)(4)	22,070,751
275,096	JAND, Inc. Series D *(1)(2)(3)(4)	2,982,041

		25,052,792

	Software & Services - 2.5%
5,668,755	Essence Group Holdings Corp. Series 3 *(1)(2)(3)(4)	10,940,697
169,309	General Assembly Space, Inc. Series D *(1)(2)(3)(4)	8,299,679
743,470	Lookout, Inc. Series F *(1)(2)(3)(4)	5,925,456
1,078,374	MarkLogic Corp. Series F *(1)(2)(3)(4)	10,568,065
1,410,890	Pinterest, Inc. Series G *(1)(2)(3)(4)	9,467,072
1,815,430	Uber Technologies, Inc. Series D *(1)(2)(3)(4)	63,721,593
3,194,823	Zuora, Inc. Series F *(1)(2)(3)(4)	17,028,407

		125,950,969

	Total Preferred Stocks (cost $127,087,962)	$202,192,335

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
272,032	Honest Co. Series C *(1)(2)(3)(4)	8,302,417

	Total Convertible Preferred Stocks (cost $7,360,452)	$8,302,417

Warrants - 0.1%
	Commercial & Professional Services - 0.0%
2,366,200	Landscape Acquisition Holdings Ltd. Expires 11/23/22*	1,419,720

	Diversified Financials - 0.1%
4,552,700	J2 Acquisition Ltd. Expires 10/10/20*	2,230,823
1,547,699	Ocelot Partners Ltd. Expires 4/1/20*	928,619

		3,159,442

	Real Estate - 0.0%
1,928,514	Williams Scotsman Corp. Expires 9/16/20*	2,545,639

	Total Warrants (cost $1,762,473)	$7,124,801

	Total Long-Term Investments (cost $3,990,708,340)	$5,001,737,484

Short-Term Investments - 0.1%
	Other Investment Pools & Funds - 0.1%
2,785,525	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(5)	2,785,525

	Total Short-Term Investments (cost $2,785,525)	$2,785,525

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Total Investments (cost $3,993,493,865)	99.8%	$5,004,523,009
Other Assets and Liabilities	0.2%	8,734,644

Total Net Assets	100.0%	$5,013,257,653

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $315,596,120, which represents 6.3% of total net assets.
(3)

This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $263,996,542, which represented 5.3% of total net assets.

The following illiquid securities are considered restricted due to a contractual lock-up period associated with the securities:

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
11/2015	ForeScout Technologies, Inc.	516,291	$10,436,730	$14,972,645

(4)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $263,996,542, which represents 5.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(5)	Current yield as of period end.
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$126,268,324	$126,268,324	$—	$—
Capital Goods	225,221,321	223,989,234	—	1,232,087
Commercial & Professional Services	84,491,886	76,741,703	—	7,750,183
Consumer Durables & Apparel	103,546,979	103,316,021	—	230,958
Consumer Services	173,469,917	166,571,199	—	6,898,718
Diversified Financials	288,840,704	240,310,985	48,529,719	—
Energy	117,361,926	117,361,926	—	—
Food, Beverage & Tobacco	80,646,943	80,646,943	—	—
Health Care Equipment & Services	331,762,762	331,762,762	—	—
Materials	177,680,185	177,680,185	—	—
Pharmaceuticals, Biotechnology & Life Sciences	273,293,040	273,293,040	—	—
Real Estate	55,309,244	53,777,533	—	1,531,711
Retailing	307,793,873	296,095,117	—	11,698,756
Semiconductors & Semiconductor Equipment	325,750,586	325,750,586	—	—
Software & Services	1,782,244,858	1,764,706,021	—	17,538,837
Technology Hardware & Equipment	152,872,947	152,872,947	—	—
Transportation	177,562,436	177,562,436	—	—
Preferred Stocks	202,192,335	—	—	202,192,335
Convertible Preferred Stocks	8,302,417	—	—	8,302,417
Warrants	7,124,801	7,124,801	—	—
Short-Term Investments	2,785,525	2,785,525	—	—

Total	$5,004,523,009	$4,698,617,288	$48,529,719	$257,376,002

(1) For the period ended January 31, 2018, there were no transfers between any levels.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended January 31, 2018:

	Common Stocks	Convertible Preferred Stocks	Preferred Stocks	Total

Beginning balance	$45,874,568	$8,302,417	$254,192,119	$ 308,369,104
Purchases	-	-	-	-
Sales	(2,682,566)	-	(16,357,240)	(19,039,806)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	1,820,419	-	8,655,167	10,475,586

Net change in unrealized appreciation/depreciation	1,868,829	-	(36,261,196)	(34,392,367)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	(8,036,515)	(8,036,515)

Ending balance	$46,881,250	$8,302,417	$202,192,335	$ 257,376,002

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2018 was $(24,209,516).

The Hartford Municipal Real Return Fund
Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 95.9%
	Alabama - 1.7%
$ 270,000	Alabama Federal Aid Highway Finance Auth 5.00%, 09/01/2034	$ 319,856
1,000,000	Alabama State Port Auth Rev, Docks Facilities 5.00%, 10/01/2032	1,136,980
1,500,000	Jefferson County, AL, Sewer Rev 5.00%, 10/01/2018	1,525,185

		2,982,021

	Alaska - 0.9%
375,000	Alaska Municipal Bond Bank Auth Rev 5.75%, 09/01/2033	384,320
1,000,000	CIVICVentures, AK 5.00%, 09/01/2026	1,149,300

		1,533,620

	Arizona - 0.9%
1,000,000	Arizona State Health Facs Auth Hospital System Rev 5.00%, 02/01/2020	1,056,550
142,000	Sundance, AZ, Community Facs Dist 7.13%, 07/01/2027(1)	142,037
455,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(1)	457,152

		1,655,739

	California - 11.5%
855,000	California State Communities DA Rev 5.00%, 10/01/2022	926,940
500,000	California State Dept Water Resources Supply Rev 5.00%, 05/01/2022	504,690
	California State Health Facs
250,000	5.00%, 02/01/2029	292,762
1,000,000	6.00%, 07/01/2029	1,063,430
170,000	California State Public Works Board, State University Trustees 6.13%, 04/01/2029	179,399
1,000,000	California State, GO 5.00%, 08/01/2029	1,186,950
1,530,000	Corona-Norco California University 4.00%, 09/01/2019	1,587,314
300,000	El Dorado, CA, Irrigation Dist 5.38%, 08/01/2024	317,562
315,000	Elk Grove, CA, Finance Auth 5.00%, 09/01/2031	359,721
1,000,000	Hemet, CA, USD Finance Auth Special Tax 5.00%, 09/01/2031	1,109,870
400,000	Huntington Park, CA, Public Finance Auth Rev 5.25%, 09/01/2019	401,224
	Inglewood, CA, Redevelopment Agency
200,000	5.00%, 05/01/2028	236,874
200,000	5.00%, 05/01/2029	235,264
810,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	871,762
1,000,000	Oakland, CA, Airport Rev 5.00%, 05/01/2026	1,093,180
500,000	San Bernardino, CA, Community College Dist GO 6.38%, 08/01/2026	512,560
60,000	San Diego, CA, Redev Agency, Centre City Sub Pkg 5.25%, 09/01/2026	60,201
1,120,000	San Francisco City & County, CA, Redevelopment Agency 6.50%, 08/01/2032	1,204,168
290,000	San Joaquin Hills, CA, Transportation Auth 5.00%, 01/15/2029	334,802
1,000,000	San Jose, CA, Redevelopment Agency 6.50%, 08/01/2019	1,025,740

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 665,000	Santa Cruz County, CA, Redevelopment Agency 6.63%, 09/01/2029	$718,353
	Santa Margarita, CA, Water Dist Special Tax
500,000	5.00%, 09/01/2024	546,985
500,000	5.00%, 09/01/2025	546,185
970,000	5.00%, 09/01/2028	1,087,506
500,000	Southern California Public Power Auth 5.00%, 07/01/2023	516,573
1,000,000	Tuolumne, CA, Wind Proj Auth Rev 5.88%, 01/01/2029	1,041,140
1,250,000	Ventura County, CA, Certificates of Participation 5.63%, 08/15/2027	1,330,762
1,000,000	Washington Township, CA, Health Care Dist Rev 6.00%, 07/01/2029	1,044,740

		20,336,657

	Colorado - 1.1%
750,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2027	878,273
420,000	E-470 Public Highway, CO, Auth Rev 1 mo. USD LIBOR + 1.05%, 2.10%, 09/01/2039(2)	426,661
600,000	University of Colorado Enterprise Rev 5.75%, 06/01/2028	633,534

		1,938,468

	Connecticut - 2.3%
1,500,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025	1,707,495
950,000	City of Hartford, CT, GO 5.00%, 07/01/2027	1,073,414
395,000	Connecticut Housing Finance Auth 4.00%, 05/15/2047	423,203
750,000	Connecticut State, GO 5.00%, 05/15/2025	852,218

		4,056,330

	District of Columbia - 1.5%
1,500,000	District of Columbia University Rev 5.25%, 04/01/2034(3)	1,538,100
1,035,000	Metropolitan Washington, DC, Airport Auth System Rev 5.00%, 10/01/2022	1,170,119

		2,708,219

	Florida - 4.7%
	Broward County, FL, Airport System Rev
145,000	5.00%, 10/01/2019	152,962
265,000	5.00%, 10/01/2020	286,234
285,000	5.00%, 10/01/2021	314,734
	City of Port State Lucie, FL
590,000	4.00%, 07/01/2028	619,671
585,000	4.00%, 07/01/2029	610,483
1,000,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2024	1,106,570
1,000,000	Manatee County, FL, School Dist 5.00%, 10/01/2030	1,164,390
190,000	Miami Beach, FL, Health Facs Auth 5.00%, 11/15/2020	204,349
530,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2027	604,910
625,000	Miami-Dade County, FL, Expressway Auth 5.00%, 07/01/2024	727,106
1,000,000	Miami-Dade County, FL, School Board 5.00%, 08/01/2027	1,167,810
1,000,000	Palm Beach County, FL, Health Facs Auth 6.80%, 06/01/2025	1,157,020

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 130,000	Village, FL, Community Development Dist No. 11 3.25%, 05/01/2019	$ 131,680

		8,247,919

	Georgia - 3.2%
2,000,000	Atlanta, GA, Airport Passenger Facs Charge Rev 5.00%, 01/01/2023	2,122,560
	Burke County, GA, DA Rev
520,000	1.85%, 12/01/2049(3)	517,863
1,000,000	3.00%, 11/01/2045(3)	995,860
725,000	Monroe County, GA, DA Rev 2.40%, 01/01/2039(3)	721,650
1,170,000	Municipal Electric Auth Georgia, GA 5.00%, 01/01/2022	1,295,904

		5,653,837

	Hawaii - 0.6%
1,000,000	Hawaii State Dept of Transportation 5.00%, 08/01/2022	1,122,460

	Illinois - 16.8%
	Chicago, IL, Board of Education
1,000,000	5.00%, 12/01/2034	1,030,490
435,000	6.00%, 01/01/2020	452,696
150,000	Chicago, IL, Board of Education, Special Tax 6.00%, 04/01/2046	176,790
1,000,000	Chicago, IL, Midway International Airport 5.00%, 01/01/2036	1,138,430
	Chicago, IL, O’Hare International Airport Rev
825,000	5.00%, 01/01/2023	912,136
1,500,000	5.00%, 01/01/2026	1,664,295
	Chicago, IL, Transit Auth
415,000	5.00%, 06/01/2025	473,930
100,000	5.25%, 06/01/2022	101,306
	City of Chicago, IL, GO
1,000,000	5.00%, 01/01/2020	1,045,650
300,000	5.00%, 12/01/2023	315,819
	City of Chicago, IL, Wastewater Transmission Rev
285,000	5.00%, 01/01/2028	317,707
715,000	5.00%, 01/01/2029	793,771
1,205,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2029	1,322,584
310,000	Cook County, IL, Community High School Dist No. 212 Leyden 5.00%, 12/01/2027	351,503
885,000	Cook County, IL, GO 5.00%, 11/15/2027	1,024,476
600,000	Cook, IL, Regional Transportation Auth 5.00%, 06/01/2035	674,670
	Illinois State Finance Auth Rev
1,000,000	5.00%, 10/01/2023	1,141,440
1,000,000	5.00%, 02/15/2027	1,142,800
335,000	5.00%, 11/15/2028	378,513
1,000,000	5.00%, 11/15/2031	1,125,800
1,000,000	5.00%, 11/15/2033	1,120,250
625,000	5.00%, 11/15/2034	690,619
	Illinois State Toll Highway Auth, Taxable Rev
1,000,000	5.00%, 01/01/2027	1,133,710
1,000,000	5.00%, 01/01/2031	1,152,540
	Illinois State, GO
1,000,000	5.00%, 01/01/2022	1,029,000
1,000,000	5.00%, 02/01/2026	1,067,130
2,000,000	5.25%, 01/01/2021	2,104,600
1,400,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2031	1,582,238
625,000	Kane McHenry Cook & DeKalb Counties, IL, USD GO 5.00%, 01/01/2027	718,069

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,000,000	Met Pier & Exposition Auth, IL, Rev 5.00%, 12/15/2035	$ 1,080,920
815,000	Metropolitan Pier & Exposition Auth, IL 4.85%, 12/15/2042	435,177
	Railsplitter, IL, Tobacco Settlement Auth
405,000	5.00%, 06/01/2027	466,232
1,000,000	5.50%, 06/01/2023	1,122,170
500,000	Springfield, IL, Water Rev 5.25%, 03/01/2026	501,640

		29,789,101

	Indiana - 1.2%
870,000	Indiana Municipal Power Agency 5.00%, 01/01/2033	1,014,985
	University of Southern Indiana
820,000	5.00%, 10/01/2022	866,551
250,000	5.00%, 10/01/2023	264,193

		2,145,729

	Kentucky - 0.7%
1,085,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	1,196,581

	Louisiana - 1.7%
600,000	City of Shreveport, LA, Water & Sewer Rev 5.00%, 12/01/2036	690,450
1,155,000	Louisiana State Local Gov’t Environmental Facs & Community DA Rev 6.00%, 11/15/2030	1,295,841
95,000	Louisiana State, Tobacco Settlement Financing Corp. 5.00%, 05/15/2026	95,744
	New Orleans, LA, Aviation Board
190,000	5.00%, 01/01/2026	221,093
125,000	5.00%, 01/01/2027	146,558
500,000	5.00%, 01/01/2034	555,415

		3,005,101

	Maryland - 0.3%
105,000	Howard, MD, Special Obligation 4.00%, 02/15/2028(1)	107,981
430,000	Rockville, MD, Mayor 3.00%, 11/01/2025	431,010

		538,991

	Massachusetts - 0.5%
200,000	Massachusetts School Building Auth 5.00%, 11/15/2030	235,930
545,000	Massachusetts State Development Finance Agency 4.00%, 10/01/2025(1)	569,127

		805,057

	Michigan - 2.2%
1,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	1,149,320
	Michigan Finance Auth
600,000	5.00%, 07/01/2018	607,842
335,000	5.00%, 07/01/2027	376,627
335,000	5.00%, 07/01/2028	375,213
350,000	5.00%, 07/01/2029	393,579
265,000	Michigan State Building Auth 5.00%, 04/15/2027	313,108
370,000	State of Michigan 5.00%, 03/15/2027	439,031
275,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	314,564

		3,969,284

	Minnesota - 0.7%
	Duluth, MN, ISD, No. 709

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 600,000	3.00%, 02/01/2021	$ 615,078
240,000	4.00%, 02/01/2027	258,190
315,000	Saint Francis, MN, ISD, No. 15 4.00%, 02/01/2029(4)	330,901

		1,204,169

	Missouri - 1.4%
1,000,000	City of State Louis, MO, Airport Rev 5.00%, 07/01/2032	1,163,840
	Kirkwood, MO, IDA Retirement Community
500,000	5.25%, 05/15/2042	528,950
500,000	5.25%, 05/15/2050	525,845
1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027(5)(6)(7)	245,000

		2,463,635

	Nevada - 0.2%
380,000	Las Vegas, NV, Special Improvement Dist 5.00%, 06/01/2028	397,153

	New Jersey - 1.5%
175,000	City of Atlantic, NJ, GO 5.00%, 03/01/2022	192,154
	New Jersey State Econ DA
330,000	4.88%, 09/15/2019	340,032
1,000,000	5.00%, 09/01/2021	1,069,360
1,060,000	New Jersey Transportation Trust Fund Auth 5.00%, 06/15/2021	1,073,197

		2,674,743

	New York - 8.6%
1,000,000	City of New York, NY, GO 6.25%, 10/15/2028	1,034,086
1,000,000	Metropolitan Transportation Auth, NY, Rev 5.25%, 11/15/2023	1,099,910
395,000	New York City, NY, Housing Development Corp. 4.50%, 02/15/2048	410,441
365,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	376,136
	New York State Dormitory Auth Rev
1,500,000	5.00%, 03/15/2030	1,757,520
4,500,000	5.00%, 03/15/2031	5,285,220
2,000,000	5.38%, 03/01/2029	2,084,500
765,000	New York State Liberty Development Corp. Rev 5.15%, 11/15/2034(1)	838,685
520,000	New York Transportation Development Corp. Rev 5.00%, 08/01/2018	527,706
645,000	Newburgh, NY, GO 5.00%, 06/15/2018	653,849
75,000	Syracuse, NY, IDA 5.00%, 01/01/2029	84,037
	Town of Oyster Bay, NY, GO
50,000	2.50%, 03/15/2018	49,974
265,000	3.00%, 03/01/2021	270,165
155,000	4.00%, 11/01/2022	163,455
445,000	TSASC, Inc., NY 5.00%, 06/01/2026	529,287

		15,164,971

	North Carolina - 0.2%
275,000	North Carolina Medical Care Commission Rev 5.00%, 10/01/2027	330,030

	Ohio - 2.6%
	City of Cleveland, OH, Airport System Rev
355,000	5.00%, 01/01/2022	393,904
325,000	5.00%, 01/01/2023	367,322
85,000	County of Hamilton, OH, Sales Tax Rev 5.00%, 12/01/2027	102,512

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 1,200,000	Cuyahoga, OH, Community College Dist 5.00%, 08/01/2027	$1,279,392
2,000,000	Dayton, OH, City School Dist GO 5.00%, 11/01/2027	2,372,980

		4,516,110

	Oregon - 1.0%
2,300,000	Clackamas County, OR, School Dist No. 12, GO 0.00%, 06/15/2040(8)	921,909
800,000	Washington County, OR, School Dist No. 48, GO 5.00%, 06/15/2035	915,944

		1,837,853

	Pennsylvania - 5.5%
1,000,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2026	1,157,760
250,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	292,525
605,000	Harrisburg, PA, School Dist GO 5.00%, 11/15/2026	706,471
	Lancaster County, PA, Hospital Auth
140,000	5.00%, 07/01/2024	156,310
115,000	5.00%, 07/01/2025	128,162
	Pennsylvania State Turnpike Commission Rev
200,000	5.00%, 12/01/2027	232,808
665,000	6.00%, 06/01/2028	675,327
750,000	Pennsylvania State, GO 5.00%, 08/15/2023	856,365
1,000,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2031	1,162,670
1,000,000	Philadelphia, PA, GO 5.25%, 08/01/2019	1,053,630
	Philadelphia, PA, School Dist GO
365,000	5.00%, 09/01/2023	407,012
200,000	5.25%, 09/01/2023	212,884
	Pittsburgh, PA, School Dist GO
1,570,000	5.00%, 09/01/2021	1,738,822
750,000	5.00%, 09/01/2023	828,457
150,000	Reading, PA, School Dist GO 5.00%, 03/01/2038	168,486

		9,777,689

	Puerto Rico - 0.6%
360,000	Commonwealth of Puerto Rico, GO 5.50%, 07/01/2019	363,633
	Puerto Rico Electric Power Auth
200,000	5.00%, 07/01/2019	200,668
60,000	5.25%, 07/01/2019	60,403
380,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026	393,083

		1,017,787

	Rhode Island - 1.6%
	Rhode Island Health & Educational Bldg Corp.
1,215,000	5.00%, 05/15/2018	1,225,474
800,000	5.00%, 05/15/2027	916,376
530,000	5.00%, 05/15/2028	609,309

		2,751,159

	South Carolina - 1.1%
1,000,000	South Carolina St Jobs-Econ DA Rev 5.25%, 08/01/2024	1,108,970
	South Carolina State Public Service Auth
315,000	5.00%, 12/01/2031	352,810
500,000	5.00%, 12/01/2034	556,105

		2,017,885

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	South Dakota - 0.8%
$ 870,000	South Dakota Housing Dev. Auth 4.00%, 11/01/2047	$928,629
415,000	South Dakota State Health & Educational Facs Auth 5.00%, 11/01/2029	468,041

		1,396,670

	Texas - 12.1%
210,000	City of Arlington, TX 5.00%, 02/15/2034	238,312
595,000	City of Austin, TX, Airport System Rev 5.00%, 11/15/2026	696,305
2,250,000	City of San Antonio, TX, Electric & Gas Systems Rev 5.00%, 02/01/2032	2,638,732
	Clifton, TX, Higher Education Finance Corp.
1,000,000	4.00%, 08/15/2029	1,084,980
1,050,000	4.00%, 08/15/2030	1,125,275
1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	1,171,330
750,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2023	809,625
1,500,000	Grapevine-Colleyville, TX, ISD GO 5.00%, 08/15/2027	1,766,250
250,000	Harris County - Houston, TX 5.00%, 11/15/2032	278,533
2,000,000	Houston, TX, Utility System Rev 6.00%, 11/15/2036	2,113,696
1,580,000	La Joya, TX, ISD GO 5.00%, 02/15/2025	1,822,024
1,000,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2031	1,068,570
1,000,000	North Texas Tollway Auth Rev 5.00%, 01/01/2030	1,122,010
325,000	San Antonio, TX, Water Rev 5.00%, 05/15/2031	379,629
2,000,000	Socorro, TX, Independent School Dist 5.00%, 08/15/2030	2,367,820
	Tarrant County, TX, Cultural Education Facs
405,000	3.88%, 11/15/2020	405,020
575,000	5.00%, 10/01/2034	623,708
1,000,000	6.25%, 11/15/2029	1,037,474
550,000	Texas State Transportation Commission Turnpike System 5.00%, 08/15/2032	615,186

		21,364,479

	Vermont - 0.3%
600,000	Vermont State Econ DA Waste 4.75%, 04/01/2036(1)(3)	600,834

	Virginia - 0.3%
500,000	Virginia State Resources Auth Infrastructure 5.00%, 11/01/2024	513,148

	Washington - 2.9%
2,285,000	FYI Properties, WA, Lease Rev 5.50%, 06/01/2034	2,401,809
	Washington State Health Care Facs Auth Rev
590,000	5.00%, 01/01/2026	683,787
1,820,000	5.00%, 03/01/2029	2,070,796

		5,156,392

	Wisconsin - 2.5%
1,705,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2024	1,924,996
235,000	Public Finance Auth, WI 3.50%, 11/15/2023(1)	236,967
125,000	Wisconsin State 5.75%, 05/01/2033	131,665

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$ 865,000	6.00%, 05/01/2036		$913,786
1,000,000	Wisconsin State Health & Educational Facs Auth Rev 5.00%, 11/15/2027		1,141,420

			4,348,834

	Wyoming - 0.2%
325,000	Wyoming Community Development Auth 4.00%, 12/01/2046		347,965

	Total Municipal Bonds (cost $166,381,235)		$169,566,620

	Total Long-Term Investments (cost $166,381,235)		$169,566,620

Short-Term Investments - 3.5%
	Other Investment Pools & Funds - 3.5%
6,255,392	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(9)		6,255,392

	Total Short-Term Investments (cost $6,255,392)		$6,255,392

	Total Investments (cost $172,636,627)	99.4%	$175,822,012
	Other Assets and Liabilities	0.6%	1,035,332

	Total Net Assets	100.0%	$176,857,344

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $2,952,783, which represented 1.7% of total net assets.
(2)	Variable rate security; the rate reported is the coupon rate in effect at January 31, 2018.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $332,838 at January 31, 2018.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of this security was $245,000, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(7)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of this security was $245,000, which represented 0.1% of total net assets.
(8)	Security is a zero-coupon bond.
(9)	Current yield as of period end.

OTC Interest Rate Swap Contracts Outstanding at January 31, 2018
Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BCLY	1.15% Fixed	CPURNSA	USD	3,600,000	01/15/20	At Maturity	$—	$—	$70,595	$70,595
BCLY	1.18% Fixed	CPURNSA	USD	7,550,000	01/15/19	At Maturity	—	—	101,708	101,708
BCLY	1.28% Fixed	CPURNSA	USD	3,700,000	01/15/20	At Maturity	—	—	73,335	73,335
BCLY	1.54% Fixed	CPURNSA	USD	7,000,000	03/03/21	At Maturity	—	—	218,569	218,569
BCLY	1.67% Fixed	CPURNSA	USD	5,750,000	03/08/26	At Maturity	—	—	306,569	306,569
BCLY	2.29% Fixed	CPURNSA	USD	6,592,000	01/15/22	At Maturity	—	—	(26,422)	(26,422)

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

BNP	1.59% Fixed	CPURNSA	USD	22,263,000	07/15/21	At Maturity	$—	$—	$650,608	$650,608
BNP	1.69% Fixed	CPURNSA	USD	4,850,000	01/15/23	At Maturity	—	—	176,705	176,705
BOA	1.62% Fixed	CPURNSA	USD	8,639,000	07/15/21	At Maturity	—	—	242,293	242,293
BOA	2.12% Fixed	CPURNSA	USD	7,429,000	01/15/24	At Maturity	—	—	39,595	39,595
CBK	2.03% Fixed	CPURNSA	USD	1,185,000	06/01/25	At Maturity	—	—	12,469	12,469
CBK	2.26% Fixed	CPURNSA	USD	2,098,000	02/15/42	At Maturity	—	—	50,223	50,223
CBK	2.33% Fixed	CPURNSA	USD	525,000	04/15/18	At Maturity	—	—	(28,124)	(28,124)
CBK	2.45% Fixed	CPURNSA	USD	950,000	11/07/34	At Maturity	—	—	(47,777)	(47,777)
DEUT	1.23% Fixed	CPURNSA	USD	7,450,000	11/12/19	At Maturity	—	—	127,235	127,235
DEUT	1.48% Fixed	CPURNSA	USD	2,300,000	07/15/23	At Maturity	—	—	87,175	87,175
DEUT	1.53% Fixed	CPURNSA	USD	1,850,000	12/11/24	At Maturity	—	—	76,033	76,033
DEUT	1.55% Fixed	CPURNSA	USD	5,020,000	09/02/20	At Maturity	—	—	81,255	81,255
DEUT	1.68% Fixed	CPURNSA	USD	1,985,000	08/04/25	At Maturity	—	—	86,153	86,153
DEUT	1.70% Fixed	CPURNSA	USD	1,475,000	12/02/24	At Maturity	—	—	60,774	60,774
JPM	1.76% Fixed	CPURNSA	USD	12,288,000	07/15/23	At Maturity	—	—	486,522	486,522
JPM	1.80% Fixed	CPURNSA	USD	5,080,000	11/03/25	At Maturity	—	—	177,255	177,255
JPM	2.33% Fixed	CPURNSA	USD	7,000,000	09/30/21	At Maturity	—	—	(446,955)	(446,955)
JPM	2.75% Fixed	CPURNSA	USD	1,075,000	03/03/21	At Maturity	—	—	(113,627)	(113,627)
MSC	1.44% Fixed	CPURNSA	USD	1,525,000	08/09/23	At Maturity	—	—	64,505	64,505

Total							$—	$—	$2,526,671	$2,526,671

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
USD	United States Dollar

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter

Municipal Abbreviations:
DA	Development Authority
GO	General Obligation
ISD	Independent School District
IDA	Industrial Development Authority
Rev	Revenue
USD	United School District

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$169,566,620	$—	$169,566,620	$—
Short-Term Investments	6,255,392	6,255,392	—	—
Swaps - Interest Rate(2)	3,189,576	—	3,189,576	—

Total	$179,011,588	$6,255,392	$172,756,196	$—

Liabilities
Swaps - Interest Rate(2)	$(662,905)	$—	$(662,905)	$—

Total	$(662,905)	$—	$(662,905)	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Quality Value Fund (formerly, The Hartford Value Opportunities Fund)
Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Banks - 18.8%
432,332	Bank of America Corp.	$13,834,624
41,959	Bank of Nova Scotia	2,789,854
141,222	Citigroup, Inc.	11,083,102
117,218	JP Morgan Chase & Co.	13,558,606
19,915	M&T Bank Corp.	3,799,384
35,756	PNC Financial Services Group, Inc.	5,650,163
104,922	Wells Fargo & Co.	6,901,769

		57,617,502

	Capital Goods - 7.5%
39,208	AMETEK, Inc.	2,991,570
35,864	Eaton Corp. plc	3,011,500
26,916	Honeywell International, Inc.	4,297,678
105,668	Johnson Controls International plc	4,134,789
13,290	Lockheed Martin Corp.	4,715,957
18,780	Raytheon Co.	3,923,893

		23,075,387

	Commercial & Professional Services - 0.5%
17,599	Waste Management, Inc.	1,556,279

	Diversified Financials - 2.0%
3,140	BlackRock, Inc.	1,764,052
109,928	Synchrony Financial	4,361,943

		6,125,995

	Energy - 11.7%
58,672	Anadarko Petroleum Corp.	3,523,254
71,716	Chevron Corp.	8,989,600
33,011	EOG Resources, Inc.	3,796,265
87,824	Exxon Mobil Corp.	7,667,035
70,788	Halliburton Co.	3,801,316
82,940	Hess Corp.	4,189,299
67,110	Total S.A. ADR	3,896,407

		35,863,176

	Food & Staples Retailing - 1.2%
48,235	Walgreens Boots Alliance, Inc.	3,630,166

	Food, Beverage & Tobacco - 3.0%
37,145	Altria Group, Inc.	2,612,779
58,077	Mondelez International, Inc. Class A	2,578,619
37,594	Philip Morris International, Inc.	4,031,205

		9,222,603

	Health Care Equipment & Services - 5.1%
42,744	Abbott Laboratories	2,656,967
43,096	Cardinal Health, Inc.	3,093,862
42,987	Medtronic plc	3,692,154
30,520	STERIS plc	2,774,878
14,123	UnitedHealth Group, Inc.	3,344,044

		15,561,905

	Household & Personal Products - 2.1%
166,014	Coty, Inc. Class A	3,255,534
52,902	Unilever N.V.	3,041,336

		6,296,870

	Insurance - 8.0%
35,116	American International Group, Inc.	2,244,615
28,151	Chubb Ltd.	4,395,779
44,171	Marsh & McLennan Cos., Inc.	3,689,162
66,457	MetLife, Inc.	3,194,588
50,400	Principal Financial Group, Inc.	3,407,040
38,743	Prudential Financial, Inc.	4,603,443

Hartford Quality Value Fund (formerly, The Hartford Value Opportunities Fund)
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

80,556	XL Group Ltd.	$2,967,683

		24,502,310

	Materials - 3.8%
69,734	Ball Corp.	2,669,417
67,135	CRH plc ADR	2,510,178
57,102	Methanex Corp.	3,594,571
25,621	PPG Industries, Inc.	3,041,981

		11,816,147

	Media - 1.4%
100,628	Comcast Corp. Class A	4,279,709

	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
20,732	Allergan plc	3,737,150
128,416	AstraZeneca plc ADR	4,502,265
88,669	Bristol-Myers Squibb Co.	5,550,680
106,627	Merck & Co., Inc.	6,317,650
37,920	Novartis AG ADR	3,415,075

		23,522,820

	Real Estate - 2.8%
19,578	American Tower Corp. REIT	2,891,671
99,021	Corporate Office Properties Trust REIT	2,703,273
15,779	Public Storage REIT	3,088,897

		8,683,841

	Retailing - 4.2%
571,800	Allstar Co.*(1)(2)(3)(4)	114,360
19,831	Expedia, Inc.	2,538,566
65,677	L Brands, Inc.	3,289,761
38,900	Lowe’s Cos., Inc.	4,073,997
38,722	Target Corp.	2,912,669

		12,929,353

	Semiconductors & Semiconductor Equipment - 5.0%
156,289	Intel Corp.	7,523,752
27,587	KLA-Tencor Corp.	3,029,053
70,118	QUALCOMM, Inc.	4,785,553

		15,338,358

	Software & Services - 3.7%
19,408	Accenture plc Class A	3,118,866
23,103	International Business Machines Corp.	3,781,961
46,591	Microsoft Corp.	4,426,611

		11,327,438

	Technology Hardware & Equipment - 2.4%
108,755	Cisco Systems, Inc.	4,517,683
29,444	Motorola Solutions, Inc.	2,928,500

		7,446,183

	Telecommunication Services - 1.9%
107,056	Verizon Communications, Inc.	5,788,518

	Transportation - 1.3%
31,028	United Parcel Service, Inc. Class B	3,950,485

	Utilities - 4.1%
66,457	Alliant Energy Corp.	2,641,666
61,231	Avangrid, Inc.	2,983,174
66,348	Eversource Energy	4,185,895
61,331	UGI Corp.	2,807,120

		12,617,855

	Total Common Stocks (cost $272,117,908)	$301,152,900

Hartford Quality Value Fund (formerly, The Hartford Value Opportunities Fund)
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Total Long-Term Investments (cost $272,117,908)		$301,152,900

Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 2.1%
6,592,204	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(5)		$6,592,204

	Total Short-Term Investments (cost $6,592,204)		$6,592,204

	Total Investments (cost $278,710,112)	100.3%	$307,745,104
	Other Assets and Liabilities	(0.3)%	(935,904)

	Total Net Assets	100.0%	$306,809,200

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At January 31, 2018, the aggregate value of this security was $114,360, which represented 0.0% of total net assets.
(3)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of this security was $114,360, which represented 0.0% of total net assets.
(4)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of this security was $114,360, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(5)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Quality Value Fund (formerly, The Hartford Value Opportunities Fund)
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Banks	$57,617,502	$57,617,502	$—	$—
Capital Goods	23,075,387	23,075,387	—	—
Commercial & Professional Services	1,556,279	1,556,279	—	—
Diversified Financials	6,125,995	6,125,995	—	—
Energy	35,863,176	35,863,176	—	—
Food & Staples Retailing	3,630,166	3,630,166	—	—
Food, Beverage & Tobacco	9,222,603	9,222,603	—	—
Health Care Equipment & Services	15,561,905	15,561,905	—	—
Household & Personal Products	6,296,870	6,296,870	—	—
Insurance	24,502,310	24,502,310	—	—
Materials	11,816,147	11,816,147	—	—
Media	4,279,709	4,279,709	—	—
Pharmaceuticals, Biotechnology & Life Sciences	23,522,820	23,522,820	—	—
Real Estate	8,683,841	8,683,841	—	—
Retailing	12,929,353	12,814,993	—	114,360
Semiconductors & Semiconductor Equipment	15,338,358	15,338,358	—	—
Software & Services	11,327,438	11,327,438	—	—
Technology Hardware & Equipment	7,446,183	7,446,183	—	—
Telecommunication Services	5,788,518	5,788,518	—	—
Transportation	3,950,485	3,950,485	—	—
Utilities	12,617,855	12,617,855	—	—
Short-Term Investments	6,592,204	6,592,204	—	—

Total	$307,745,104	$307,630,744	$—	$114,360

(1)    For the period ended January 31, 2018, there were no transfers between any levels.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

The Hartford Small Cap Growth Fund
Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.6%
	Automobiles & Components - 1.8%
145,394	Cooper Tire & Rubber Co.	$5,684,905
5,635	Cooper-Standard Holdings, Inc.*	702,065
173,814	Tenneco, Inc.	10,082,950
52,304	Visteon Corp.*	6,803,704
21,964	Winnebago Industries, Inc.	998,264
		24,271,888
	Banks - 3.4%
48,601	Essent Group Ltd.*	2,260,918
98,531	FCB Financial Holdings, Inc. Class A*	5,399,499
131,254	First Busey Corp.	4,066,249
133,050	First Hawaiian, Inc.	3,845,145
119,067	Great Western Bancorp, Inc.	5,018,674
86,226	IBERIABANK Corp.	7,286,097
2,481	LendingTree, Inc.*	912,636
469,910	MGIC Investment Corp.*	6,964,066
80,628	NMI Holdings, Inc. Class A*	1,479,524
287,362	Sterling Bancorp	7,112,209
12,126	Walker & Dunlop, Inc.*	563,253
		44,908,270
	Capital Goods - 10.3%
179,625	AAON, Inc.	6,538,350
184,763	Altra Industrial Motion Corp.	9,681,581
60,089	American Woodmark Corp.*	8,163,091
96,275	Applied Industrial Technologies, Inc.	7,100,281
8,441	Argan, Inc.	368,028
112,708	Armstrong World Industries, Inc.*	7,066,792
50,535	Astec Industries, Inc.	3,153,384
118,399	AZZ, Inc.	5,387,154
15,181	Barnes Group, Inc.	998,758
27,129	Beacon Roofing Supply, Inc.*	1,641,305
175,674	BMC Stock Holdings, Inc.*	3,935,098
35,055	Caesarstone Ltd.*	743,166
71,339	Continental Building Products, Inc.*	2,029,595
20,395	EMCOR Group, Inc.	1,657,706
7,434	Encore Wire Corp.	376,160
230,104	Generac Holdings, Inc.*	11,258,989
25,974	Global Brass & Copper Holdings, Inc.	835,064
70,147	HEICO Corp. Class A	4,619,180
30,372	Hillenbrand, Inc.	1,345,480
11,837	Hyster-Yale Materials Handling, Inc.	1,002,476
158,929	ITT, Inc.	8,900,024
244,568	JELD-WEN Holding, Inc.*	9,606,631
68,573	KBR, Inc.	1,394,775
70,637	Meritor, Inc.*	1,926,977
307,755	Milacron Holdings Corp.*	5,838,112
12,565	Navistar International Corp.*	575,854
6,140	Proto Labs, Inc.*	671,409
245,847	Rexnord Corp.*	6,910,759
61,178	SiteOne Landscape Supply, Inc.*	4,659,316
53,824	Teledyne Technologies, Inc.*	10,276,078
14,316	Trex Co., Inc.*	1,597,522
44,993	Wabash National Corp.	1,162,169
181,331	Welbilt, Inc.*	4,043,681
		135,464,945
	Commercial & Professional Services - 4.9%
175,923	Advanced Disposal Services, Inc.*	4,287,244
88,915	Brink’s Co.	7,415,511
142,649	Deluxe Corp.	10,594,541
100,706	Exponent, Inc.	7,467,350
75,419	Herman Miller, Inc.	3,054,469
103,933	Huron Consulting Group, Inc.*	4,172,910

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

17,698	Insperity, Inc.	$1,084,003
71,539	MSA Safety, Inc.	5,602,219
144,577	On Assignment, Inc.*	11,070,261
58,001	Quad/Graphics, Inc.	1,282,982
82,173	RPX Corp.*	1,153,709
28,633	Steelcase, Inc. Class A	445,243
44,727	TriNet Group, Inc.*	1,962,173
18,312	TrueBlue, Inc.*	500,833
73,714	WageWorks, Inc.*	4,463,383
		64,556,831
	Consumer Durables & Apparel - 4.6%
84,048	Carter’s, Inc.	10,110,975
38,728	Crocs, Inc.*	523,215
18,661	Deckers Outdoor Corp.*	1,599,434
11,534	iRobot Corp.*	1,023,643
41,920	KB Home	1,321,318
27,582	La-Z-Boy, Inc.	831,597
53,547	MDC Holdings, Inc.	1,805,069
97,745	Oxford Industries, Inc.	7,702,306
240,505	Steven Madden Ltd.*	11,111,331
153,987	TopBuild Corp.*	11,786,165
354,850	Wolverine World Wide, Inc.	11,649,726
27,530	ZAGG, Inc.*	459,751
		59,924,530
	Consumer Services - 4.1%
23,700	American Public Education, Inc.*	601,980
52,390	Bloomin’ Brands, Inc.	1,154,152
72,259	Caesars Entertainment Corp.*	1,008,013
153,462	Dunkin’ Brands Group, Inc.	9,921,318
32,458	Grand Canyon Education, Inc.*	3,018,269
217,810	La Quinta Holdings, Inc.*	4,340,953
67,936	Marriott Vacations Worldwide Corp.	10,348,691
104,078	Papa John’s International, Inc.	6,753,622
34,501	Penn National Gaming, Inc.*	1,100,927
38,855	Scientific Games Corp. Class A*	1,812,586
22,570	Sotheby’s*	1,190,793
4,899	Strayer Education, Inc.	453,060
14,388	Texas Roadhouse, Inc.	844,863
10,592	Weight Watchers International, Inc.*	680,960
222,989	Wingstop, Inc.	10,783,748
		54,013,935
	Diversified Financials - 1.5%
28,369	Artisan Partners Asset Management, Inc. Class A	1,110,646
110,245	Evercore, Inc. Class A	11,085,135
40,869	Green Dot Corp. Class A*	2,503,635
34,524	Moelis & Co. Class A	1,784,891
102,612	OneMain Holdings, Inc.*	3,356,438
24,647	WisdomTree Investments, Inc.	285,659
		20,126,404
	Energy - 1.4%
33,365	CVR Energy, Inc.	1,194,133
18,755	Matador Resources Co.*	607,850
99,323	PDC Energy, Inc.*	5,149,897
266,187	ProPetro Holding Corp.*	4,972,373
15,558	REX American Resources Corp.*	1,270,311
265,152	WildHorse Resource Development Corp.*	4,722,357
		17,916,921
	Food & Staples Retailing - 1.4%
55,531	Casey’s General Stores, Inc.	6,725,359
133,394	Performance Food Group Co.*	4,582,084
88,434	PriceSmart, Inc.	7,534,577
		18,842,020

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Food, Beverage & Tobacco - 1.4%
11,479	Boston Beer Co., Inc. Class A*	$2,179,288
9,500	Fresh Del Monte Produce, Inc.	449,445
437,492	Hostess Brands, Inc.*	6,037,390
16,734	National Beverage Corp.	1,848,605
77,812	Pilgrim’s Pride Corp.*	2,160,839
59,499	Post Holdings, Inc.*	4,502,289
10,722	Sanderson Farms, Inc.	1,360,622
		18,538,478
	Health Care Equipment & Services - 9.2%
142,205	Anika Therapeutics, Inc.*	9,487,918
221,766	AtriCure, Inc.*	3,617,003
9,354	Atrion Corp.	5,382,292
193,580	Cardiovascular Systems, Inc.*	4,783,362
12,259	Chemed Corp.	3,194,328
42,583	Encompass Health Corp.	2,253,492
262,822	Globus Medical, Inc. Class A*	12,100,325
33,909	Haemonetics Corp.*	2,192,217
206,824	HMS Holdings Corp.*	3,542,895
45,852	ICU Medical, Inc.*	10,497,815
14,859	Inogen, Inc.*	1,810,420
90,537	Insulet Corp.*	6,928,797
135,235	Integra LifeSciences Holdings Corp.*	7,121,475
35,180	Lantheus Holdings, Inc.*	809,140
6,882	LHC Group, Inc.*	432,190
6,234	Magellan Health, Inc.*	620,906
19,912	Masimo Corp.*	1,876,507
74,277	Medidata Solutions, Inc.*	5,059,006
13,465	Merit Medical Systems, Inc.*	625,449
17,920	Molina Healthcare, Inc.*	1,637,171
180,910	Natus Medical, Inc.*	5,617,255
176,083	Omnicell, Inc.*	8,636,871
244,109	OraSure Technologies, Inc.*	5,311,812
128,814	Orthofix International N.V.*	7,399,076
62,805	Quality Systems, Inc.*	816,465
22,883	Quidel Corp.*	1,047,584
57,050	Triple-S Management Corp. Class B*	1,311,009
65,827	U.S. Physical Therapy, Inc.	4,999,561
12,228	WellCare Health Plans, Inc.*	2,572,527
		121,684,868
	Household & Personal Products - 0.3%
26,470	Medifast, Inc.	1,818,754
28,702	USANA Health Sciences, Inc.*	2,142,604
		3,961,358
	Insurance - 0.8%
58,283	American Equity Investment Life Holding Co.	1,923,339
47,625	Greenlight Capital Re Ltd. Class A*	964,406
137,525	James River Group Holdings Ltd.	5,225,950
143,022	Maiden Holdings Ltd.	1,008,305
4,837	Primerica, Inc.	488,537
50,191	Universal Insurance Holdings, Inc.	1,475,616
		11,086,153
	Materials - 4.0%
12,855	AdvanSix, Inc.*	507,258
166,923	Boise Cascade Co.*	7,419,727
28,014	Chemours Co.	1,446,083
35,946	Cleveland-Cliffs, Inc.*	246,230
476,636	Graphic Packaging Holding Co.	7,697,672
19,546	Ingevity Corp.*	1,418,062
13,278	Koppers Holdings, Inc.*	608,133
19,019	Kronos Worldwide, Inc.	522,072
327,607	Louisiana-Pacific Corp.*	9,700,443
444,637	OMNOVA Solutions, Inc.*	4,891,007

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

232,655	PolyOne Corp.	$10,111,186
17,873	Stepan Co.	1,401,601
198,116	Summit Materials, Inc. Class A*	6,329,806
		52,299,280
	Media - 0.2%
82,408	New York Times Co. Class A	1,915,986
	Pharmaceuticals, Biotechnology & Life Sciences - 15.1%
127,077	Abeona Therapeutics, Inc.*	1,937,924
91,168	Aerie Pharmaceuticals, Inc.*	5,000,565
39,193	Agios Pharmaceuticals, Inc.*	3,086,841
75,906	Akebia Therapeutics, Inc.*	1,121,891
515,555	Amicus Therapeutics, Inc.*	8,362,302
113,700	Arena Pharmaceuticals, Inc.*	4,254,654
35,628	Array BioPharma, Inc.*	528,007
86,410	Audentes Therapeutics, Inc.*	3,032,991
78,579	Axovant Sciences Ltd.*	159,515
27,192	BioSpecifics Technologies Corp.*	1,164,361
39,451	Bluebird Bio, Inc.*	8,083,510
96,301	Blueprint Medicines Corp.*	7,574,074
229,888	Calithera Biosciences, Inc.*	1,839,104
271,070	Catalent, Inc.*	12,615,598
164,204	Coherus Biosciences, Inc.*	1,658,460
38,628	Corcept Therapeutics, Inc.*	889,023
339,922	Cytokinetics, Inc.*	3,127,282
173,250	Dermira, Inc.*	4,941,090
27,717	Dynavax Technologies Corp.*	446,244
17,345	Editas Medicine, Inc.*	633,266
32,328	Emergent BioSolutions, Inc.*	1,577,283
11,629	Esperion Therapeutics, Inc.*	843,219
87,586	Exact Sciences Corp.*	4,353,900
66,331	Exelixis, Inc.*	2,010,493
22,616	FibroGen, Inc.*	1,324,167
157,313	Five Prime Therapeutics, Inc.*	3,146,260
98,600	Flexion Therapeutics, Inc.*	2,227,374
125,838	GlycoMimetics, Inc.*	2,830,097
68,476	Halozyme Therapeutics, Inc.*	1,279,132
154,796	ImmunoGen, Inc.*	1,421,027
34,019	Immunomedics, Inc.*	567,097
224,487	Impax Laboratories, Inc.*	4,366,272
125,422	Innoviva, Inc.*	1,829,907
267,995	Intersect ENT, Inc.*	10,009,613
90,508	Ionis Pharmaceuticals, Inc.*	4,753,480
147,290	Ironwood Pharmaceuticals, Inc.*	2,181,365
90,979	Jounce Therapeutics, Inc.*	2,199,872
38,469	Kala Pharmaceuticals, Inc.*	585,498
4,919	Ligand Pharmaceuticals, Inc.*	775,333
64,142	Loxo Oncology, Inc.*	6,508,489
46,671	Luminex Corp.	942,287
125,768	Medicines Co.*	4,166,694
90,495	MiMedx Group, Inc.*	1,515,791
77,999	Momenta Pharmaceuticals, Inc.*	1,325,983
18,383	MyoKardia, Inc.*	948,563
246,164	NanoString Technologies, Inc.*	1,851,153
104,594	Nektar Therapeutics*	8,745,104
79,380	Neurocrine Biosciences, Inc.*	6,784,609
130,867	Otonomy, Inc.*	759,029
525,265	PDL BioPharma, Inc.*	1,449,731
142,499	Portola Pharmaceuticals, Inc.*	7,311,624
33,134	PRA Health Sciences, Inc.*	3,017,182
12,045	Puma Biotechnology, Inc.*	805,208
71,137	Revance Therapeutics, Inc.*	2,297,725
458,541	Rigel Pharmaceuticals, Inc.*	1,834,164
48,323	Sage Therapeutics, Inc.*	9,171,705
66,741	Sangamo Therapeutics, Inc.*	1,391,550
73,600	Solid Biosciences, Inc.*	1,885,632

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

82,232	Spark Therapeutics, Inc.*	$4,609,104
60,154	Supernus Pharmaceuticals, Inc.*	2,349,014
114,574	Syneos Health, Inc.*	4,393,913
99,005	Ultragenyx Pharmaceutical, Inc.*	5,281,917
20,010	Zogenix, Inc.*	727,363
		198,811,625
	Real Estate - 3.1%
136,654	CareTrust, Inc. REIT	2,171,432
37,291	Coresite Realty Corp. REIT	4,039,361
140,645	Corporate Office Properties Trust REIT	3,839,609
219,888	HFF, Inc. Class A, REIT	10,820,688
198,971	LaSalle Hotel Properties REIT	6,076,574
16,639	National Health Investors, Inc. REIT	1,173,549
112,437	Physicians Realty Trust REIT	1,832,723
38,667	Potlatch Corp. REIT	2,045,484
81,324	RLJ Lodging Trust REIT	1,880,211
397,487	Sunstone Hotel Investors, Inc. REIT	6,697,656
		40,577,287
	Retailing - 3.3%
14,009	Big Lots, Inc.	851,467
52,143	Buckle, Inc.	1,045,467
33,607	Burlington Stores, Inc.*	4,090,308
185,873	Caleres, Inc.	5,509,276
21,655	Cato Corp. Class A	257,261
15,800	Children’s Place, Inc.	2,366,840
214,316	Core-Mark Holding Co., Inc.	4,734,241
149,761	Five Below, Inc.*	9,723,982
30,000	Floor & Decor Holdings, Inc. Class A*	1,407,000
90,404	Groupon, Inc.*	478,237
197,359	Michaels Cos., Inc.*	5,303,036
21,500	National Vision Holdings, Inc.*	841,080
19,510	PetMed Express, Inc.	881,852
8,606	RH*	808,878
30,869	Sleep Number Corp.*	1,161,909
24,512	Tailored Brands, Inc.	592,945
29,985	Wayfair, Inc. Class A*	2,758,920
		42,812,699
	Semiconductors & Semiconductor Equipment - 4.6%
22,948	Advanced Energy Industries, Inc.*	1,632,291
158,329	Amkor Technology, Inc.*	1,592,790
221,761	Axcelis Technologies, Inc.*	5,743,610
8,779	Brooks Automation, Inc.	244,934
10,977	Cabot Microelectronics Corp.	1,118,447
37,773	Cirrus Logic, Inc.*	1,872,408
175,846	Cohu, Inc.	4,004,013
288,640	Entegris, Inc.	9,395,232
251,222	FormFactor, Inc.*	3,605,036
271,444	Integrated Device Technology, Inc.*	8,116,176
90,730	Kulicke & Soffa Industries, Inc.*	2,087,697
114,580	MACOM Technology Solutions Holdings, Inc.*	3,563,438
188,388	MaxLinear, Inc.*	4,858,526
120,094	MKS Instruments, Inc.	12,285,616
19,798	Rudolph Technologies, Inc.*	518,708
		60,638,922
	Software & Services - 16.1%
103,155	Aspen Technology, Inc.*	7,989,355
55,156	Blackbaud, Inc.	5,285,048
206,103	Blackhawk Network Holdings, Inc.*	9,367,381
240,096	Blucora, Inc.*	5,858,342
22,901	Bottomline Technologies de, Inc.*	835,887
56,485	CACI International, Inc. Class A*	7,938,967
346,131	Cloudera, Inc.*	6,479,572
29,986	CommVault Systems, Inc.*	1,599,753

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

18,881	CSG Systems International, Inc.	$852,855
126,318	EPAM Systems, Inc.*	14,839,839
294,978	Etsy, Inc.*	5,533,787
121,913	Everi Holdings, Inc.*	943,607
16,661	EVERTEC, Inc.	260,745
106,381	Exlservice Holdings, Inc.*	6,462,646
55,256	Fair Isaac Corp.	9,540,501
247,686	Five9, Inc.*	6,442,313
9,500	ForeScout Technologies, Inc.*	288,990
140,673	Glu Mobile, Inc.*	526,117
129,482	GrubHub, Inc.*	9,355,074
71,430	Guidewire Software, Inc.*	5,675,113
57,346	Hortonworks, Inc.*	1,144,053
99,403	HubSpot, Inc.*	9,647,061
24,272	Instructure, Inc.*	871,365
81,627	j2 Global, Inc.	6,529,344
71,050	LogMeIn, Inc.	8,938,090
148,168	MAXIMUS, Inc.	10,102,094
15,412	New Relic, Inc.*	920,559
62,698	NIC, Inc.	1,040,787
138,305	Nutanix, Inc. Class A*	4,439,590
152,514	Okta, Inc.*	4,491,537
117,407	Paylocity Holding Corp.*	6,139,212
111,063	Pegasystems, Inc.	5,647,554
63,569	Progress Software Corp.	3,167,643
14,912	Proofpoint, Inc.*	1,521,322
65,371	PTC, Inc.*	4,751,164
80,294	Q2 Holdings, Inc.*	3,400,451
19,554	Qualys, Inc.*	1,222,125
20,985	RingCentral, Inc. Class A*	1,139,486
80,260	Science Applications International Corp.	6,151,929
32,213	Shutterstock, Inc.*	1,425,747
3,590	Stamps.com, Inc.*	731,822
52,116	Sykes Enterprises, Inc.*	1,616,638
43,217	Travelport Worldwide Ltd.	588,183
19,699	TTEC Holdings, Inc.	782,050
12,306	Verint Systems, Inc.*	513,776
65,584	WEX, Inc.*	10,153,059
12,077	Yelp, Inc.*	529,214
221,267	Zendesk, Inc.*	8,523,205
		212,204,952
	Technology Hardware & Equipment - 3.0%
206,603	Ciena Corp.*	4,396,512
22,789	Control4 Corp.*	617,810
107,698	ePlus, Inc.*	8,314,286
149,711	Extreme Networks, Inc.*	2,250,156
171,702	Fabrinet*	4,259,927
92,204	Itron, Inc.*	6,749,333
20,891	Methode Electronics, Inc.	853,397
29,844	Pure Storage, Inc. Class A*	601,058
55,039	Rogers Corp.*	9,069,326
129,404	Vishay Intertechnology, Inc.	2,840,418
		39,952,223
	Telecommunication Services - 0.8%
320,823	ORBCOMM, Inc.*	3,686,256
567,774	Vonage Holdings Corp.*	6,353,391
		10,039,647
	Transportation - 2.0%
88,896	Genesee & Wyoming, Inc. Class A*	7,098,346
43,000	Hawaiian Holdings, Inc.*	1,606,050
218,618	Knight-Swift Transportation Holdings, Inc.*	10,884,990
262,691	Marten Transport Ltd.	6,094,431

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

12,145	Saia, Inc.*		$917,555
			26,601,372
	Utilities - 0.3%
174,722	Evoqua Water Technologies Corp.*		3,994,145
	Total Common Stocks (cost $1,002,599,167)		$1,285,144,739
Exchange-Traded Funds - 1.1%
	Other Investment Pools & Funds - 1.1%
73,452	iShares Russell 2000 Growth ETF		14,231,325
	Total Exchange-Traded Funds (cost $12,866,716)		$14,231,325
Warrants - 0.0%
	Diversified Financials - 0.0%
1,613	Emergent Capital, Inc. Expires 4/11/19*(1)(2)		—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $1,015,465,883)		$1,299,376,064
Short-Term Investments - 1.2%
	Other Investment Pools & Funds - 1.2%
2,235,408	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.23%(3)		2,235,408
13,867,125	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(3)		13,867,125
			16,102,533
	Total Short-Term Investments (cost $16,102,533)		$16,102,533
	Total Investments (cost $1,031,568,416)	99.9%	$1,315,478,597
	Other Assets and Liabilities	0.1%	1,287,497
	Total Net Assets	100.0%	$1,316,766,094

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(2)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of this security was $0, which represented 0.0% of total net assets.
(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$24,271,888	$24,271,888	$—	$—
Banks	44,908,270	44,908,270	—	—
Capital Goods	135,464,945	135,464,945	—	—
Commercial & Professional Services	64,556,831	64,556,831	—	—
Consumer Durables & Apparel	59,924,530	59,924,530	—	—
Consumer Services	54,013,935	54,013,935	—	—
Diversified Financials	20,126,404	20,126,404	—	—
Energy	17,916,921	17,916,921	—	—
Food & Staples Retailing	18,842,020	18,842,020	—	—
Food, Beverage & Tobacco	18,538,478	18,538,478	—	—
Health Care Equipment & Services	121,684,868	121,684,868	—	—
Household & Personal Products	3,961,358	3,961,358	—	—
Insurance	11,086,153	11,086,153	—	—
Materials	52,299,280	52,299,280	—	—
Media	1,915,986	1,915,986	—	—
Pharmaceuticals, Biotechnology & Life Sciences	198,811,625	198,811,625	—	—
Real Estate	40,577,287	40,577,287	—	—
Retailing	42,812,699	42,812,699	—	—
Semiconductors & Semiconductor Equipment	60,638,922	60,638,922	—	—
Software & Services	212,204,952	212,204,952	—	—
Technology Hardware & Equipment	39,952,223	39,952,223	—	—
Telecommunication Services	10,039,647	10,039,647	—	—
Transportation	26,601,372	26,601,372	—	—
Utilities	3,994,145	3,994,145	—	—
Exchange-Traded Funds	14,231,325	14,231,325	—	—
Warrants	—	—	—	—
Short-Term Investments	16,102,533	16,102,533	—	—

Total	$1,315,478,597	$1,315,478,597	$—	$—

            (1)     For the period ended January 31, 2018, there were no transfers between any levels.

Hartford Schroders Emerging Markets Debt and Currency Fund

Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 1.7%
		Argentina - 0.3%
	$200,000	YPF S.A. BADLAR + 4.000%, 27.13%, 07/07/2020(1)(2)	$181,156

		Mexico - 1.4%
		Petroleos Mexicanos
MXN	8,428,400	7.19%, 09/12/2024(3)	405,391
	12,400,000	7.47%, 11/12/2026	582,836

			988,227

		Total Corporate Bonds (cost $1,152,011)	$1,169,383

Foreign Government Obligations - 50.8%
		Argentina - 2.5%
ARS	540,000	Argentina Bonar Bonds BADLAR + 3.250%, 26.23%, 03/01/2020(2)	$28,859
	2,500,000	Argentina Politica Monet 27.78%, 06/21/2020(4)	139,402
		Argentine Bonos del Tesoro
	8,750,000	15.50%, 10/17/2026	449,417
	3,200,000	16.00%, 10/17/2023	162,898
	13,140,000	18.20%, 10/03/2021	699,565
	4,500,000	21.20%, 09/19/2018	227,412

			1,707,553

		Brazil - 8.3%
		Brazil Notas do Tesouro Nacional
BRL	671,384	6.00%, 08/15/2050(5)	239,545
	1,950,000	10.00%, 01/01/2019	628,559
	3,682,000	10.00%, 01/01/2023	1,187,905
	3,991,000	10.00%, 01/01/2025	1,279,689
	6,810,000	10.00%, 01/01/2027	2,169,751
	$170,000	Brazilian Government International Bond 5.63%, 01/07/2041	171,020

			5,676,469

		Ecuador - 0.7%
		Ecuador Government International Bond
	200,000	9.63%, 06/02/2027(3)	227,000
	200,000	9.65%, 12/13/2026(3)	228,000

			455,000

		Ghana - 0.9%
		Ghana Government Bond
GHS	780,000	18.25%, 07/25/2022	188,095
	1,770,000	19.00%, 11/02/2026	459,001

			647,096

		Hungary - 4.8%
		Hungary Government Bond
HUF	625,340,000	2.50%, 06/22/2018	2,525,689
	7,400,000	4.00%, 04/25/2018	29,867
	10,000,000	5.50%, 12/20/2018	41,933
	154,000,000	6.50%, 06/24/2019	670,865

			3,268,354

		Indonesia - 3.3%
		Indonesia Treasury Bond
IDR	3,043,000,000	6.13%, 05/15/2028	227,903
	6,053,000,000	7.00%, 05/15/2027	472,449
	3,053,000,000	7.50%, 05/15/2038	241,713
	1,850,000,000	8.38%, 09/15/2026	158,208
	8,390,000,000	8.75%, 05/15/2031	725,669
	4,700,000,000	8.75%, 02/15/2044	411,089

			2,237,031

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

		Mexico - 5.8%
		Mexican Bonos
MXN	17,000,000	5.75%, 03/05/2026	$812,672
	18,143,100	7.75%, 11/13/2042	969,117
	26,597,800	8.00%, 11/07/2047	1,458,511
	3,249,100	8.50%, 11/18/2038	187,229
	9,100,000	10.00%, 12/05/2024	553,625

			3,981,154

		Poland - 7.0%
PLN	13,540,000	Poland Government Bond 2.50%, 07/25/2018	4,068,314
	2,500,000	Republic of Poland Government Bond 3.25%, 07/25/2019	765,514

			4,833,828

		Russia - 6.1%
		Russian Federal Bond - OFZ
RUB	55,750,000	7.00%, 08/16/2023	999,248
	25,000,000	7.05%, 01/19/2028	442,957
	17,000,000	7.10%, 10/16/2024	304,144
	30,500,000	7.60%, 04/14/2021	557,558
	12,000,000	7.60%, 07/20/2022	220,121
	73,216,000	8.15%, 02/03/2027	1,398,003
	12,784,000	8.50%, 09/17/2031	249,662

			4,171,693

		South Africa - 10.1%
		Republic of South Africa Government Bond
ZAR	2,300,000	6.25%, 03/31/2036	141,654
	15,400,000	6.50%, 02/28/2041	934,433
	3,500,000	7.00%, 02/28/2031	249,238
	16,008,808	8.25%, 03/31/2032	1,252,289
	11,690,000	8.50%, 01/31/2037	902,950
	10,600,000	8.75%, 01/31/2044	821,638
	23,850,000	10.50%, 12/21/2026	2,264,756
	$400,000	Republic of South Africa Government International Bond 5.00%, 10/12/2046	380,334

			6,947,292

		Supranational - 1.3%
		International Finance Corp.
INR	52,880,000	6.30%, 11/25/2024	847,268
	5,000,000	8.25%, 06/10/2021	83,093

			930,361

		Total Foreign Government Obligations (cost $31,533,339)	$34,855,831

U.S. Government Securities - 3.8%
		United States - 3.8%
		U.S. Treasury Bonds - 1.8%
	$1,300,000	U.S. Treasury Bonds 2.75%, 08/15/2047(8)	$1,249,930

		U.S. Treasury Notes - 2.0%
	1,400,000	U.S. Treasury Notes 2.25%, 11/15/2027(8)	1,343,617

		Total U.S. Government Securities (cost $2,646,541)	$2,593,547

		Total Long-Term Investments (cost $35,331,891)	$38,618,761

Short-Term Investments - 42.2%
		Foreign Government Obligations - 2.7%
MXN	36,000,000	Mexico Cetes 7.20%, 08/16/2018	1,859,077

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Other Investment Pools & Funds - 1.5%
1,039,785	Morgan Stanley Treasury Securities Portfolio, Institutional Class, 1.17%(6)		$1,039,785

	U.S. Treasury - 38.0%
	U.S. Treasury Bills - 38.0%
3,300,000	1.01%, 02/22/2018(7) (8)		3,297,988
1,701,100	1.05%, 03/01/2018(7)		1,699,678
898,900	1.05%, 03/01/2018(7)		898,148
4,000,000	1.12%, 03/08/2018(7) (8)		3,995,600
6,500,000	1.17%, 03/29/2018(7) (8)		6,488,170
4,500,000	1.21%, 04/05/2018(7) (8)		4,489,635
1,200,000	1.23%, 04/26/2018(7) (8)		1,196,031
1,098,900	1.42%, 05/31/2018(7) (8)		1,093,551
901,100	1.43%, 05/31/2018(7) (8)		896,714
1,007,900	1.59%, 07/19/2018(7) (8)		1,000,433
992,100	1.59%, 07/19/2018(7) (8)		984,750
			26,040,698
	Total Short-Term Investments (cost $28,891,540)		$28,939,560

	Total Investments (cost $64,223,431)	98.5%	$67,558,321
	Other Assets and Liabilities	1.5%	1,005,742

	Total Net Assets	100.0%	$68,564,063

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, this holding is determined to be liquid. At January 31, 2018, the aggregate value of this security was $181,156, which represented 0.3% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $860,391, which represented 1.3% of total net assets.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.
(8)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange contracts.

Amount and Description of Currency to be Purchased		Foreign Currency Contracts Outstanding at January 31, 2018
		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
625,000,000	CLP	979,931	USD	JPM	02/26/18	$56,397	$—
280,000,000	CLP	461,133	USD	JPM	04/10/18	2,922	—
545,000,000	CLP	899,993	USD	CBK	04/17/18	3,208	—
1,500,000,000	COP	496,829	USD	JPM	02/28/18	30,877	—
1,975,000,000	COP	675,445	USD	BOA	04/05/18	17,539	—
1,975,000,000	COP	680,800	USD	UBS	04/09/18	11,989	—
2,660,000,000	COP	923,451	USD	MSC	04/17/18	9,099	—

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

16,500,000	CZK	763,914	USD	MSC	02/12/18	47,044	—
12,000,000	CZK	550,943	USD	BOA	02/12/18	38,844	—
14,200,000	CZK	665,106	USD	CBK	02/12/18	32,809	—
25,600,000	CZK	1,241,617	USD	CBK	04/24/18	$21,608	$—
1,200,000	EUR	1,429,031	USD	MSC	02/20/18	62,601	—
450,000	EUR	533,935	USD	CBK	02/20/18	25,427	—
550,000	EUR	659,763	USD	UBS	04/03/18	25,977	—
1,080,000	GBP	1,453,888	USD	MSC	03/16/18	82,231	—
480,000	GBP	663,480	USD	CBK	04/17/18	20,108	—
500,000	GBP	702,691	USD	BOA	04/17/18	9,380	—
390,000	GBP	550,621	USD	CBK	04/17/18	4,794	—
6,700,000,000	IDR	497,605	USD	CBK	02/05/18	2,647	—
4,500,000,000	IDR	338,142	USD	SSG	02/05/18	—	(2,152)
54,000,000	INR	815,525	USD	MSC	02/12/18	32,238	—
72,700,000	INR	1,108,232	USD	MSC	02/26/18	31,068	—
19,060,000	INR	294,887	USD	CBK	03/23/18	2,823	—
43,500,000	INR	679,167	USD	CBK	04/05/18	—	(770)
51,720,995	INR	806,000	USD	UBS	04/17/18	—	(761)
150,000,000	JPY	1,374,033	USD	CBK	03/26/18	4,366	—
710,000,000	KRW	668,991	USD	MSC	04/16/18	—	(3,152)
4,080,000	MYR	975,260	USD	MSC	02/12/18	70,966	—
3,500,000	MYR	850,340	USD	MSC	02/26/18	46,653	—
3,080,000	MYR	755,087	USD	MSC	02/28/18	34,141	—
2,600,000	MYR	646,605	USD	UBS	04/10/18	18,626	—
33,200,000	PHP	656,126	USD	MSC	02/28/18	—	(9,741)
33,200,000	PHP	664,332	USD	CBK	04/04/18	—	(19,002)
1,950,000	PLN	578,757	USD	UBS	03/14/18	4,373	—
1,030,000	PLN	305,808	USD	UBS	04/10/18	2,311	—
2,550,000	RON	674,229	USD	CBK	04/17/18	6,610	—
5,000,000	RUB	83,392	USD	MSC	03/12/18	5,098	—
735,000	SGD	540,970	USD	JPM	02/06/18	19,395	—
24,300,000	THB	734,225	USD	CBK	02/01/18	41,652	—
21,000,000	THB	643,382	USD	MSC	02/26/18	27,478	—
5,600,000	THB	172,275	USD	JPM	03/13/18	6,699	—
10,800,000	THB	341,826	USD	MSC	03/13/18	3,338	—
24,300,000	THB	774,095	USD	CBK	03/28/18	2,841	—
653,474	USD	2,130,000	BRL	UBS	04/24/18	—	(9,090)
1,031,387	USD	625,000,000	CLP	JPM	02/26/18	—	(4,941)
139,130	USD	400,000,000	COP	JPM	02/28/18	—	(1,591)
819,912	USD	11,200,000,000	IDR	CBK	02/05/18	—	(16,330)
400,196	USD	5,400,000,000	IDR	CBK	04/10/18	—	(1,127)
845,004	USD	54,000,000	INR	BOA	02/12/18	—	(2,759)
148,419	USD	9,500,000	INR	BOA	02/26/18	—	(458)
1,000,720	USD	18,700,000	MXN	CBK	03/28/18	5,367	—
21,406	USD	400,000	MXN	CBK	03/28/18	115	—
1,023,628	USD	19,300,000	MXN	MSC	03/28/18	—	(3,661)
544,906	USD	1,950,000	PLN	BOA	03/14/18	—	(38,224)
295,925	USD	1,030,000	PLN	MSC	04/10/18	—	(12,194)
1,368,458	USD	77,400,000	RUB	SSG	03/12/18	—	(1,373)
772,719	USD	24,300,000	THB	CBK	02/01/18	—	(3,159)
644,007	USD	9,000,000	ZAR	MSC	02/28/18	—	(112,524)
921,051	USD	11,000,000	ZAR	CBK	04/03/18	1,146	—
1,369,952	USD	16,500,000	ZAR	CBK	04/03/18	—	(9,906)
9,000,000	ZAR	716,476	USD	JPM	02/28/18	40,055	—
Total						$912,860	$(252,915)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Currency Abbreviations:

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Other Abbreviations:

BADLAR	Buenos Aries Deposites of Large Amount Rate
LIBOR	London Interbank Offered Rate

Hartford Schroders Emerging Markets Debt and Currency Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$1,169,383	$—	$1,169,383	$—
Foreign Government Obligations	34,855,831	—	34,855,831	—
U.S. Government Securities	2,593,547	—	2,593,547	—
Short-Term Investments	28,939,560	1,039,785	27,899,775	—
Foreign Currency Contracts(2)	912,860	—	912,860	—

Total	$68,471,181	$1,039,785	$67,431,396	$—

Liabilities
Foreign Currency Contracts(2)	$(252,915)	$—	$(252,915)	$—

Total	$(252,915)	$—	$(252,915)	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments

  January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.6%
	Argentina - 0.5%
589,675	BBVA Banco Frances S.A. ADR	$14,912,881

	Brazil - 8.3%
3,561,844	Banco Bradesco S.A. ADR	45,235,419
3,940,244	CCR S.A.	19,379,668
573,800	Equatorial Energia S.A.	12,607,031
1,446,549	Itau Unibanco Holding S.A. ADR	23,723,403
2,022,600	Klabin S.A.	11,306,499
969,100	Kroton Educacional S.A.	4,942,836
732,900	Light S.A.*	3,818,625
2,527,500	Lojas Renner S.A.	30,034,887
598,789	Pagseguro Digital Ltd. Class A*	16,730,165
1,675,963	Petroleo Brasileiro S.A. ADR*	21,614,996
571,600	Raia Drogasil S.A.	15,147,579
1,108,297	Telefonica Brasil S.A. ADR	18,796,717
1,950,687	Vale S.A. ADR	25,534,493
1,547,300	WEG S.A.	11,510,047
		260,382,365
	Chile - 1.2%
237,283	Banco Santander Chile ADR	8,079,486
1,555,484	Enel Americas S.A. ADR	18,323,602
1,191,992	SACI Falabella	12,512,797
		38,915,885
	China - 27.8%
847,527	Alibaba Group Holding Ltd. ADR*	173,141,291
4,187,000	Anhui Conch Cement Co., Ltd. Class H	22,973,365
107,254,320	China Construction Bank Corp. Class H	123,135,621
10,042,000	China Mengniu Dairy Co., Ltd.*	32,798,745
10,265,200	China Pacific Insurance Group Co., Ltd. Class H	51,888,563
66,547,600	China Petroleum & Chemical Corp. Class H	57,524,786
23,378,000	CNOOC Ltd.	36,746,983
20,035,000	Industrial & Commercial Bank of China Ltd. Class H	18,872,321
506,029	New Oriental Education & Technology Group, Inc. ADR	46,600,211
12,778,000	PICC Property & Casualty Co., Ltd. Class H	26,434,812
2,427,000	Shenzhou International Group Holdings Ltd.	25,052,923
3,985,100	Tencent Holdings Ltd.	235,469,339
2,852,000	Zhuzhou CRRC Times Electric Co., Ltd. Class H	15,775,854
		866,414,814
	Egypt - 0.5%
970,991	Commercial International Bank Egypt S.A.E.	4,307,329
2,371,981	Commercial International Bank Egypt S.A.E. GDR	10,768,794
		15,076,123
	Greece - 1.2%
5,384,488	Alpha Bank A.E.*	13,101,043
1,210,275	Hellenic Telecommunications Organization S.A.	19,008,100
14,780,798	National Bank of Greece S.A.*	6,249,961
		38,359,104
	Hong Kong - 3.0%
6,377,000	AIA Group Ltd.	54,469,139
4,782,000	China Resources Beer Holdings Co., Ltd.	18,063,968
14,392,000	China Unicom Hong Kong Ltd.*	21,573,738
		94,106,845
	Hungary - 2.0%
1,272,312	MOL Hungarian Oil & Gas plc	15,540,356
976,036	OTP Bank plc	45,250,115
		60,790,471
	India - 5.3%
1,492,765	HDFC Bank Ltd.	48,646,953
1,261,188	Hindustan Unilever Ltd.	27,152,609

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

2,175,757	Infosys Ltd.	$39,270,708
3,314,026	ITC Ltd.	14,141,095
181,300	Maruti Suzuki India Ltd.	27,068,888
144,405	UltraTech Cement Ltd.	9,936,212

		166,216,465

	Luxembourg - 0.7%
1,014,373	PLAY Communications S.A.*(1)	10,306,027
333,633	Ternium S.A. ADR	11,380,222

		21,686,249

	Mexico - 0.5%
1,766,524	Cemex S.A.B. de C.V. ADR*	14,644,484

	Pakistan - 0.4%
3,442,700	Habib Bank Ltd.	6,044,000
2,996,800	United Bank Ltd.	5,250,603

		11,294,603

	Peru - 0.7%
92,664	Credicorp Ltd.	21,463,762

	Poland - 2.9%
1,040,791	Bank Pekao S.A.	42,247,313
1,937,632	Powszechna Kasa Oszczednosci Bank Polski S.A.*	26,416,382
1,669,170	Powszechny Zaklad Ubezpieczen S.A.	22,815,665

		91,479,360

	Russia - 7.5%
1,102,909	Lukoil PJSC ADR	72,874,123
489,534	Mail.Ru Group Ltd. GDR*	16,074,249
792,420	MegaFon PJSC GDR	7,686,474
536,985	Polymetal International plc	6,291,638
179,671	Polyus PJSC GDR(1)	7,285,659
4,779,911	Sberbank of Russia PJSC ADR	96,330,134
698,380	X5 Retail Group N.V. GDR*	26,775,889

		233,318,166

	South Africa - 3.8%
1,007,165	AVI Ltd.	9,137,070
1,859,550	Barclays Africa Group Ltd.	28,259,773
963,271	Foschini Group Ltd.	15,738,407
226,650	Naspers Ltd. Class N	64,548,860

		117,684,110

	South Korea - 17.7%
69,166	Amorepacific Corp.	19,378,355
141,788	CJ CGV Co., Ltd.	10,122,787
949,164	DGB Financial Group, Inc.	11,014,695
825,398	Hana Financial Group, Inc.	40,221,567
301,193	Hyundai Motor Co.	45,744,355
147,329	Korea Kolmar Co., Ltd.	12,348,125
38,933	Korea Zinc Co., Ltd.	18,777,711
80,012	LG Chem Ltd.	32,362,445
15,308	Medy-Tox, Inc.	8,730,751
37,329	NAVER Corp.	31,797,207
86,197	NCSoft Corp.	35,655,645
87,066	Netmarble Games Corp.*(1)	14,149,733
83,794	Samsung Electronics Co., Ltd.	195,854,059
644,540	Shinhan Financial Group Co., Ltd.	31,998,795
127,257	SK Hynix, Inc.	8,735,524
191,056	SK Innovation Co., Ltd.	36,585,829

		553,477,583

	Taiwan - 10.1%
9,049,072	Advanced Semiconductor Engineering, Inc.	12,840,908
22,651,489	Cathay Financial Holding Co., Ltd.	42,360,122
691,000	Ennoconn Corp.	11,230,091
4,236,000	Far EasTone Telecommunications Co., Ltd.	11,045,822
2,729,000	Formosa Plastics Corp.	9,683,506

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

13,020,213	Hon Hai Precision Industry Co., Ltd.		$41,047,615
87,000	Largan Precision Co., Ltd.		11,924,067
2,001,000	Taiwan Mobile Co., Ltd.		7,655,093
19,046,139	Taiwan Semiconductor Manufacturing Co., Ltd.		166,449,970
			314,237,194
	Thailand - 2.2%
1,168,900	Bangkok Bank PCL NVDR		7,716,929
1,038,375	Kasikornbank PCL		7,652,830
5,031,925	Kasikornbank PCL NVDR		36,915,021
11,197,000	Thai Beverage PCL		7,852,752
2,880,100	Thai Oil PCL NVDR		9,425,615
			69,563,147
	Turkey - 1.3%
2,613,318	Akbank TAS		7,574,520
3,977,229	KOC Holding AS		19,352,710
3,291,549	Turkcell Iletisim Hizmetleri AS		13,659,371
			40,586,601
	United Arab Emirates - 1.0%
606,911	DP World Ltd.		16,089,211
7,621,809	Emaar Properties PJSC		13,640,314
			29,729,525
	Total Common Stocks (cost $1,922,487,088)		$3,074,339,737
Preferred Stocks - 0.4%
	South Korea - 0.4%
119,042	Hyundai Motor Co., 3.94%		11,593,733
	Total Preferred Stocks (cost $10,590,799)		$11,593,733
	Total Long-Term Investments (cost $1,933,077,887)		$3,085,933,470
Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
29,056,345	Morgan Stanley Treasury Securities Portfolio, Institutional Class, 1.17%(2)		29,056,345
	Total Short-Term Investments (cost $29,056,345)		$29,056,345
	Total Investments (cost $1,962,134,232)	99.9%	$3,114,989,815
	Other Assets and Liabilities	0.1%	3,863,046
	Total Net Assets	100.0%	$3,118,852,861

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $31,741,419, which represented 1.0% of total net assets.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Argentina	$14,912,881	$14,912,881	$—	$—
Brazil	260,382,365	260,382,365	—	—
Chile	38,915,885	26,403,088	12,512,797	—
China	866,414,814	277,593,170	588,821,644	—
Egypt	15,076,123	15,076,123	—	—
Greece	38,359,104	19,008,100	19,351,004	—
Hong Kong	94,106,845	18,063,968	76,042,877	—
Hungary	60,790,471	45,250,115	15,540,356	—
India	166,216,465	41,293,704	124,922,761	—
Luxembourg	21,686,249	11,380,222	10,306,027	—
Mexico	14,644,484	14,644,484	—	—
Pakistan	11,294,603	11,294,603	—	—
Peru	21,463,762	21,463,762	—	—
Poland	91,479,360	—	91,479,360	—
Russia	233,318,166	40,754,001	185,278,506	7,285,659
South Africa	117,684,110	24,875,477	92,808,633	—
South Korea	553,477,583	12,348,125	541,129,458	—
Taiwan	314,237,194	18,700,915	295,536,279	—
Thailand	69,563,147	17,278,367	52,284,780	—
Turkey	40,586,601	—	40,586,601	—
United Arab Emirates	29,729,525	16,089,211	13,640,314	—
Preferred Stocks	11,593,733	11,593,733	—	—
Short-Term Investments	29,056,345	29,056,345	—	—

Total	$3,114,989,815	$947,462,759	$2,160,241,397	$7,285,659

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

(1) For the period ended January 31, 2018, investments valued at $35,163,216 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $210,107,280 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 35.6%
		Argentina - 0.9%
	$820,000	YPF S.A. 8.50%, 07/28/2025(1)	$930,700

		Austria - 0.8%
	805,000	Eldorado Intl. Finance GmbH 8.63%, 06/16/2021(1)	861,350

		Bermuda - 1.6%
	960,000	Digicel Group Ltd. 7.13%, 04/01/2022(1)	904,800
	785,000	Inkia Energy Ltd. 5.88%, 11/09/2027(1)	790,652

			1,695,452

		Brazil - 0.6%
	550,000	Cemig Geracao e Transmissao S.A. 9.25%, 12/05/2024(1)	595,925

		British Virgin Islands - 2.8%
	1,025,000	China Railway Xunjie Co., Ltd. 3.25%, 07/28/2026(2)	987,261
	825,000	CLP Power Hong Kong Financing Ltd. 3.13%, 05/06/2025(2)	807,706
	315,000	GTL Trade Finance, Inc. 7.25%, 04/16/2044(1)	359,887
	400,000	Talent Yield Investments Ltd. 4.50%, 04/25/2022(1)	415,029
	320,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	321,725

			2,891,608

		Cayman Islands - 2.2%
	530,000	Alibaba Group Holding Ltd. 3.60%, 11/28/2024	536,378
	1,030,000	CSN Islands XII Corp. 7.00%, 03/23/2018(1)(3)	916,700
	820,000	Gol Finance, Inc. 7.00%, 01/31/2025(1)	820,000

			2,273,078

		Chile - 1.5%
	900,000	Cencosud S.A. 6.63%, 02/12/2045(1)	993,230
	521,000	Empresa de Transporte de Pasajeros Metro S.A. 5.00%, 01/25/2047(1)	561,378

			1,554,608

		China - 0.8%
	805,000	Bank of China Ltd. 3.88%, 06/30/2025(2)	815,434

		Colombia - 0.9%
	555,000	Credivalores-Crediservicios SAS 9.75%, 07/27/2022(1)	577,200
COP	1,298,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	376,777

			953,977

		Hong Kong - 2.8%
	$940,000	AIA Group Ltd. 3.20%, 03/11/2025(1)	916,631
	985,000	Beijing State-Owned Assets Management Hong Kong 4.13%, 05/26/2025(2)	992,315
	1,000,000	CRCC Yuxiang Ltd. 3.50%, 05/16/2023(2)	1,000,700

			2,909,646

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Ireland - 0.9%
$860,000	C&W Senior Financing Designated Activity Co. 6.88%, 09/15/2027(1)	$906,225

	Kazakhstan - 0.4%
450,000	Development Bank of Kazakhstan JSC 4.13%, 12/10/2022(2)	457,371

	Luxembourg - 4.2%
200,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(1)	203,000
200,000	Hidrovias International Finance S.a.r.l. 5.95%, 01/24/2025(1)	201,430
985,000	JSL Europe S.A. 7.75%, 07/26/2024(1)	1,034,743
200,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(1)	202,000
	Minerva Luxembourg S.A.
320,000	5.88%, 01/19/2028(1)	310,496
270,000	6.50%, 09/20/2026(1)	271,944
250,000	Puma International Financing S.A. 5.00%, 01/24/2026(1)	249,801
800,000	Rumo Luxembourg S.a.r.l. 7.38%, 02/09/2024(1)	873,000
945,000	Topaz Marine S.A. 9.13%, 07/26/2022(1)	993,431

		4,339,845

	Mexico - 5.8%
925,000	Alfa S.A.B. de C.V. 6.88%, 03/25/2044(1)	996,688
545,000	Alpha Holding S.A. de C.V. 10.00%, 12/19/2022(1)	528,650
285,000	Axtel S.A.B. de C.V. 6.38%, 11/14/2024(1)	295,688
255,000	Banco Mercantil del Norte SA 5 year CMT + 4.447%, 5.75%, 10/04/2031(1)(4)	258,825
580,000	Credito Real S.A.B. de C.V. SOFOM ER 9.13%, 11/29/2022(1)(3)(5)	602,910
747,039	Fermaca Enterprises S de RL de C.V. 6.38%, 03/30/2038(1)	802,133
505,000	Grupo KUO S.A.B. de C.V. 5.75%, 07/07/2027(1)	517,751
453,854	Mexico Generadora de Energia S de rl 5.50%, 12/06/2032(1)	479,950
405,000	Petroleos Mexicanos 6.50%, 03/13/2027(1)	443,017
810,000	TV Azteca S.A.B. de C.V. 8.25%, 08/09/2024(2)	866,700
305,000	Unifin Financiera S.A.B. de C.V. SOFOM ENR 8.88%, 01/29/2025(1)(3)(5)	309,880

		6,102,192

	Netherlands - 3.4%
920,000	CIMPOR Financial Operations B.V. 5.75%, 07/17/2024(2)	903,900
	Petrobras Global Finance B.V.
795,000	6.00%, 01/27/2028(1)	801,638
1,300,000	6.88%, 01/20/2040	1,336,413
455,000	7.38%, 01/17/2027	504,663

		3,546,614

	Peru - 0.5%
315,000	Banco Internacional del Peru SAA 3 mo. USD LIBOR + 5.760%, 6.63%, 03/19/2029(2)(4)	354,690
200,000	Petroleos del Peru S.A. 5.63%, 06/19/2047(1)	211,500

		566,190

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

		Singapore - 0.9%
	$930,000	SingTel Group Treasury Pte Ltd. 3.25%, 06/30/2025(2)	$927,129
		South Africa - 2.9%
	2,870,000	Eskom Holdings SOC Ltd. 7.13%, 02/11/2025(1)	3,010,906

		Turkey - 1.0%
	475,000	Petkim Petrokimya Holding AS 5.88%, 01/26/2023(1)	481,243
	555,000	Turkiye Is Bankasi 6.13%, 04/25/2024(1)	559,163
			1,040,406
		United Kingdom - 0.7%
	790,000	Marb BondCo plc 6.88%, 01/19/2025(1)	778,150

		Total Corporate Bonds (cost $36,531,376)	$37,156,806
Foreign Government Obligations - 62.3%
		Angola - 2.0%
	1,785,000	Republic of Angola 9.50%, 11/12/2025(1)	2,089,949
		Argentina - 1.4%
	1,383,000	Provincia de Buenos Aires 7.88%, 06/15/2027(1)	1,472,895
		Bahrain - 1.9%
		Bahrain Government International Bond
	995,000	7.00%, 10/12/2028(1)	1,013,435
	1,025,000	7.50%, 09/20/2047(1)	995,552
			2,008,987
		Brazil - 4.1%
		Brazil Notas do Tesouro Nacional
BRL	1,900,000	10.00%, 01/01/2021	615,946
	9,830,000	10.00%, 01/01/2023	3,171,404
	1,590,000	10.00%, 01/01/2025	509,824
			4,297,174
		Chile - 0.3%
CLP	158,000,000	Chile Government International Bond 5.50%, 08/05/2020	274,382
		Colombia - 1.0%
		Colombia Government International Bond
COP	2,446,000,000	4.38%, 03/21/2023	814,645
	582,000,000	7.75%, 04/14/2021	217,303
			1,031,948
		Costa Rica - 1.3%
	$1,520,000	Instituto Costarricense de Electricidad 6.38%, 05/15/2043(1)	1,383,200
		Dominican Republic - 0.4%
	390,000	Dominican Republic International Bond 6.85%, 01/27/2045(1)	433,875
		Ecuador - 5.0%
		Ecuador Government International Bond
	345,000	7.88%, 01/23/2028(1)	350,348
	781,000	8.75%, 06/02/2023(1)	859,100
	650,000	8.88%, 10/23/2027(1)	707,687
	2,910,000	9.65%, 12/13/2026(1)	3,317,400
			5,234,535
		Hungary - 1.7%
		Hungary Government Bond
HUF	51,530,000	2.50%, 10/27/2021	217,720
	99,960,000	3.00%, 06/26/2024	432,703

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	61,500,000	3.00%, 10/27/2027	$259,117
	193,350,000	3.50%, 06/24/2020	831,315
			1,740,855
		Indonesia - 5.8%
		Indonesia Treasury Bond
IDR	7,996,000,000	5.63%, 05/15/2023	598,659
	6,797,000,000	6.63%, 05/15/2033	509,561
	17,705,000,000	7.00%, 05/15/2027	1,381,912
	22,870,000,000	7.50%, 08/15/2032	1,817,903
	4,398,000,000	8.25%, 05/15/2036	369,552
	16,818,000,000	8.38%, 03/15/2034	1,424,477
			6,102,064
		Jordan - 0.6%
	$540,000	Jordan Government International Bond 7.38%, 10/10/2047(1)	580,299
		Lebanon - 4.8%
		Lebanon Government International Bond
	1,045,000	6.00%, 01/27/2023(2)	1,035,052
	591,000	6.25%, 05/27/2022	591,857
	730,000	6.25%, 11/04/2024(2)	715,239
	1,140,000	6.65%, 04/22/2024(2)	1,141,642
	1,454,000	8.25%, 04/12/2021(2)	1,548,684
			5,032,474
		Malaysia - 1.0%
MYR	4,055,000	Malaysia Government Bond 3.90%, 11/30/2026	1,031,258
		Mongolia - 1.4%
	$1,460,000	Mongolia Government International Bond 5.13%, 12/05/2022(2)	1,463,656
		Nigeria - 2.0%
		Nigeria Government International Bond
	1,560,000	7.63%, 11/28/2047(1)	1,666,479
	400,000	7.88%, 02/16/2032(1)	451,640
			2,118,119
		Oman - 1.0%
	985,000	Oman Government International Bond 6.75%, 01/17/2048(1)	1,001,745
		Peru - 2.0%
		Peru Government Bond
PEN	3,765,000	6.85%, 02/12/2042	1,335,593
	2,120,000	6.95%, 08/12/2031	785,139
			2,120,732
		Poland - 4.9%
		Republic of Poland Government Bond
PLN	1,230,000	2.25%, 04/25/2022	363,514
	6,420,000	2.50%, 01/25/2023	1,894,873
	3,035,000	2.50%, 07/25/2026	850,969
	1,725,000	2.50%, 07/25/2027	476,590
	4,445,000	5.75%, 10/25/2021	1,488,797
			5,074,743
		Romania - 0.4%
		Romania Government Bond
RON	750,000	3.25%, 03/22/2021	198,888
	635,000	4.75%, 02/24/2025	173,117
			372,005
		Russia - 3.4%
		Russian Federal Bond - OFZ
RUB	55,140,000	6.70%, 05/15/2019	980,224
	110,775,000	7.60%, 07/20/2022	2,031,991

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	30,065,000	7.75%, 09/16/2026		$556,073
				3,568,288
		South Africa - 4.0%
		Republic of South Africa Government Bond
ZAR	4,900,000	6.25%, 03/31/2036		301,785
	36,920,000	6.50%, 02/28/2041		2,240,211
	6,280,000	8.50%, 01/31/2037		485,075
	2,230,000	8.75%, 01/31/2044		172,854
	10,870,000	10.50%, 12/21/2026		1,032,197
				4,232,122
		Tajikistan - 2.0%
	$2,140,000	Republic of Tajikistan International Bond 7.13%, 09/14/2027(1)		2,081,792
		Turkey - 4.2%
		Turkey Government Bond
TRY	1,695,000	7.40%, 02/05/2020		409,695
	4,020,000	8.80%, 11/14/2018		1,038,013
	4,100,000	10.40%, 03/27/2019		1,065,218
	1,725,000	10.70%, 02/17/2021		439,906
		Turkey Government International Bond
	$710,000	4.25%, 04/14/2026		670,077
	790,000	5.75%, 05/11/2047		750,105
				4,373,014
		Ukraine - 4.7%
	4,865,000	Ukraine Government International Bond 7.38%, 09/25/2032(1)		4,936,720
		Uruguay - 1.0%
		Uruguay Government International Bond
UYU	14,525,000	8.50%, 03/15/2028(2)		496,661
	13,955,000	9.88%, 06/20/2022(2)		509,601
				1,006,262
		Total Foreign Government Obligations (cost $62,347,809)		$65,063,093
		Total Long-Term Investments (cost $98,879,184)		$102,219,899
Short-Term Investments - 1.6%
		Other Investment Pools & Funds - 1.6%
	1,664,231	Morgan Stanley Treasury Securities Portfolio, Institutional Class, 1.17%(6)		1,664,231
		Total Short-Term Investments (cost $1,664,231)		$1,664,231
		Total Investments (cost $100,543,416)	99.5%	$103,884,130
		Other Assets and Liabilities	0.5%	551,730
		Total Net Assets	100.0%	$104,435,860

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $50,008,262, which represented 47.9% of total net assets.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $15,023,741, which represented 14.4% of total net assets.
(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(5)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(6)	Current yield as of period end.

Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
14,400,000	MXN	750,248	USD	CBK	02/16/18	$21,532	$—
60,000,000	MXN	3,212,429	USD	JPM	04/09/18	—	(24,713)
14,000,000	MXN	723,647	USD	CBK	04/17/18	19,154	—
14,400,000	MXN	754,598	USD	UBS	04/26/18	8,272	—
741,054	USD	14,400,000	MXN	CBK	02/16/18	—	(30,726)
1,532,777	USD	30,000,000	MXN	JPM	04/09/18	—	(61,081)
1,529,566	USD	30,000,000	MXN	MSC	04/09/18	—	(64,292)
719,478	USD	14,000,000	MXN	CBK	04/17/18	—	(23,323)
728,353	USD	14,400,000	MXN	CBK	04/26/18	—	(34,517)
558,177	USD	7,300,000	ZAR	CBK	03/20/18	—	(53,524)
7,300,000	ZAR	582,940	USD	CBK	03/20/18	28,761	—
Total						$77,719	$(292,176)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$37,156,806	$—	$37,156,806	$—
Foreign Government Obligations	65,063,093	—	65,063,093	—
Short-Term Investments	1,664,231	1,664,231	—	—
Foreign Currency Contracts(2)	77,719	—	77,719	—

Total	$103,961,849	$1,664,231	$102,297,618	$—

Liabilities
Foreign Currency Contracts(2)	$(292,176)	$—	$(292,176)	$—

Total	$(292,176)	$—	$(292,176)	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 11.1%
		Cayman Islands - 1.0%
	$625,119	ECAF I Ltd. 3.47%, 06/15/2040(1)	$622,804
		United Kingdom - 0.1%
GBP	58,248	EMF-UK plc 3 mo. GBP LIBOR + 0.980%, 1.50%, 03/13/2046(2)(3)	82,472
		United States - 10.0%
	$100,000	Aegis Asset Backed Securities Trust Mortgage Pass- Through Certificates 1 mo. USD LIBOR + 0.450%, 2.01%, 10/25/2035(2)	99,889
	150,000	American Express Credit Account Master Trust 1 mo. USD LIBOR + 0.370%, 1.93%, 12/15/2021(2)	150,585
	26,569	AmeriCredit Automobile Receivables Trust 1.42%, 10/08/2019	26,564
	18,612	Asset-Backed Pass-Through Certificates 1 mo. USD LIBOR + 0.720%, 2.28%, 04/25/2035(2)	18,619
	67,503	Bayview Commercial Asset Trust 1 mo. USD LIBOR + 0.270%, 1.82%, 07/25/2037(1)(2)	64,456
	370,000	Cabela’s Credit Card Master Note Trust 1 mo. USD LIBOR + 0.650%, 2.21%, 08/16/2021(1)(2)	371,051
		Capital One Multi-Asset Execution Trust
	128,000	1 mo. USD LIBOR + 0.450%, 2.01%, 02/15/2022(2)	128,510
	166,000	1 mo. USD LIBOR + 0.510%, 2.07%, 09/16/2024(2)	167,675
	100,000	Chase Issuance Trust 1 mo. USD LIBOR + 0.370%, 1.93%, 04/15/2021(2)	100,335
	410,000	Citigroup Commercial Mortgage Trust 2.23%, 09/10/2031(1)	398,322
	136,602	CLI Funding V LLC 3.22%, 06/18/2028(1)	134,577
	101,000	Cold Storage Trust 1 mo. USD LIBOR + 1.000%, 2.56%, 04/15/2036(1)(2)	101,219
		Fannie Mae Connecticut Avenue Securities
	65,822	1 mo. USD LIBOR + 1.300%, 2.86%, 04/25/2029(2)	66,482
	110,828	1 mo. USD LIBOR + 4.900%, 6.46%, 11/25/2024(2)	126,968
	207,681	Flagship Credit Auto Trust 2.77%, 12/15/2020(1)	208,365
	92,562	Flagstar Mortgage Trust 3.50%, 10/25/2047(1)(4)	93,050
	350,000	Hilton USA Trust 4.19%, 11/05/2038(1)(4)	344,850
	139,000	Hospitality Mortgage Trust 1 mo. USD LIBOR + 0.850%, 2.41%, 05/08/2030(1)(2)	139,347
	100,000	Hyatt Hotel Portfolio Trust 3.91%, 08/09/2032(1)(4)	100,437
	15,019	IndyMac INDX Mortgage Loan Trust 1 mo. USD LIBOR + 0.240%, 1.80%, 06/25/2037(2)	14,724
		JP Morgan Mortgage Trust
	273,029	3.00%, 05/25/2047(1)(4)	271,063
	77,785	3.50%, 10/25/2046(1)(4)	78,486
	59,115	3.50%, 08/25/2047(1)(4)	59,667
	102,049	3.50%, 11/25/2048(1)(4)	102,938
	98,605	Nationstar Home Equity Loan Trust 1 mo. USD LIBOR + 0.230%, 1.79%, 03/25/2037(2)	97,665
		One Market Plaza Trust
	130,000	4.02%, 02/10/2032(1)	131,154
	100,000	4.15%, 02/10/2032(1)	99,417
		OneMain Financial Issuance Trust
	120,317	3.19%, 03/18/2026(1)	120,812
	295,000	3.66%, 02/20/2029(1)	298,552
	250,000	Residential Asset Mortgage Products, Inc. 1 mo. USD LIBOR + 0.220%, 1.78%, 12/25/2036(2)	241,345
		Santander Drive Auto Receivables Trust
	28,996	2.46%, 06/15/2020	29,028

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	$54,033	3.78%, 10/15/2019(1)	$54,130
	142,016	SASCO Mortgage Loan Trust 1 mo. USD LIBOR + 0.825%, 2.39%, 12/25/2034(2)	141,340
	345,743	SoFi Professional Loan Program LLC 1 mo. USD LIBOR + 1.050%, 2.61%, 04/25/2035(1)(2)	348,860
	100,000	Structured Asset Investment Loan Trust 1 mo. USD LIBOR + 0.720%, 2.28%, 07/25/2035(2)	98,254
	87,500	TAL Advantage V LLC 3.55%, 11/20/2038(1)	86,579
		Towd Point Mortgage Trust
	92,634	1 mo. USD LIBOR + 0.600%, 2.16%, 02/25/2057(1)(4)	92,290
	84,949	2.75%, 10/25/2056(1)(4)	84,392
	127,844	2.75%, 04/25/2057(1)(4)	127,012
	91,029	2.75%, 07/25/2057(1)(4)	90,253
	97,357	2.75%, 10/25/2057(1)(4)	96,443
	96,249	Triton Container Finance IV LLC 3.62%, 08/20/2042(1)	96,033
	240,000	Waldorf Astoria Boca Raton Trust 1 mo. USD LIBOR + 1.350%, 2.91%, 06/15/2029(1)(2)	240,674
	37,157	WaMu Mortgage Pass-Through Certificates Trust 1 mo. USD LIBOR + 0.320%, 1.88%, 08/25/2045(2)	37,202
	100,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	100,546
			6,080,160
		Total Asset & Commercial Mortgage Backed Securities (cost $6,801,744)	$6,785,436
Corporate Bonds - 57.2%
		Australia - 0.8%
GBP	250,000	BHP Billiton Finance Ltd. 5 year GBP Swap + 4.817%, 6.50%, 10/22/2077(2)(3)	417,634
	$40,000	Boral Finance Pty Ltd. 3.00%, 11/01/2022(1)	39,334
			456,968
		Bermuda - 0.4%
	200,000	Fly Leasing Ltd. 5.25%, 10/15/2024	201,000
	35,000	IHS Markit Ltd. 4.00%, 03/01/2026(1)	33,994
			234,994
		Canada - 1.8%
	155,000	Bank of Montreal 3.80%, 12/15/2032(4)	151,201
	70,000	Bank of Nova Scotia 4.65%, 10/12/2022(4)(5)	69,300
	114,000	Cenovus Energy, Inc. 4.25%, 04/15/2027	113,125
	100,000	Enbridge, Inc. 3 mo. USD LIBOR + 3.890%, 6.00%, 01/15/2077(2)	105,250
GBP	450,000	Royal Bank of Canada 3 mo. GBP LIBOR + 0.400%, 0.92%, 09/14/2021(2)(3)	639,839
	$28,000	Valeant Pharmaceuticals International, Inc. 5.50%, 11/01/2025(1)	28,210
			1,106,925
		France - 3.2%
	593,000	Banque Federative du Credit Mutuel S.A. 2.20%, 07/20/2020(1)	585,449
	250,000	BPCE S.A. 3.00%, 05/22/2022(1)	247,444
	500,000	SFR Group S.A. 7.38%, 05/01/2026(1)	492,500

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

EUR	500,000	Societe Generale S.A. 2.25%, 01/23/2020(3)	$649,002
			1,974,395
		Germany - 3.7%
GBP	700,000	Deutsche Pfandbriefbank AG 3 mo. GBP LIBOR + 0.550%, 1.07%, 01/13/2020(2)	998,695
	$600,000	Erste Abwicklungsanstalt 1.38%, 10/30/2019(3)	588,489
	700,000	LB Baden Wuerttemberg 1.50%, 05/24/2019(1)(3)	692,049
			2,279,233
		Ireland - 0.3%
	65,000	Johnson Controls International plc 4.50%, 02/15/2047	70,122
	110,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	107,412
			177,534
		Italy - 3.4%
		Enel S.p.A.
GBP	250,000	5 year GBP Swap + 5.662%, 7.75%, 09/10/2075(2)(3)	409,094
	$360,000	5 year USD Swap + 5.880%, 8.75%, 09/24/2073(1)(2)	445,500
EUR	400,000	N&W Global Vending S.p.A. 7.00%, 10/15/2023(1)	533,568
	100,000	Sisal Group S.p.A. 7.00%, 07/31/2023(3)	129,097
GBP	150,000	Telecom Italia S.p.A. /Milano 6.38%, 06/24/2019	227,584
	$354,000	Wind Tre S.p.A. 5.00%, 01/20/2026(1)	321,298
			2,066,141
		Liberia - 0.0%
	2,000	Royal Caribbean Cruises Ltd. 3.70%, 03/15/2028	1,934
		Luxembourg - 0.8%
		Allergan Funding SCS
EUR	180,000	3 mo. Euribor + 0.350%, 0.02%, 06/01/2019(2)	223,913
	$55,000	3.80%, 03/15/2025	55,223
	200,000	ARD Finance S.A. (cash) 7.13%, 09/15/2023(6)	208,000
			487,136
		Mexico - 0.5%
		Petroleos Mexicanos
	25,000	5.63%, 01/23/2046	23,000
	270,000	6.50%, 03/13/2027(1)	295,345
			318,345
		Netherlands - 4.1%
GBP	450,000	Bank Nederlandse Gemeenten N.V. 1.38%, 12/09/2019(3)	644,550
	$250,000	Cooperatieve Rabobank UA 4.63%, 12/01/2023	264,715
GBP	220,000	Koninklijke KPN N.V. 5 year GBP Swap + 5.505%, 6.88%, 03/14/2073(2)(3)	342,479
	$200,000	Mondelez International Holdings Netherlands B.V. 1.63%, 10/28/2019(1)	196,987
	421,000	Petrobras Global Finance B.V. 7.38%, 01/17/2027	466,952
	45,000	Shell International Finance B.V. 3.25%, 05/11/2025	45,187
	30,000	Teva Pharmaceutical Finance Netherlands B.V. 2.20%, 07/21/2021	27,956

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	$500,000	Ziggo Secured Finance B.V. 5.50%, 01/15/2027(1)	$496,250
			2,485,076
		Sweden - 3.3%
EUR	100,000	Intrum Justitia AB 3 Mo. EUR LIBOR + 0.262%, 2.63%, 07/15/2022(1)(2)	124,154
	$1,215,000	Nordea Bank AB 3 mo. USD LIBOR + 0.620%, 2.31%, 09/30/2019(1)(2)	1,223,222
	680,000	Svenska Handelsbanken AB 1.50%, 09/06/2019	670,283
			2,017,659
		Switzerland - 3.6%
EUR	800,000	Credit Suisse AG 3 Mo. EUR LIBOR + 0.450%, 0.12%, 10/16/2019(2)(3)	1,000,675
	$1,201,000	UBS AG 1.96%, 12/01/2020(1)(4)	1,203,162
			2,203,837
		United Kingdom - 5.2%
		Aviva plc
EUR	122,000	EUR LIBOR + 3.48%, 3.88%, 07/03/2044(2)(3)	170,734
GBP	220,000	6 mo. GBP LIBOR + 1.88%, 5.90%, 07/27/2020(2)(5)	338,768
	$51,000	Ensco plc 5.75%, 10/01/2044	36,401
EUR	800,000	HSBC Holdings plc 3 Mo. EUR LIBOR + 0.700%, 0.37%, 09/27/2022(2)(3)	1,008,714
GBP	100,000	Iceland Bondco plc 4.63%, 03/15/2025(1)	134,204
	300,000	Investec plc 4.50%, 05/05/2022(3)	460,398
	300,000	Jerrold Finco plc 6.25%, 09/15/2021(1)	438,734
		Royal Bank of Scotland Group plc
	$200,000	3.88%, 09/12/2023	201,876
EUR	300,000	5.25%, 03/30/2018(3)(5)	378,417
			3,168,246
		United States - 26.1%
	$80,000	Abbott Laboratories 4.75%, 11/30/2036	88,915
		AbbVie, Inc.
	13,000	2.90%, 11/06/2022	12,885
	5,000	3.60%, 05/14/2025	5,046
	30,000	Aflac, Inc. 4.00%, 10/15/2046	30,069
	60,000	Amazon.com, Inc. 2.80%, 08/22/2024(1)	58,786
	170,000	American Axle & Manufacturing, Inc. 6.50%, 04/01/2027(1)	178,075
	104,000	American International Group, Inc. 3.30%, 03/01/2021	105,115
	150,000	American Tower Corp. 5.00%, 02/15/2024	161,660
	170,000	Amgen, Inc. 2.65%, 05/11/2022	167,467
	28,000	Amphenol Corp. 3.20%, 04/01/2024	27,831
	75,000	Anadarko Petroleum Corp. 6.60%, 03/15/2046	97,263
	75,000	Analog Devices, Inc. 3.13%, 12/05/2023	74,316
		Andeavor
	30,000	3.80%, 04/01/2028	29,511
	35,000	4.50%, 04/01/2048	35,204

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

		AT&T, Inc.
EUR	240,000	1.88%, 12/04/2020	$311,469
	$45,000	4.10%, 02/15/2028(1)	44,497
	170,000	4.90%, 08/14/2037	172,299
	65,000	5.15%, 03/15/2042	66,290
		Bank of America Corp.
	100,000	3.42%, 12/20/2028(1)(4)	98,309
	135,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(2)	136,346
	110,000	3 mo. USD LIBOR + 1.990%, 4.44%, 01/20/2048(2)	119,939
	125,000	3 mo. USD LIBOR + 3.705%, 6.25%, 09/05/2024(2)(5)	135,156
	30,000	Barrick North America Finance LLC 5.70%, 05/30/2041	36,453
	260,000	BAT Capital Corp. 3.22%, 08/15/2024(1)	256,009
	120,000	BB&T Corp. 2.85%, 10/26/2024	117,806
	120,000	Becton Dickinson and Co. 3.36%, 06/06/2024	118,230
	53,000	Boston Properties L.P. 3.20%, 01/15/2025	51,948
	25,000	Bunge Ltd. Finance Corp. 3.00%, 09/25/2022	24,592
	40,000	Burlington Northern Santa Fe LLC 4.15%, 04/01/2045	42,457
	175,000	BWAY Holding Co. 5.50%, 04/15/2024(1)	181,344
	140,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	138,965
	450,000	Capital One Financial Corp. 2.50%, 05/12/2020	446,899
	40,000	Cardinal Health, Inc. 3.08%, 06/15/2024	38,702
		CBL & Associates L.P.
	24,000	4.60%, 10/15/2024	21,158
	11,000	5.95%, 12/15/2026	10,136
		CCO Holdings LLC / CCO Holdings Capital Corp.
	125,000	5.00%, 02/01/2028(1)	120,547
	118,000	5.88%, 04/01/2024(1)	123,310
	26,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	26,845
		Citigroup, Inc.
	850,000	3 mo. USD LIBOR + 0.960%, 2.71%, 04/25/2022(2)	863,756
	195,000	3 mo. USD LIBOR + 1.563%, 3.89%, 01/10/2028(2)	199,115
	125,000	CommScope Technologies LLC 5.00%, 03/15/2027(1)	124,531
	125,000	Community Health Systems, Inc. 6.25%, 03/31/2023	115,625
	45,000	Concho Resources, Inc. 3.75%, 10/01/2027	44,786
	195,000	Continental Resources, Inc. 4.38%, 01/15/2028(1)	194,298
	42,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	41,064
		Crown Castle International Corp.
	145,000	3.20%, 09/01/2024	141,450
	15,000	3.70%, 06/15/2026	14,660
	150,000	CrownRock L.P. / CrownRock Finance, Inc. 5.63%, 10/15/2025(1)	151,500
	200,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	202,500
	75,000	CVS Health Corp. 3.88%, 07/20/2025	75,677
		CyrusOne L.P. / CyrusOne Finance Corp.
	30,000	5.00%, 03/15/2024	30,600
	30,000	5.38%, 03/15/2027	31,200
	75,000	Devon Energy Corp. 5.00%, 06/15/2045	83,475

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$123,000	Digital Realty Trust L.P. 3.70%, 08/15/2027	$121,848
250,000	Discover Bank 4.20%, 08/08/2023	258,997
85,000	Discovery Communications LLC 2.95%, 03/20/2023	83,073
100,000	DISH DBS Corp. 7.75%, 07/01/2026	102,750
40,000	Dow Chemical Co. 4.63%, 10/01/2044	43,409
20,000	Duke Energy Corp. 2.65%, 09/01/2026	18,626
30,000	Duke Realty L.P. 3.38%, 12/15/2027	29,528
70,000	Ecolab, Inc. 3.70%, 11/01/2046	65,479
125,000	Eldorado Resorts, Inc. 6.00%, 04/01/2025	130,469
66,000	EMD Finance LLC 2.95%, 03/19/2022(1)	65,599
	Energy Transfer L.P.
78,000	4.05%, 03/15/2025	77,656
55,000	5.30%, 04/15/2047	55,465
120,000	Energy Transfer Partners L.P. 6.63%, 02/15/2028(4)(5)	119,991
300,000	EP Energy LLC / Everest Acquisition Finance, Inc. 9.38%, 05/01/2024(1)	254,250
210,000	EQT Corp. 3.90%, 10/01/2027	205,657
20,000	FedEx Corp. 3.40%, 02/15/2028	20,000
35,000	Fidelity National Information Services, Inc. 4.50%, 08/15/2046	35,712
250,000	First Republic Bank 4.63%, 02/13/2047	260,497
80,000	Fortive Corp. 4.30%, 06/15/2046	83,100
60,000	General Motors Financial Co., Inc. 4.38%, 09/25/2021	62,239
200,000	Glencore Funding LLC 4.13%, 05/30/2023(1)	205,638
170,000	Golden Nugget, Inc. 6.75%, 10/15/2024(1)	175,737
175,000	Goldman Sachs Group, Inc. 5.00%, 11/10/2022(4)(5)	171,609
195,000	Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(2)	191,237
50,000	H&E Equipment Services, Inc. 5.63%, 09/01/2025(1)	51,875
24,000	Hartford Financial Services Group, Inc. 5.13%, 04/15/2022(7)	25,867
70,000	Hewlett Packard Enterprise Co. 3.60%, 10/15/2020	71,153
53,000	Hexcel Corp. 3.95%, 02/15/2027	52,914
65,000	Home Depot, Inc. 4.25%, 04/01/2046	70,749
15,000	Hubbell, Inc. 3.50%, 02/15/2028	14,916
116,000	JC Penney Corp., Inc. 5.88%, 07/01/2023(1)	111,505
	JP Morgan Chase & Co.
286,000	3 mo. USD LIBOR + 0.680%, 2.16%, 06/01/2021(2)	288,183
400,000	3 mo. USD LIBOR + 0.900%, 2.65%, 04/25/2023(2)	406,607
115,000	2.97%, 01/15/2023	114,796
50,000	3 mo. USD LIBOR + 3.330%, 6.13%, 04/30/2024(2)(5)	53,063

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	$20,000	Keysight Technologies, Inc. 4.60%, 04/06/2027	$20,739
	100,000	Kinder Morgan, Inc. 4.30%, 06/01/2025	103,560
		Kroger Co.
	40,000	4.45%, 02/01/2047	39,974
	25,000	5.15%, 08/01/2043	26,457
	80,000	Lockheed Martin Corp. 4.70%, 05/15/2046	90,852
	55,000	M&T Bank Corp. 3 mo. USD LIBOR + 3.520%, 5.13%, 11/01/2026(2)(5)	57,736
	115,000	Markel Corp. 3.50%, 11/01/2027	111,861
	115,000	Martin Marietta Materials, Inc. 4.25%, 12/15/2047	111,850
	65,000	McDonald’s Corp. 4.88%, 12/09/2045	74,379
	45,000	Medtronic, Inc. 3.15%, 03/15/2022	45,569
	60,000	MetLife, Inc. 6.40%, 12/15/2066	69,009
		Microsoft Corp.
	45,000	2.88%, 02/06/2024	44,709
	45,000	4.10%, 02/06/2037	48,907
	30,000	MidAmerican Energy Co. 3.95%, 08/01/2047	31,238
	55,000	Monsanto Co. 4.40%, 07/15/2044	57,803
	100,000	Moody’s Corp. 2.63%, 01/15/2023(1)	97,493
		Morgan Stanley
EUR	550,000	3 Mo. EUR LIBOR + 0.700%, 0.37%, 11/08/2022(2)	693,557
	$99,000	3.88%, 01/27/2026	101,155
	80,000	Mosaic Co. 3.25%, 11/15/2022	79,559
	33,000	MPLX L.P. 5.20%, 03/01/2047	36,369
	125,000	MPT Operating Partnership L.P. / MPT Finance Corp. 5.00%, 10/15/2027	123,775
	125,000	Multi-Color Corp. 4.88%, 11/01/2025(1)	125,469
	30,000	Nabors Industries, Inc. 5.50%, 01/15/2023	30,000
	20,000	NetApp, Inc. 2.00%, 09/27/2019	19,798
	90,000	Netflix, Inc. 4.88%, 04/15/2028(1)	89,325
		Newell Brands, Inc.
	50,000	3.85%, 04/01/2023	50,948
	50,000	4.20%, 04/01/2026	50,970
	30,000	Noble Energy, Inc. 5.05%, 11/15/2044	33,045
	30,000	Packaging Corp. of America 2.45%, 12/15/2020	29,847
	250,000	PNC Bank NA 2.95%, 02/23/2025	244,772
	137,000	Prudential Financial, Inc. 4.50%, 09/15/2047(4)	139,055
	70,000	Qualitytech L.P. / QTS Finance Corp. 4.75%, 11/15/2025(1)	70,525
	15,000	Reynolds American, Inc. 4.45%, 06/12/2025	15,712
	95,000	Rockwell Collins, Inc. 3.50%, 03/15/2027	94,239
		Roper Technologies, Inc.
	25,000	2.80%, 12/15/2021	24,803

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

$60,000	3.80%, 12/15/2026	$60,847
177,000	S&P Global, Inc. 3.30%, 08/14/2020	179,173
	Sabine Pass Liquefaction LLC
110,000	4.20%, 03/15/2028	110,648
30,000	5.63%, 03/01/2025	32,793
115,000	SBA Communications Corp. 4.88%, 09/01/2024	114,425
65,000	Scientific Games International, Inc. 5.00%, 10/15/2025(1)	65,081
	Sempra Energy
50,000	3.40%, 02/01/2028	48,994
65,000	3.80%, 02/01/2038	63,707
130,000	Sherwin-Williams Co. 3.45%, 06/01/2027	128,394
64,000	Smithfield Foods, Inc. 2.70%, 01/31/2020(1)	63,510
	SunTrust Banks, Inc.
55,000	2.70%, 01/27/2022	54,291
185,000	5.13%, 12/15/2027(4)(5)	178,863
155,000	SUPERVALU, Inc. 6.75%, 06/01/2021	152,675
95,000	T-Mobile USA, Inc. 6.00%, 04/15/2024	100,994
115,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.00%, 01/15/2028(1)	113,850
125,000	Tenet Healthcare Corp. 5.13%, 05/01/2025(1)	123,281
60,000	Tyson Foods, Inc. 3.55%, 06/02/2027	59,765
115,000	United Rentals North America, Inc. 4.88%, 01/15/2028	114,856
50,000	Valero Energy Corp. 4.90%, 03/15/2045	56,647
65,000	Ventas Realty L.P. 3.13%, 06/15/2023	64,122
	Verizon Communications, Inc.
46,000	2.63%, 08/15/2026	42,341
27,000	3.38%, 02/15/2025	26,769
86,000	4.27%, 01/15/2036	85,218
34,000	VMware, Inc. 2.30%, 08/21/2020	33,371
60,000	Vornado Realty L.P. 3.50%, 01/15/2025	58,557
60,000	Voya Financial, Inc. 4.70%, 01/23/2048(1)(4)	59,170
36,000	Wal-Mart Stores, Inc. 3.63%, 12/15/2047	36,900
165,000	Williams Partners L.P. 4.00%, 09/15/2025	167,737
125,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(1)	123,359
55,000	Zoetis, Inc. 3.00%, 09/12/2027	52,704
		15,984,381
	Total Corporate Bonds (cost $34,069,372)	$34,962,804
Foreign Government Obligations - 17.4%
	Argentina - 1.7%
$641,000	Argentine Republic Government International Bond 5.88%, 01/11/2028	623,693
120,000	Provincia de Buenos Aires 7.88%, 06/15/2027(1)	127,800

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	$266,000	Provincia de Cordoba 7.13%, 08/01/2027(1)	$273,134
			1,024,627
		Brazil - 0.7%
	406,000	Brazilian Government International Bond 5.63%, 02/21/2047	407,015
		Germany - 1.1%
	661,000	Kreditanstalt fuer Wiederaufbau 2.38%, 12/29/2022	651,191
		Italy - 7.4%
EUR	3,600,000	Italy Certificati di Credito del Tesoro/ CCTS-eu 0.68%, 04/15/2025(4)	4,541,182
		Malaysia - 0.7%
MYR	1,740,000	Malaysia Government Bond 3.65%, 10/31/2019	449,104
		Spain - 2.7%
EUR	1,350,000	Spain Government Bond 1.45%, 10/31/2027(1)(3)	1,678,816
		Supranational - 3.1%
	1,580,000	European Investment Bank 1.50%, 11/15/2047	1,920,987
		Total Foreign Government Obligations (cost $10,606,149)	$10,672,922
U.S. Government Agencies - 1.1%
		United States - 1.1%
		FHLMC - 1.1%
	$260,391	1 mo. USD LIBOR + 0.380%, 1.94%, 05/25/2022(2)	$260,881
	131,637	1 mo. USD LIBOR + 2.6%, 4.16%, 12/25/2027(2)	134,587
	20,279	1 mo. USD LIBOR + 2.85%, 4.41%, 04/25/2028(2)	20,987
	250,000	1 mo. USD LIBOR + 3.3%, 4.86%, 10/25/2027(2)	280,620
			697,075
			697,075
		Total U.S. Government Agencies (cost $696,478)	$697,075
U.S. Government Securities - 8.7%
		United States - 8.7%
		U.S. Treasury Notes - 8.7%
	1,759,710	0.13%, 07/15/2026(8)	1,696,853
	3,420,853	0.38%, 01/15/2027(8)	3,351,660
	50,000	1.88%, 09/30/2022	48,602
	200,000	2.00%, 11/30/2022	195,281
	26,100	2.25%, 08/15/2027	25,065
	25,000	2.25%, 11/15/2027	23,993
			5,341,454
			5,341,454
		Total U.S. Government Securities (cost $5,439,848)	$5,341,454
		Total Long-Term Investments (cost $57,613,591)	$58,459,691
Short-Term Investments - 0.7%
		Other Investment Pools & Funds - 0.7%
	422,711	Morgan Stanley Treasury Securities Portfolio, Institutional Class, 1.17%(9)	422,711
		Total Short-Term Investments (cost $422,711)	$422,711

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Total Investments Excluding Purchased Options (cost $58,036,302)	96.2%	$58,882,402
Total Purchased Options (cost $632,965)	1.2%	$715,402

Total Investments (cost $58,669,267)	97.4%	$59,597,804
Other Assets and Liabilities	2.6%	1,582,103

Total Net Assets	100.0%	$61,179,907

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $18,478,335, which represented 30.2% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at January 31, 2018.
(3)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $9,292,459, which represented 15.2% of total net assets.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(7)	Affiliated Issuer.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2018

Description	Counter -party	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts:
Calls
EUR Call/PLN Put	CITI	4.15 EUR per EUR	02/26/18	2,930,000	EUR	2,930,000	$22,343	$20,715	$1,628
USD Call/KRW Put	BNP	1,070.75 USD per USD	02/26/18	2,450,000	USD	2,450,000	19,713	21,193	(1,480)

Total Calls						5,380,000	$42,056	$41,908	$148

Puts
AUD Put/USD Call	BCLY	0.80 USD per AUD	03/06/18	2,940,000	AUD	2,940,000	$11,954	$58,866	$(46,912)
EUR Put/SEK Call	BCLY	9.97 SEK per EUR	02/05/18	3,050,000	EUR	3,050,000	68,881	38,880	30,001
USD Put/JPY Call	CITI	108.55 JPY per USD	02/26/18	2,430,000	USD	2,430,000	16,361	23,085	(6,724)
USD Put/MXN Call	BCLY	19.20 MXN per USD	10/15/18	3,600,000	USD	3,600,000	144,191	122,760	21,431

Total Puts						12,020,000	$241,387	$243,591	$(2,204)

Total purchased option contracts						17,400,000	$283,443	$285,499	$(2,056)

Written option contracts:
Calls
USD Call/MXN Put	BCLY	21.00 MXN per USD	10/15/18	(3,600,000)	USD	(3,600,000)	$(84,647)	$(147,600)	$62,953

Total written option contracts						(3,600,000)	$(84,647)	$(147,600)	$62,953

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

OTC Swaption Contracts Outstanding at January 31, 2018

Description	Counter -party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased swaption contracts:

Puts
Interest Rate Swaption	MSCI	262.50%	Receive	04/18/18	EUR 3,060,000	3,060,000	$24,255	$26,711	$(2,456)
Interest Rate Swaption	MSCI	106.00%	Receive	04/18/18	USD 3,250,000	3,250,000	15,761	18,850	(3,089)
Interest Rate Swaption	MSCI	275.00%	Receive	04/23/18	USD 5,000,000	5,000,000	59,338	41,024	18,314
Interest Rate Swaption	MSCI	288.00%	Receive	01/23/19	USD 15,300,000	15,300,000	332,605	260,882	71,723

Total Puts						26,610,000	$431,959	$347,467	$84,492

Total purchased swaption contracts						26,610,000	$431,959	$347,467	$84,492

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Canadian Government 10-Year Bond Future	36	03/20/2018	$ 3,870,146	$(48,364)
Euro-BUXL 30-Year Bond Future	8	03/08/2018	1,606,466	(16,300)
Euro-OAT Future	18	03/08/2018	3,417,664	(32,204)
U.S. Treasury 10-Year Ultra Future	27	03/20/2018	3,515,485	(50,540)
U.S. Treasury 5-Year Note Future	10	03/29/2018	1,147,109	(4,146)
U.S. Treasury Ultra Bond Future	26	03/20/2018	4,210,375	(32,878)

Total				$(184,432)

Short position contracts:
90-Day Euro Future	181	12/16/2019	$ 44,030,513	$121,179
Euro-BOBL Future	20	03/08/2018	3,239,203	19,591
Euro-BTP Future	21	03/08/2018	3,545,344	33,346
Euro-BUXL 30-Year Bond Future	4	03/08/2018	803,233	442
Euro-Bund Future	17	03/08/2018	3,352,110	55,079
Euro-OAT Future	9	03/08/2018	1,708,832	20,325
U.S. Treasury 10-Year Note Future	123	03/20/2018	14,954,109	205,393
U.S. Treasury 10-Year Ultra Future	26	03/20/2018	3,385,281	52,352
U.S. Treasury 2-Year Note Future	5	03/29/2018	1,066,172	2,568
U.S. Treasury 5-Year Note Future	50	03/29/2018	5,735,547	85,648
U.S. Treasury Long Bond Future	18	03/20/2018	2,660,625	101,525

Total				$697,448

Total futures contracts				$513,016

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Buy protection:
Intesa S.p.A.	BNP	EUR	300,000	(1.00%)	06/20/21	Quarterly	$2,281	$—	$(7,889)	$(10,170)
Standard Chartered Bank	CBK	EUR	470,000	(1.00%)	09/20/20	Quarterly	12,920	—	(10,359)	(23,279)
Wendel S.A.	BNP	EUR	150,000	(5.00%)	06/20/21	Quarterly	—	(20,143)	(30,784)	(10,641)

Total							$15,201	$(20,143)	$(49,032)	$(44,090)

Total single-name issues							$15,201	$(20,143)	$(49,032)	$(44,090)

Total OTC contracts							$15,201	$(20,143)	$(49,032)	$(44,090)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2018

Reference Entity	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.29	USD 4,480,000	(5.00%)	12/20/22	Quarterly	$(403,714)	$(382,259)	$21,455
ITRAXX-XOVERS28V1-5Y	EUR 4,380,000	(5.00%)	12/20/22	Quarterly	(654,526)	(643,764)	10,762

Total					$(1,058,240)	$(1,026,023)	$32,217

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at January 31, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3M BBSW	2.13% Fixed	AUD	13,000,000	01/10/21	Quarterly	$—	$(6,609)	$(18,804)	$(12,195)
3M BBSW	2.16% Fixed	AUD	6,500,000	01/12/21	Quarterly	—	—	(4,618)	(4,618)
2.05% Fixed	3M LIBOR	USD	10,500,000	10/19/22	Semi-Annual	116,750	—	198,487	81,737
2.11% Fixed	3M LIBOR	USD	5,540,000	06/09/27	Semi-Annual	—	—	280,374	280,374
2.65% Fixed	3M LIBOR	USD	3,400,000	01/26/28	Semi-Annual	—	—	26,363	26,363
3M SEK STIBOR	0.47% Fixed	SEK	22,540,000	01/09/23	Quarterly	—	—	(23,083)	(23,083)
3M SEK STIBOR	0.46% Fixed	SEK	6,600,000	01/10/23	Quarterly	—	—	(7,309)	(7,309)
3M SEK STIBOR	0.47% Fixed	SEK	9,660,000	01/10/23	Quarterly	—	—	(10,273)	(10,273)
3M SEK STIBOR	0.46% Fixed	SEK	10,200,000	01/10/23	Quarterly	—	—	(11,328)	(11,328)
0.73% Fixed	6M EURIBOR	EUR	1,500,000	08/15/26	Annual	—	—	23,076	23,076
0.73% Fixed	6M EURIBOR	EUR	1,500,000	08/15/26	Annual	—	—	22,760	22,760
6M EURIBOR	0.78% Fixed	EUR	775,000	01/26/26	Semi-Annual	—	—	(6,351)	(6,351)
6M EURIBOR	0.77% Fixed	EUR	775,000	01/26/26	Semi-Annual	—	—	(6,881)	(6,881)
6M EURIBOR	0.77% Fixed	EUR	1,550,000	01/26/26	Semi-Annual	—	(79)	(13,546)	(13,467)
6M EURIBOR	0.73% Fixed	EUR	1,500,000	08/15/26	Semi-Annual	—	(5,582)	(23,502)	(17,920)
6M EURIBOR	0.73% Fixed	EUR	1,500,000	08/15/26	Semi-Annual	—	(5,612)	(23,693)	(18,081)
6M EURIBOR	1.46% Fixed	GBP	2,300,000	01/24/28	Semi-Annual	—	(79)	(36,428)	(36,349)
2.03% Fixed	CPURNSA	USD	3,930,000	11/27/22	Maturity	—	—	35,468	35,468
2.03% Fixed	CPURNSA	USD	2,150,000	11/27/22	Maturity	965	—	19,288	18,323
CPURNSA	3.37% Fixed	GBP	2,300,000	12/15/20	Maturity	—	—	18,247	18,247
CPURNSA	3.37% Fixed	GBP	2,300,000	12/15/20	Maturity	4,447	—	18,247	13,800
CPURNSA	3.38% Fixed	GBP	1,600,000	12/15/20	Maturity	—	—	13,721	13,721
CPURNSA	3.37% Fixed	GBP	2,160,000	12/15/20	Maturity	5,587	—	17,136	11,549
CPURNSA	3.37% Fixed	GBP	1,300,000	12/15/20	Maturity	1,906	—	10,314	8,408
CPURNSA	3.37% Fixed	GBP	720,000	12/15/20	Maturity	1,778	—	5,712	3,934
CPURNSA	3.29% Fixed	GBP	720,000	12/15/20	Maturity	—	—	3,226	3,226
CPURNSA	3.29% Fixed	GBP	1,700,000	01/15/21	Maturity	—	—	7,877	7,877
CPURNSA	3.28% Fixed	GBP	1,700,000	01/15/21	Maturity	—	—	7,690	7,690
CPURNSA	3.26% Fixed	GBP	3,100,000	12/15/21	Maturity	—	—	6,076	6,076

Total						$131,433	$(17,961)	$528,246	$414,774

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,160,372	ARS	60,721	USD	JPM	02/08/18	$—	$(1,847)
1,500,000	ARS	78,893	USD	BNP	02/08/18	—	(2,789)
3,884,428	ARS	204,873	USD	JPM	02/08/18	—	(7,790)
4,863,000	ARS	255,678	USD	BNP	02/08/18	—	(8,946)
40,269,100	ARS	2,080,016	USD	BNP	02/08/18	—	(36,901)
3,460,000	ARS	172,569	USD	BNP	03/14/18	—	(43)
51,676,900	ARS	2,580,941	USD	BNP	03/14/18	—	(4,185)
210,000	AUD	166,882	USD	CBK	02/08/18	2,327	—
129,260	AUD	103,057	USD	BNP	02/08/18	1,095	—
15,686,927	AUD	12,702,558	USD	CBK	02/08/18	—	(62,704)
129,260	AUD	104,523	USD	JPM	03/14/18	—	(381)
5,633,800	BRL	1,730,814	USD	MSC	02/02/18	36,969	—
1,987,400	BRL	592,988	USD	BOA	02/02/18	30,622	—
7,621,200	BRL	2,347,224	USD	UBS	03/02/18	37,084	—
921,397	CAD	747,390	USD	CSFB	02/08/18	1,782	—
100,000	CAD	80,460	USD	BNP	02/08/18	849	—
100,000	CAD	81,044	USD	UBS	03/14/18	298	—
1,713,262,900	COP	602,625	USD	BNP	02/08/18	808	—
152,631,400	CZK	7,214,271	USD	SSG	02/08/18	286,028	—
149,121,400	CZK	7,329,673	USD	UBS	03/14/18	12,591	—
1,421,204	EUR	1,702,673	USD	UBS	02/08/18	62,705	—
1,314,200	EUR	1,595,091	USD	UBS	02/08/18	37,370	—
998,556	EUR	1,203,200	USD	SSG	02/08/18	37,177	—
998,299	EUR	1,203,000	USD	SSG	02/08/18	37,058	—
5,425,469	EUR	6,702,461	USD	JPM	02/08/18	36,898	—
993,829	EUR	1,200,000	USD	UBS	02/08/18	34,506	—
993,051	EUR	1,206,200	USD	SSG	02/08/18	27,340	—
3,137,464	EUR	3,875,929	USD	JPM	02/08/18	21,338	—
985,612	EUR	1,207,000	USD	JPM	02/08/18	17,298	—
390,000	EUR	474,373	USD	JPM	02/08/18	10,073	—
1,064,016	EUR	1,314,454	USD	JPM	02/08/18	7,236	—
402,337	EUR	494,397	USD	MSC	02/08/18	5,374	—
740,000	EUR	914,079	USD	BNP	02/08/18	5,127	—
961,334	EUR	1,195,029	USD	UBS	02/08/18	—	(887)
1,200,000	EUR	1,491,514	USD	MSC	02/08/18	—	(909)
1,111,991	EUR	1,382,310	USD	UBS	02/08/18	—	(1,026)
1,958,700	EUR	2,434,714	USD	JPM	02/08/18	—	(1,674)
958,700	EUR	1,198,579	USD	JPM	02/08/18	—	(7,710)
2,435,699	EUR	3,021,612	USD	CSFB	03/14/18	10,966	—
119,799	EUR	148,311	USD	JPM	03/14/18	846	—
6,577,533	GBP	9,267,745	USD	JPM	02/08/18	74,171	—
1,896,103	GBP	2,655,303	USD	JPM	02/08/18	37,688	—
1,775,979	GBP	2,487,080	USD	JPM	02/08/18	35,300	—
650,000	GBP	916,662	USD	BNP	02/08/18	6,517	—
120,000	GBP	165,266	USD	CSFB	02/08/18	5,167	—
70,000	GBP	96,511	USD	JPM	02/08/18	2,908	—
63,377	GBP	87,380	USD	JPM	02/08/18	2,633	—
1,733,400	GBP	2,459,658	USD	JPM	02/08/18	2,249	—
140,000	GBP	198,943	USD	JPM	02/08/18	—	(104)
70,000	GBP	98,147	USD	JPM	03/14/18	1,408	—
63,377	GBP	88,861	USD	JPM	03/14/18	1,274	—
32,164,881,584	IDR	2,389,576	USD	CBK	02/08/18	11,503	—
32,164,881,584	IDR	2,396,430	USD	MSC	03/14/18	—	(1,291)
526,489,591	JPY	4,732,869	USD	SSG	02/08/18	91,851	—
916,909,283	JPY	8,436,113	USD	CSFB	03/14/18	—	(16,953)
58,032,600	MXN	2,988,238	USD	SSG	02/08/18	125,794	—
4,013,100	MYR	997,539	USD	UBS	02/08/18	31,697	—
1,476,100	MYR	379,088	USD	UBS	02/08/18	—	(514)
89,990,840	NOK	11,242,503	USD	SSG	02/08/18	433,994	—
52,332,040	NOK	6,793,105	USD	UBS	03/14/18	4,487	—

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

791,758	NZD	573,072	USD	SSG	02/08/18	$10,352	$—
46,542	NZD	33,902	USD	CBK	02/08/18	393	—
2,659,868	NZD	1,946,574	USD	JPM	03/14/18	12,676	—
25,387,181	SEK	3,127,451	USD	SSG	02/08/18	96,000	—
21,562,319	SEK	2,733,551	USD	JPM	02/08/18	4,252	—
4,651,200	TRY	1,220,970	USD	SSG	02/08/18	14,235	—
4,651,200	TRY	1,214,850	USD	BCLY	03/14/18	7,653	—
100,966,100	TWD	3,460,350	USD	BNP	02/08/18	4,938	—
2,629,533	USD	51,676,900	ARS	BNP	02/08/18	7,627	—
104,536	USD	129,260	AUD	JPM	02/08/18	385	—
2,407,632	USD	3,029,900	AUD	CBK	02/08/18	—	(33,731)
7,022,633	USD	8,910,953	AUD	SSG	02/08/18	—	(157,432)
12,700,821	USD	15,686,927	AUD	CBK	03/14/18	62,233	—
2,354,039	USD	7,621,200	BRL	UBS	02/02/18	—	(37,355)
81,018	USD	100,000	CAD	UBS	02/08/18	—	(291)
1,524,312	USD	1,910,100	CAD	SSG	02/08/18	—	(28,758)
747,629	USD	921,397	CAD	CSFB	03/14/18	—	(1,848)
598,052	USD	1,713,262,900	COP	CBK	02/08/18	—	(5,381)
601,250	USD	1,713,262,900	COP	BNP	03/14/18	—	(839)
173,070	USD	3,510,000	CZK	CSFB	02/08/18	588	—
7,315,790	USD	149,121,400	CZK	UBS	02/08/18	—	(12,028)
2,292,893	USD	1,833,350	EUR	UBS	02/08/18	15,558	—
1,690,453	USD	1,359,875	EUR	UBS	02/08/18	1,255	—
2,276,849	USD	1,831,958	EUR	MSC	02/08/18	1,244	—
147,996	USD	119,799	EUR	JPM	02/08/18	—	(815)
23,897	USD	20,000	EUR	JPM	02/08/18	—	(947)
852,847	USD	693,897	EUR	JPM	02/08/18	—	(9,091)
3,015,276	USD	2,435,699	EUR	CSFB	02/08/18	—	(10,278)
1,283,168	USD	1,044,016	EUR	JPM	02/08/18	—	(13,679)
1,327,641	USD	1,080,201	EUR	JPM	02/08/18	—	(14,153)
4,350,660	USD	3,539,801	EUR	JPM	02/08/18	—	(46,378)
1,895,015	USD	1,572,097	EUR	JPM	02/08/18	—	(57,798)
2,433,499	USD	2,018,821	EUR	JPM	02/08/18	—	(74,222)
18,337,501	USD	15,199,137	EUR	SSG	02/08/18	—	(542,426)
1,317,248	USD	1,064,016	EUR	JPM	03/14/18	—	(7,510)
3,884,168	USD	3,137,464	EUR	JPM	03/14/18	—	(22,145)
6,716,709	USD	5,425,469	EUR	JPM	03/14/18	—	(38,294)
88,753	USD	63,377	GBP	JPM	02/08/18	—	(1,260)
98,028	USD	70,000	GBP	JPM	02/08/18	—	(1,391)
40,599	USD	30,000	GBP	BNP	02/08/18	—	(2,009)
2,448,595	USD	1,775,979	GBP	JPM	02/08/18	—	(73,786)
2,572,852	USD	1,866,103	GBP	JPM	02/08/18	—	(77,530)
12,503,844	USD	9,220,933	GBP	SSG	02/08/18	—	(592,430)
91,077	USD	66,120	GBP	BNP	02/16/18	—	(2,856)
2,490,094	USD	1,775,979	GBP	JPM	03/14/18	—	(35,711)
2,658,520	USD	1,896,103	GBP	JPM	03/14/18	—	(38,127)
9,278,828	USD	6,577,533	GBP	JPM	03/17/18	—	(77,035)
2,399,648	USD	32,164,881,584	IDR	MSC	02/08/18	—	(1,431)
8,421,020	USD	916,909,283	JPY	CBK	02/08/18	18,515	—
155,291	USD	17,190,000	JPY	CBK	02/08/18	—	(2,237)
97,538	USD	1,890,000	MXN	JPM	02/08/18	—	(3,880)
515,189	USD	9,714,700	MXN	JPM	02/08/18	—	(6,102)
482,896	USD	1,914,200	MYR	UBS	02/08/18	—	(8,037)
902,049	USD	3,575,000	MYR	UBS	02/08/18	—	(14,828)
378,456	USD	1,476,100	MYR	UBS	03/14/18	417	—
189,270	USD	1,450,000	NOK	CBK	02/08/18	1,130	—
6,786,674	USD	52,332,040	NOK	UBS	02/08/18	—	(3,517)
188,804	USD	1,490,000	NOK	CBK	02/08/18	—	(4,527)
1,947,289	USD	2,659,868	NZD	JPM	02/08/18	—	(12,692)
600,961	USD	838,300	NZD	JPM	02/08/18	—	(16,759)
2,739,485	USD	21,562,319	SEK	JPM	03/14/18	—	(4,875)
1,227,068	USD	4,651,200	TRY	BCLY	02/08/18	—	(8,137)
3,409,174	USD	100,966,100	TWD	CBK	02/08/18	—	(56,114)
3,469,268	USD	100,966,100	TWD	BNP	03/14/18	—	(1,861)
Total						$1,889,857	$(2,319,185)

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Foreign Cross Currency Contracts Outstanding at January 31, 2018
Contract Amount		Counterparty	Delivery Date		Contract Amount	Unrealized Appreciation
AUD	1,941,278	SSG	03/14/18	NZD	1,965,695	$(24,418)
CAD	794,076	CBK	02/08/18	NOK	802,244	(8,168)
EUR	2,825,769	UBS	02/08/18	SEK	2,828,762	(2,994)
EUR	1,244,282	JPM	02/08/18	NOK	1,251,870	(7,588)
EUR	3,123,916	UBS	02/08/18	SEK	3,132,491	(8,575)
EUR	2,435,941	UBS	02/08/18	NOK	2,450,722	(14,781)
JPY	1,246,836	BNP	02/08/18	AUD	1,253,822	(6,986)
JPY	1,243,259	JPM	02/08/18	MXN	1,255,645	(12,386)
JPY	2,077,755	JPM	02/08/18	MXN	2,092,742	(14,986)
MXN	853,109	CBK	02/08/18	JPY	836,321	16,787
NZD	1,947,841	JPM	02/08/18	AUD	1,941,472	6,369

Total						$(77,726)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CITI	Citigroup Global Markets, Inc.
CSFB	Credit Suisse First Boston Corp.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar

Index Abbreviations:

CDX.NA.HY	Credit Derivatives North American High Yield
CPTFE	CPTFE
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
MSCI	Morgan Stanley Capital International

Other Abbreviations:

BBSW	Bank Bill Swap Referance Rate
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
STIBOR	Stockholm Interbank Offered Rate

Hartford Schroders Global Strategic Bond Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$6,785,436	$—	$6,785,436	$—
Corporate Bonds	34,962,804	—	34,962,804	—
Foreign Government Obligations	10,672,922	—	10,672,922	—
U.S. Government Agencies	697,075	—	697,075	—
U.S. Government Securities	5,341,454	—	5,341,454	—
Short-Term Investments	422,711	422,711	—	—
Purchased Options	715,402	—	715,402	—
Foreign Currency Contracts(2)	1,913,013	—	1,913,013	—
Futures Contracts(2)	697,448	697,448	—	—
Swaps - Credit Default(2)	32,217	—	32,217	—
Swaps - Interest Rate(2)	582,629	—	582,629	—

Total	$62,823,111	$1,120,159	$61,702,952	$—

Liabilities
Foreign Currency Contracts(2)	$(2,420,067)	$—	$(2,420,067)	$—
Futures Contracts(2)	(184,432)	(184,432)	—	—
Swaps - Credit Default(2)	(44,090)	—	(44,090)	—
Swaps - Interest Rate(2)	(167,855)	—	(167,855)	—
Written Options	(84,647)	—	(84,647)	—

Total	$(2,901,091)	$(184,432)	$(2,716,659)	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 89.1%
	Australia - 3.8%
78,431	ASX Ltd.	$3,451,109
22,416	BGP Holdings plc(1)(2)(3)	—
265,033	BHP Billiton Ltd.	6,481,416
385,274	BHP Billiton plc	8,580,138
148,897	BlueScope Steel Ltd.	1,729,137
121,747	BT Investment Management Ltd.	1,079,705
302,951	BWP Trust REIT	730,906
424,898	Charter Hall Group REIT	2,020,272
162,304	Coca-Cola Amatil Ltd.	1,095,535
61,175	Collection House Ltd.	64,083
7,355	DWS Ltd.	9,568
753,405	Fortescue Metals Group Ltd.	2,991,936
214,842	IPH Ltd.	957,301
244,870	Karoon Gas Australia Ltd.*	254,223
98,377	MACA Ltd.	128,421
118,150	Macquarie Group Ltd.	9,803,740
222,513	Medusa Mining Ltd.*	83,375
372,621	Metcash Ltd.	960,962
228,593	Myer Holdings Ltd.	120,651
303,859	OZ Minerals Ltd.	2,284,286
2,646,937	Perseus Mining Ltd.*	909,043
177,322	Qantas Airways Ltd.	751,474
199,129	Retail Food Group Ltd.	313,696
228,901	Sandfire Resources NL	1,321,971
464,358	Santos Ltd.*	1,902,719
1,439,964	South32 Ltd.	4,421,932
290,086	Southern Cross Media Group Ltd.	274,055
158,712	Super Retail Group Ltd.	1,118,810
3,328,147	Telstra Corp. Ltd.	9,839,837
151,259	Woodside Petroleum Ltd.	4,038,453

		67,718,754

	Austria - 0.5%
9,690	Agrana Beteiligungs AG	1,184,252
14,747	EVN AG	302,101
74,433	OMV AG	4,792,467
56,047	Raiffeisen Bank International AG*	2,409,326

		8,688,146

	Belgium - 0.4%
33,411	Ageas	1,766,554
141,302	AGFA-Gevaert N.V.*	709,804
9,764	EVS Broadcast Equipment S.A.	365,674
138,376	Proximus SADP	4,666,568
1,755	Sofina S.A.	305,920

		7,814,520

	Brazil - 1.3%
170,300	Alupar Investimento S.A.	991,546
62,379	Banco BTG Pactual S.A.*	414,098
274,200	BB Seguridade Participacoes S.A.	2,677,452
181,900	CCR S.A.	894,656
255,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR*	2,898,504
50,200	Cia de Saneamento de Minas Gerais-COPASA	710,615
80,200	Cia Energetica de Sao Paulo Class B,	387,658
380,300	EDP - Energias do Brasil S.A.*	1,636,507
169,400	Engie Brasil Energia S.A.	1,910,934
81,600	Grendene S.A.	749,153
83,700	Multiplus S.A.	924,746
324,200	Petroleo Brasileiro S.A. ADR*	4,176,888
156,800	QGEP Participacoes S.A.	494,614
143,900	Qualicorp S.A.	1,381,639

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

353,800	Transmissora Alianca de Energia Eletrica S.A.	$2,237,624

		22,486,634

	Cambodia - 0.0%
170,000	NagaCorp Ltd.	138,604

	Canada - 4.0%
314,700	Advantage Oil & Gas Ltd.*	1,010,622
489,400	Athabasca Oil Corp.*	433,696
177,200	BCE, Inc.	8,286,621
218,700	Birchcliff Energy Ltd.	606,315
131,400	Bonavista Energy Corp.	183,746
16,600	Canadian Real Estate Investment Trust REIT	600,839
7,800	Canfor Pulp Products, Inc.	92,141
175,000	Cardinal Energy Ltd.	647,358
93,900	Celestica, Inc.*	948,924
231,700	Cenovus Energy, Inc.	2,209,627
258,900	Centerra Gold, Inc.*	1,336,598
142,700	CI Financial Corp.	3,435,241
27,700	Cogeco Communications, Inc.	1,716,049
14,600	Cogeco, Inc.	890,719
89,800	Corus Entertainment, Inc. Class B	616,189
110,000	Crescent Point Energy Corp.	867,480
250,100	Crew Energy, Inc.*	457,500
200	E-L Financial Corp. Ltd.	130,083
248,700	Eldorado Gold Corp.	321,490
62,100	Enbridge Income Fund Holdings, Inc.	1,413,154
87,800	Ensign Energy Services, Inc.	525,372
93,700	Genworth MI Canada, Inc.	3,217,795
26,900	George Weston Ltd.	2,355,828
67,100	Gluskin Sheff + Associates, Inc.	863,572
33,400	Goldcorp, Inc.	478,190
6,400	Granite Real Estate Investment Trust REIT	263,441
95,600	Hudbay Minerals, Inc.	819,207
234,200	Husky Energy, Inc.*	3,433,029
16,000	IGM Financial, Inc.	571,447
104,858	Imperial Oil Ltd.	3,296,633
55,700	Linamar Corp.	3,289,017
104,300	Lundin Mining Corp.	753,843
113,200	Magna International, Inc.	6,466,205
55,300	Manulife Financial Corp.	1,173,439
75,600	Medical Facilities Corp.	945,307
1,300	Morguard Real Estate Investment Trust REIT	14,311
235,300	Nevsun Resources Ltd.	491,643
35,900	Norbord, Inc.	1,371,205
190,300	Pengrowth Energy Corp.*	150,074
226,400	Precision Drilling Corp.*	820,930
498,100	Surge Energy, Inc.	781,572
203,100	Teck Resources Ltd. Class B	5,898,156
78,680	Teranga Gold Corp.*	216,210
53,600	TORC Oil & Gas Ltd.	296,325
189,700	Tourmaline Oil Corp.*	3,064,503
85,200	Transcontinental, Inc. Class A	1,722,702
97,500	Turquoise Hill Resources Ltd.*	297,256
74,500	Westshore Terminals Investment Corp.	1,524,524

		71,306,128

	Chile - 0.5%
1,449,408	Aguas Andinas S.A. Class A	976,042
327,600	Enel Americas S.A. ADR	3,859,128
137,700	Enel Chile S.A. ADR	867,510
3,332,075	Enel Generacion Chile S.A.	3,177,217

		8,879,897

	China - 3.8%
5,524,000	Agricultural Bank of China Ltd. Class H	3,379,793
543,000	Anhui Conch Cement Co., Ltd. Class H	2,979,350
5,751,000	Bank of China Ltd. Class H	3,446,770

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

30,000	Baoye Group Co., Ltd. Class H*	$21,122
1,072,000	Beijing Capital International Airport Co., Ltd. Class H	1,625,270
47,600	Changyou.com Ltd. ADR*	1,464,652
5,136,000	China BlueChemical Ltd. Class H	1,847,595
2,352,000	China Communications Services Corp. Ltd. Class H	1,489,934
3,232,000	China Construction Bank Corp. Class H	3,710,567
742,000	China Galaxy Securities Co., Ltd. Class H	604,458
1,258,000	China Oriental Group Co., Ltd.	977,853
4,414,000	China Petroleum & Chemical Corp. Class H	3,815,531
1,139,000	China Shenhua Energy Co., Ltd. Class H	3,539,161
306,000	China Shineway Pharmaceutical Group Ltd.	377,090
1,016,000	China Suntien Green Energy Corp. Ltd. Class H	251,966
80,000	China Taifeng Beddings Holdings Ltd.*(1)(2)(3)	—
903,000	CNOOC Ltd.	1,419,391
1,580,000	Dongfeng Motor Group Co., Ltd. Class H	2,057,537
202,000	ENN Energy Holdings Ltd.	1,560,704
738,000	Guangzhou Automobile Group Co., Ltd. Class H	1,663,387
455,000	Haitian International Holdings Ltd.	1,422,120
224,500	Hengan International Group Co., Ltd.	2,150,882
486,000	Hua Hong Semiconductor Ltd.(4)	968,056
3,503,000	Industrial & Commercial Bank of China Ltd. Class H	3,299,713
1,308,000	Jiangsu Expressway Co., Ltd. Class H	2,011,855
376,000	Longfor Properties Co., Ltd.	1,227,036
3,993,000	Lonking Holdings Ltd.	1,780,065
56,000	On-Bright Electronics, Inc.	552,291
772,000	Shenzhen Expressway Co., Ltd. Class H	809,759
5,364,000	Sihuan Pharmaceutical Holdings Group Ltd.	2,059,486
477,000	Sinopec Engineering Group Co., Ltd. Class H	512,205
745,000	Sinotrans Ltd. Class H	451,870
1,225,500	Sinotruk Hong Kong Ltd.	1,610,470
2,034,000	Weichai Power Co., Ltd. Class H	2,537,250
4,334,000	West China Cement Ltd.*	744,423
122,000	Xingda International Holdings Ltd.	48,494
4,357,800	Yangzijiang Shipbuilding Holdings Ltd.	5,300,046
55,300	Yirendai Ltd. ADR	2,235,226
2,168,000	Zhejiang Expressway Co., Ltd. Class H	2,560,314

		68,513,692

	Denmark - 0.8%
56,180	Pandora A/S	5,323,896
169,661	Scandinavian Tobacco Group AS Class A(4)	3,430,786
80,953	Spar Nord Bank A/S	964,413
59,740	Sydbank AS	2,443,211
24,030	Vestas Wind Systems A/S	1,639,040

		13,801,346

	Egypt - 0.0%
384,672	Centamin plc	890,037

	Finland - 0.7%
35,055	Kone Oyj Class B	2,006,737
86,410	Nokian Renkaat Oyj	4,365,676
47,819	Technopolis Oyj	240,744
9,744	Tieto Oyj	338,708
151,662	UPM-Kymmene Oyj	5,113,816

		12,065,681

	France - 4.7%
18,095	Amundi S.A.(4)	1,707,426
144,819	AXA S.A.	4,762,724
81,342	BNP Paribas S.A.	6,718,343
29,874	Cie Generale des Etablissements Michelin	4,779,067
90,477	Coface S.A.	1,017,023
64,280	Engie S.A.	1,116,163
32,163	Faurecia	2,885,992
9,355	FFP	1,212,574
12,570	IPSOS	480,156
2,677	Linedata Services	125,633

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

94,407	Metropole Television S.A.	$2,568,599
3,077	MGI Coutier	135,428
88,002	Neopost S.A.	2,620,469
68,769	Peugeot S.A.	1,544,641
27,299	Plastic Omnium S.A.	1,402,253
124,026	Publicis Groupe S.A.	8,571,127
135,342	Sanofi	11,944,148
91,580	Schneider Electric SE*	8,580,796
26,857	Societe BIC S.A.	3,075,515
139,791	Societe Generale S.A.	8,124,310
154,163	Total S.A.	8,938,358
26,623	Valeo S.A.	2,096,260

		84,407,005

	Gabon - 0.0%
655	Total Gabon	126,455

	Georgia - 0.0%
13,246	BGEO Group plc	688,599

	Germany - 2.1%
16,357	BASF SE	1,918,311
25,445	Bayer AG	3,334,244
12,601	Continental AG	3,785,439
105,829	Covestro AG(4)	12,186,237
72,416	CTS Eventim AG & Co. KGaA	3,620,801
199,630	Deutsche Bank AG	3,673,320
49,364	Deutsche Euroshop AG	1,939,608
38,782	Deutsche Lufthansa AG	1,385,401
32,162	Fresenius SE & Co. KGaA	2,815,026
22,255	Hamburger Hafen und Logistik AG	621,472
71,011	ProSiebenSat.1 Media SE	2,720,410

		38,000,269

	Greece - 0.1%
19,388	Hellenic Petroleum S.A.	211,586
37,354	JUMBO S.A.	738,319
142,374	Piraeus Bank S.A.*	641,655

		1,591,560

	Hong Kong - 3.6%
606,000	Allied Properties HK Ltd.	128,373
221,016	Asian Citrus Holdings Ltd.*(1)(2)(3)	12,206
163,000	Beijing Enterprises Holdings Ltd.	1,000,272
510,000	China Lumena New Materials Corp.*(1)(2)(3)	—
285,000	China Mobile Ltd.	3,001,162
4,148,000	China Resources Cement Holdings Ltd.	3,120,529
1,010,000	China Resources Gas Group Ltd.	3,325,864
25,000	Chong Hing Bank Ltd.	54,202
431,500	CK Asset Holdings Ltd.	4,105,979
153,000	CK Infrastructure Holdings Ltd.	1,361,609
810,000	CSI Properties Ltd.	50,495
401,200	Dah Sing Banking Group Ltd.	947,730
111,600	Dah Sing Financial Holdings Ltd.	752,435
285,000	Emperor Entertainment Hotel Ltd.	65,579
1,352,000	First Pacific Co., Ltd.	964,281
424,000	Giordano International Ltd.	216,809
1,802,000	Guangdong Investment Ltd.	2,679,145
250,000	Hang Lung Group Ltd.	948,927
1,360,000	Hang Lung Properties Ltd.	3,584,673
6,811	Hanison Construction Holdings Ltd.	1,347
135,917	Henderson Land Development Co., Ltd.	948,510
667,500	Hongkong & Shanghai Hotels Ltd.	1,024,423
137,400	Hongkong Land Holdings Ltd.	989,465
134,000	Hopewell Holdings Ltd.	540,859
190,000	Hysan Development Co., Ltd.	1,061,405
25,800	Jardine Matheson Holdings Ltd.	1,637,673
581,500	Kerry Properties Ltd.	2,780,145

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

645,500	Kingboard Chemical Holdings Ltd.	$3,532,000
1,484,000	Kunlun Energy Co., Ltd.	1,472,072
10,020	Lai Sun Development Co., Ltd.	17,958
777,000	NWS Holdings Ltd.	1,510,202
3,533,000	PCCW Ltd.	2,034,706
68,000	Qingling Motors Co., Ltd. Class H	22,886
146,400	Seaspan Corp.	1,042,368
855,000	Shanghai Industrial Holdings Ltd.	2,497,833
4,822,000	Shougang Fushan Resources Group Ltd.	1,169,154
502,000	Sino Land Co., Ltd.	925,369
20,000	Soundwill Holdings Ltd.	39,798
113,000	Sun Hung Kai Properties Ltd.	1,953,639
164,000	Swire Pacific Ltd. Class A	1,636,892
567,600	Swire Properties Ltd.	1,987,113
41,000	TAI Cheung Holdings Ltd.	50,997
374,000	Wharf Holdings Ltd.	1,523,853
374,000	Wharf Real Estate Investment Co., Ltd.*	2,584,124
201,000	Wheelock & Co., Ltd.	1,571,946
2,652,000	Xinyi Glass Holdings Ltd.*	4,018,120
28,000	Yuexiu Transport Infrastructure Ltd.	20,548

		64,915,675

	Hungary - 0.3%
116,146	OTP Bank plc	5,384,658

	India - 0.5%
184,300	Infosys Ltd. ADR	3,319,243
36,300	Tata Motors Ltd. ADR*	1,123,848
49,600	Vedanta Ltd. ADR	1,062,432
517,500	Wipro Ltd. ADR	2,841,075

		8,346,598

	Indonesia - 0.9%
7,925,300	Adaro Energy Tbk PT	1,449,863
4,812,500	Bank Negara Indonesia Persero Tbk PT	3,378,833
1,206,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	70,295
6,709,900	Bank Rakyat Indonesia Persero Tbk PT	1,854,325
1,837,000	Panin Financial Tbk PT*	41,162
3,892,900	Perusahaan Gas Negara Persero Tbk	758,895
7,986,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	781,392
6,519,500	Tambang Batubara Bukit Asam Persero Tbk PT	1,655,622
15,031,900	Telekomunikasi Indonesia Persero Tbk PT	4,479,483
811,600	United Tractors Tbk PT	2,358,087

		16,827,957

	Ireland - 0.2%
115,641	AIB Group plc	806,168
224,491	Bank of Ireland Group plc*	2,190,713
45,739	C&C Group plc	171,214

		3,168,095

	Isle of Man - 0.2%
274,921	Playtech plc	3,094,076

	Israel - 1.6%
361,506	Bank Hapoalim BM	2,700,886
277,554	Bank Leumi Le-Israel BM	1,703,668
1,264,831	Bezeq The Israeli Telecommunication Corp. Ltd.	2,084,736
63,824	Clal Insurance Enterprises Holdings Ltd.*	1,241,070
10,220	FIBI Holdings Ltd.	288,089
40,999	First International Bank Of Israel Ltd.	924,983
193,341	Harel Insurance Investments & Financial Services Ltd.	1,597,002
185,182	Israel Chemicals Ltd.	779,463
450,949	Israel Discount Bank Ltd. Class A*	1,348,953
43,100	Ituran Location and Control Ltd.	1,504,190
23,753	Kerur Holdings Ltd.	741,163
20,804	Menora Mivtachim Holdings Ltd.	302,033
1,392,284	Migdal Insurance & Financial Holding Ltd.	1,670,778
228,776	Phoenix Holdings Ltd. (The)*	1,435,271

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

33,489	Taro Pharmaceutical Industries Ltd.*	$3,405,496
302,100	Teva Pharmaceutical Industries Ltd. ADR	6,165,861

		27,893,642

	Italy - 1.3%
685,671	A2A S.p.A.	1,317,710
48,909	ACEA S.p.A.	944,849
87,361	ASTM S.p.A.	2,369,917
194,636	Enel S.p.A.	1,237,378
317,672	Eni S.p.A.	5,718,798
320,116	Mediobanca S.p.A.	3,893,207
106,168	Societa Cattolica di Assicurazioni S.c.r.l.	1,322,083
380,401	Sogefi S.p.A.*	1,901,101
996,704	Telecom Italia S.p.A.*	896,904
87,696	UniCredit S.p.A.*	1,933,485
663,615	UnipolSai Assicurazioni S.p.A.	1,715,753
57,888	Vittoria Assicurazioni S.p.A.	935,758

		24,186,943

	Japan - 15.4%
43,200	ABC-Mart, Inc.	2,811,077
3,300	Achilles Corp.	70,199
21,500	Adastria Co., Ltd.	459,363
56,500	ADEKA Corp.	1,003,220
19,400	Aica Kogyo Co., Ltd.	751,899
5,800	Aichi Bank Ltd.	296,568
1,300	Aichi Steel Corp.	53,501
15,800	Ajis Co., Ltd.	445,966
3,000	Akita Bank Ltd.	84,966
3,400	Amiyaki Tei Co., Ltd.	164,129
34,800	Aozora Bank Ltd.	1,413,484
34,500	Arakawa Chemical Industries Ltd.	707,432
2,200	Arcland Sakamoto Co., Ltd.	37,957
3,300	Asahi Broadcasting Corp.	26,975
30,200	Asahi Holdings, Inc.	599,588
1,032,000	Astellas Pharma, Inc.	13,572,047
1,900	Atsugi Co., Ltd.	21,782
172,000	Awa Bank Ltd.	1,096,774
1,500	Bando Chemical Industries Ltd.	17,793
44,900	Bank of Kyoto Ltd.	2,529,827
42,900	BML, Inc.	1,157,109
132,400	Bridgestone Corp.	6,461,916
300	C Uyemura & Co., Ltd.	23,622
28,300	Canon Electronics, Inc.	737,262
1,000	Central Automotive Products Ltd.	16,042
59,300	Central Japan Railway Co.	11,264,659
229,000	Chiba Bank Ltd.	1,993,603
11,000	Chugoku Marine Paints Ltd.	95,925
2,200	Cleanup Corp.	17,553
337,400	COOKPAD, Inc.*	1,974,758
3,100	Corona Corp.	39,187
409,200	Daicel Corp.	4,975,898
7,000	Daiichi Jitsugyo Co., Ltd.	213,332
125,300	Daikyonishikawa Corp.	2,046,990
1,800	Dainichi Co., Ltd.	14,070
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,321,980
79,000	Daiwa House Industry Co., Ltd.	3,129,076
5,300	Daiwa Industries Ltd.	63,621
263,000	Daiwa Securities Group, Inc.	1,893,214
25,600	DIC Corp.	1,013,032
6,000	Eidai Co., Ltd.	31,741
57,300	Financial Products Group Co., Ltd.	875,804
23,900	First Bank of Toyama Ltd.	112,166
53,700	FJ Next Co., Ltd.	472,738
2,400	Fuji Kosan Co., Ltd.	14,685
9,000	Fujibo Holdings, Inc.	335,131
47,500	FUJIFILM Holdings Corp.	1,830,979

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

8,400	Fujikura Kasei Co., Ltd.	$53,817
7,200	Fujimori Kogyo Co., Ltd.	258,848
1,600	Fujishoji Co., Ltd.	18,377
2,800	Fujitsu Frontech Ltd.	47,829
1,100	FuKoKu Co., Ltd.	11,077
14,200	G-Tekt Corp.	289,881
2,400	Gendai Agency, Inc.	12,421
31,800	Geo Holdings Corp.	647,527
770,400	GungHo Online Entertainment, Inc.	2,221,488
117,000	Gunma Bank Ltd.	708,029
237,400	Hachijuni Bank Ltd.	1,411,621
5,800	Hagihara Industries, Inc.	107,773
5,400	Hakudo Co., Ltd.	125,240
37,600	Hamakyorex Co., Ltd.	1,298,452
165,400	Haseko Corp.	2,586,543
158,500	Hazama Ando Corp.	1,304,110
2,800	HI-LEX Corp.	71,661
76,000	Hokuetsu Kishu Paper Co., Ltd.	499,397
10,400	I-O Data Device, Inc.	107,524
28,100	Idemitsu Kosan Co., Ltd.	1,054,834
10,500	Imasen Electric Industrial	126,155
24,200	Inaba Denki Sangyo Co., Ltd.	1,141,924
419,000	Inpex Corp.	5,464,401
173,600	ITOCHU Corp.	3,415,872
1,400	Iwatsu Electric Co., Ltd.	10,825
280,900	Iyo Bank Ltd.	2,319,228
16,800	Jafco Co., Ltd.	956,135
3,900	Japan Foundation Engineering Co., Ltd.	14,523
104,800	Japan Petroleum Exploration Co., Ltd.	2,898,200
401,300	Japan Post Bank Co., Ltd.	5,431,646
168,600	JXTG Holdings, Inc.	1,122,471
14,100	Kaga Electronics Co., Ltd.	388,737
317,000	Kajima Corp.	3,147,203
50,900	Kaken Pharmaceutical Co., Ltd.	2,667,192
6,200	Kanamoto Co., Ltd.	191,739
38,400	Kanematsu Electronics Ltd.	1,136,691
506,800	KDDI Corp.	12,861,716
48,900	Keihin Corp.	1,019,484
81,000	Kinden Corp.	1,355,648
40,400	Kitz Corp.	349,634
2,000	Koatsu Gas Kogyo Co., Ltd.	16,895
23,700	Konishi Co., Ltd.	432,707
91,000	Kuraray Co., Ltd.	1,709,279
4,000	Kuriyama Holdings Corp.	99,021
1,900	Kyodo Printing Co., Ltd.	60,321
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	546,218
42,000	Lawson, Inc.	2,848,248
77,000	Maeda Road Construction Co., Ltd.	1,718,856
900	Maezawa Kyuso Industries Co., Ltd.	16,007
151,600	Marubeni Corp.	1,140,176
79,800	Mazda Motor Corp.	1,124,039
2,900	Mie Bank Ltd.	64,335
54,400	Miraca Holdings, Inc.	2,484,840
3,100	Mitani Corp.	149,647
1,300	Mitani Sekisan Co., Ltd.	30,343
157,300	Mitsubishi Chemical Holdings Corp.	1,715,560
55,000	Mitsubishi Corp.	1,541,395
69,700	Mitsubishi Gas Chemical Co., Inc.	1,975,702
1,800	Mitsubishi Research Institute, Inc.	61,089
216,300	Mitsubishi UFJ Financial Group, Inc.	1,635,524
14,000	Mitsuboshi Belting Ltd.	187,326
101,100	Mitsui & Co., Ltd.	1,778,802
36,600	Mitsui Chemicals, Inc.	1,153,994
4,200	Mitsui Sugar Co., Ltd.	178,981
67,400	Mixi, Inc.	2,976,122
3,900	Murakami Corp.	123,605

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

2,600	Natoco Co., Ltd.	$37,868
393,600	NHK Spring Co., Ltd.	4,386,897
4,000	Nichireki Co., Ltd.	48,125
10,868	Nichirin Co., Ltd.	296,330
33,000	Nippo Corp.	758,913
6,000	Nippon Hume Corp.	45,514
2,900	Nippon Road Co., Ltd.	160,257
215,700	Nippon Telegraph & Telephone Corp.	10,328,726
46,600	Nishio Rent All Co., Ltd.	1,510,037
11,600	Nittetsu Mining Co., Ltd.	835,604
29,400	Nitto Denko Corp.	2,701,270
19,000	Nitto Seiko Co., Ltd.	112,866
83,700	NOF Corp.	2,252,818
580,400	Nomura Holdings, Inc.	3,789,112
80,300	Nomura Real Estate Holdings, Inc.	1,923,797
485,000	NTT DOCOMO, Inc.	12,050,994
191,000	Obayashi Corp.	2,306,048
129,000	Oji Holdings Corp.	886,315
3,500	Okinawa Cellular Telephone Co.	135,421
103,000	Okura Industrial Co., Ltd.	627,081
15,200	Osaka Organic Chemical Industry Ltd.	239,714
2,800	Pack Corp.	96,579
36,000	Piolax, Inc.	1,080,001
46,700	Press Kogyo Co., Ltd.	297,165
48,400	San-In Godo Bank Ltd.	501,740
2,000	Sanko Metal Industrial Co., Ltd.	78,143
13,700	Sansei Technologies, Inc.	176,128
29,200	Sekisui Jushi Corp.	666,551
845,900	Seven Bank Ltd.	3,126,492
19,100	Shikoku Chemicals Corp.	318,509
70,600	Shinnihon Corp.	668,063
132,200	Shinsei Bank Ltd.	2,311,455
178,000	Shizuoka Bank Ltd.	1,903,451
49,700	Showa Corp.	625,165
81,600	Sinko Industries Ltd.	1,589,962
9,400	Sintokogio Ltd.	121,009
3,600	SNT Corp.	27,297
25,500	Sodick Co., Ltd.	356,466
40,100	Sony Corp.	1,923,239
4,200	St Marc Holdings Co., Ltd.	119,145
37,700	Studio Alice Co., Ltd.	970,386
95,200	Subaru Corp.	3,170,969
80,900	Sumitomo Corp.	1,398,810
231,400	Sumitomo Dainippon Pharma Co., Ltd.	3,415,986
5,200	Sumitomo Densetsu Co., Ltd.	109,613
40,900	Sumitomo Mitsui Financial Group, Inc.	1,841,971
73,000	Sumitomo Osaka Cement Co., Ltd.	343,667
110,900	Sumitomo Rubber Industries Ltd.	2,160,098
33,600	Sumitomo Seika Chemicals Co., Ltd.	1,753,959
3,000	Suncall Corp.	20,765
68,900	Suzuki Motor Corp.	3,957,274
1,200	T&K Toka Co., Ltd.	16,132
22,700	Tachi-S Co., Ltd.	413,657
34,800	Taiheiyo Cement Corp.	1,476,879
41,900	Taisei Corp.	2,138,600
6,800	Takara Standard Co., Ltd.	112,557
73,400	Takasago Thermal Engineering Co., Ltd.	1,389,703
31,500	Takeuchi Manufacturing Co., Ltd.	819,828
55,000	Teijin Ltd.	1,219,436
169,300	Toagosei Co., Ltd.	2,191,095
3,600	Tokai Corp.	87,778
86,800	TOKAI Holdings Corp.	838,287
113,800	Tokyo Steel Manufacturing Co., Ltd.	1,009,779
4,400	Tokyo Tekko Co., Ltd.	79,596
235,000	Toshiba TEC Corp.	1,428,272
200,200	Tosoh Corp.	4,609,061

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

36,100	Towa Bank Ltd.	$499,337
139,000	Toyo Ink SC Holdings Co., Ltd.	846,535
9,300	Toyo Machinery & Metal Co., Ltd.	94,522
165,000	Toyota Boshoku Corp.	3,541,000
31,800	TPR Co., Ltd.	1,023,160
75,800	TS Tech Co., Ltd.	3,248,533
218,000	Tsubakimoto Chain Co.	1,840,899
94,700	Ube Industries Ltd.	2,828,742
102,900	Unipres Corp.	2,742,013
3,100	Utoc Corp.	14,070
92,000	Wakita & Co., Ltd.	1,141,127
12,900	Yahagi Construction Co., Ltd.	108,836
129,000	Yamanashi Chuo Bank Ltd.	547,790
28,600	Yamato Kogyo Co., Ltd.	819,442
22,900	Yamazen Corp.	279,081
3,000	Yodogawa Steel Works Ltd.	93,039
7,000	Yuasa Trading Co., Ltd.	250,580
41,200	Zenkoku Hosho Co., Ltd.	1,931,266
130,400	Zeon Corp.	1,968,001

		275,127,943

	Luxembourg - 0.2%
32,692	RTL Group S.A.*	2,771,856

	Malaysia - 0.7%
48,400	AFFIN Holdings Bhd(1)(2)(3)	31,416
441,800	AMMB Holdings Bhd	546,335
125,900	British American Tobacco Malaysia Bhd	1,104,037
1,335,500	Genting Bhd	3,299,561
35,200	Lingkaran Trans Kota Holdings Bhd	51,837
91,700	Padini Holdings Bhd	119,749
2,722,400	Petronas Chemicals Group Bhd	5,674,706
2,030,600	Sime Darby Bhd	1,591,856
513,900	Westports Holdings Bhd	461,459

		12,880,956

	Mexico - 0.6%
478,400	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR	3,741,088
1,303,700	Gentera S.A.B. de C.V.	1,183,097
315,200	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,605,150
588,700	Grupo Financiero Banorte S.A.B. de C.V. Series O	3,770,362
764,300	Grupo Financiero Inbursa S.A.B. de C.V.	1,352,286
50	Urbi Desarrollos Urbanos S.A.B. de C.V.*	18

		11,652,001

	Monaco - 0.1%
223,800	Costamare, Inc.	1,459,176

	Netherlands - 1.2%
18,625	Aegon N.V.	127,274
100,345	BinckBank N.V.	543,183
39,315	Euronext N.V.(4)	2,663,380
31,528	Gemalto N.V.	1,948,176
127,365	Koninklijke Ahold Delhaize N.V.	2,845,332
59,577	NN Group N.V.	2,809,936
489,177	PostNL N.V.	2,438,899
173,008	Royal Dutch Shell plc Class A	6,072,272
34,107	Royal Dutch Shell plc Class B	1,209,860

		20,658,312

	New Zealand - 0.2%
380,823	SKY Network Television Ltd.	816,685
1,057,697	Trade Me Group Ltd.	3,504,956

		4,321,641

	Norway - 1.5%
199,150	Austevoll Seafood ASA	1,564,588
819,228	Leroy Seafood Group ASA	4,172,017

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

257,801	Marine Harvest ASA*	$4,464,017
104,654	Salmar ASA	2,845,494
100,425	SpareBank 1 Nord Norge	847,401
454,956	Telenor ASA	10,636,714
94,740	TGS Nopec Geophysical Co. ASA	2,380,099

		26,910,330

	Philippines - 0.2%
9,375,100	DMCI Holdings, Inc.	2,631,607
474,850	Metropolitan Bank & Trust Co.	920,440

		3,552,047

	Poland - 0.4%
41,373	Enea S.A.	135,915
47,731	Grupa Lotos S.A.	845,792
26,593	KGHM Polska Miedz S.A.	872,758
66,575	Polski Koncern Naftowy Orlen S.A.	2,159,345
1,333,003	Polskie Gornictwo Naftowe i Gazownictwo S.A.	2,613,888

		6,627,698

	Russia - 1.2%
591,449	Gazprom PJSC ADR	2,977,803
67,918	Globaltrans Investment plc GDR	730,798
46,127	Lukoil PJSC ADR	3,046,757
53,750	MMC Norilsk Nickel PJSC ADR	1,107,787
281,000	Mobile TeleSystems PJSC ADR	3,411,340
19,658	Novatek OJSC GDR	2,616,480
193,509	RusHydro PJSC ADR	239,041
59,346	Severstal PAO GDR,	974,461
630,174	Surgutneftegas OJSC ADR	3,210,305
48,921	Tatneft PJSC ADR	2,967,124

		21,281,896

	Singapore - 1.3%
14,100	Boustead Projects Ltd.	9,459
1,080,200	CapitaLand Ltd.	3,153,815
291,700	CapitaLand Retail China Trust REIT	375,799
19,400	China Yuchai International Ltd.	514,100
595,300	ComfortDelGro Corp. Ltd.	951,869
299,100	First Resources Ltd.	432,526
2,342,000	IGG, Inc.	2,597,750
18,400	Jardine Cycle & Carriage Ltd.	559,059
747,400	M1 Ltd.	1,054,040
639,300	Mapletree Greater China Commercial Trust REIT	614,055
734,200	Mapletree Industrial Trust REIT	1,186,541
446,700	Singapore Exchange Ltd.	2,787,780
2,580,300	Singapore Telecommunications Ltd.	6,970,694
329,187	UMS Holdings Ltd.	267,385
49,000	UOL Group Ltd.	340,743
245,300	Wing Tai Holdings Ltd.	452,528
386,400	Yanlord Land Group Ltd.	544,935

		22,813,078

	South Africa - 1.7%
97,576	AECI Ltd.	848,397
16,191	Assore Ltd.	429,437
97,493	Barclays Africa Group Ltd.	1,481,611
44,557	Exxaro Resources Ltd.	538,276
321,500	Harmony Gold Mining Co., Ltd. ADR	569,055
386,356	Impala Platinum Holdings Ltd.*	1,186,725
502,137	Investec plc	3,901,223
88,179	Kumba Iron Ore Ltd.	2,667,013
1,048,541	MMI Holdings Ltd.	2,006,578
146,596	Mondi plc	3,907,239
78,276	Reunert Ltd.	493,262
565,125	RMB Holdings Ltd.	3,760,648
224,627	Sanlam Ltd.	1,672,283
65,969	Tiger Brands Ltd.	2,567,201

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

303,896	Truworths International Ltd.	$2,514,028
189,566	Vodacom Group Ltd.	2,619,294

		31,162,270

	South Korea - 4.3%
1,880	CJ O Shopping Co., Ltd.*	395,595
6,291	Com2uSCorp	858,114
240	Dongil Industries Co., Ltd.	17,980
3,654	GS Home Shopping, Inc.	759,266
39,205	Hana Financial Group, Inc.	1,910,456
78,255	Hankook Tire Co., Ltd.	3,919,303
47,622	Hanwha Chemical Corp.*	1,569,133
146,762	Hanwha Life Insurance Co., Ltd.	1,031,040
49,627	Huchems Fine Chemical Corp.	1,180,433
23,000	Hyundai Development Co-Engineering & Construction	951,602
20,572	Hyundai Engineering & Construction Co., Ltd.	825,810
7,507	Hyundai Home Shopping Network Corp.	839,268
8,891	Hyundai Mobis Co., Ltd.	2,060,704
2,366	INTOPS Co., Ltd.	23,572
1,950	Kangnam Jevisco Co., Ltd.	65,740
100,416	Kangwon Land, Inc.	3,051,458
53,312	KB Financial Group, Inc.*	3,352,683
56,995	Kortek Corp.	813,947
81,751	KT&G Corp.	8,153,281
94,327	LG Uplus Corp.	1,262,622
11,631	Lotte Chemical Corp.	4,572,385
100	Mi Chang Oil Industrial Co., Ltd.	7,951
67,553	Mirae Asset Life Insurance Co., Ltd.	341,608
1,739	POSCO	620,277
48,274	PSK, Inc.	1,105,093
3,792	Samsung Electronics Co., Ltd.	8,863,148
3,887	Samsung Electronics Co., Ltd. GDR	4,614,767
520	Sebang Co., Ltd.	6,623
79,998	SFA Engineering Corp.	2,893,965
46,028	Shinhan Financial Group Co., Ltd.	2,285,103
74,955	SIMMTECH Co., Ltd.	694,099
1,446	SK Holdings Co., Ltd.	431,083
27,317	SK Hynix, Inc.	1,875,168
13,540	SK Innovation Co., Ltd.	2,592,811
33,272	SK Telecom Co., Ltd.	8,262,182
24,711	Soulbrain Co., Ltd.	1,411,240
50,252	Toptec Co., Ltd.	1,281,492
42,688	UIL Co., Ltd.	269,036
38,676	Wonik IPS Co., Ltd*	1,191,461
30,815	YeaRimDang Publishing Co., Ltd.*	295,785

		76,657,284

	Spain - 1.1%
100,643	Bolsas y Mercados Espanoles SHMSF S.A.	3,432,817
7,844	Corp. Financiera Alba S.A.	489,788
43,697	Enagas S.A.	1,190,362
5,673	Grupo Catalana Occidente S.A.	265,533
747,481	Mapfre S.A.	2,654,239
122,380	Mediaset Espana Comunicacion S.A.	1,383,964
329,087	Red Electrica Corp. S.A.	6,941,261
207,021	Repsol S.A.	3,896,325

		20,254,289

	Sweden - 1.6%
102,692	Axfood AB	2,064,919
129,905	Betsson AB*	1,054,090
53,511	Bure Equity AB	670,192
101,485	Industrivarden AB Class C	2,703,604
85,416	Investor AB B Shares	4,176,956
130,032	JM AB	2,933,055
59,415	Kinnevik AB Class B	2,167,391
133,452	Mycronic AB	1,507,059

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

162,752	SKF AB Class B	$4,022,722
195,180	Swedish Match AB	7,905,665
26,786	Tethys Oil AB	215,394

		29,421,047

	Switzerland - 4.0%
17,472	Adecco Group AG	1,437,613
14,311	Baloise Holding AG	2,341,313
199,900	Credit Suisse Group AG*	3,866,269
325,430	Ferrexpo plc	1,347,834
8,466	Flughafen Zurich AG	2,156,805
126,216	Nestle S.A.	10,902,781
98,863	Novartis AG	8,923,084
41,522	Roche Holding AG	10,259,010
65,001	Swiss Re AG	6,411,269
20,548	Swisscom AG	11,221,049
589,917	UBS Group AG*	11,974,962

		70,841,989

	Taiwan - 4.7%
10,000	104 Corp.	61,073
425,710	Ardentec Corp.	560,017
82,000	Asustek Computer, Inc.	789,854
2,602,000	AU Optronics Corp.	1,237,598
697,000	Catcher Technology Co., Ltd.	7,973,312
588,000	Cathay Financial Holding Co., Ltd.	1,099,608
126,000	Chaun-Choung Technology Corp.	429,581
490,455	Chicony Electronics Co., Ltd.	1,291,137
561,000	Chin-Poon Industrial Co., Ltd.	1,042,243
626,000	China Motor Corp.	572,107
1,273,000	Chunghwa Telecom Co., Ltd.	4,734,308
97,000	Cleanaway Co., Ltd.	571,021
692,000	Co-Tech Development Corp.*	1,042,955
28,080	CviLux Corp.	29,737
40,000	Draytek Corp.	39,764
179,800	Elite Advanced Laser Corp.	796,152
766,000	Elite Material Co., Ltd.	2,690,129
133,000	Everlight Electronics Co., Ltd.	208,910
548,000	Far EasTone Telecommunications Co., Ltd.	1,428,968
816,000	Formosa Chemicals & Fibre Corp.	3,044,451
727,440	Foxconn Technology Co., Ltd.	2,075,893
874,000	Grand Pacific Petrochemical	860,997
198,000	Grape King Bio Ltd.	1,440,222
397,000	Greatek Electronics, Inc.	770,920
1,804,000	HannStar Display Corp.	659,843
34,000	Holiday Entertainment Co., Ltd.	63,065
185,000	Hu Lane Associate, Inc.	963,256
4,845,000	Innolux Corp.	2,281,812
19,000	KD Holding Corp.	109,845
301,000	King’s Town Bank Co., Ltd.	431,257
45,000	Largan Precision Co., Ltd.	6,167,621
182,000	LCY Chemical Corp.	281,689
2,329,257	Lite-On Technology Corp.	3,423,039
58,500	Lumax International Corp. Ltd.	116,226
11,000	Microlife Corp.	26,570
85,000	New Era Electronics Co., Ltd.	57,719
556,000	Novatek Microelectronics Corp.	2,334,241
526,000	Pegatron Corp.	1,423,104
224,000	Phison Electronics Corp.	2,282,389
40,000	Polytronics Technology Corp.	76,856
264,000	Primax Electronics Ltd.	746,580
910,000	Radiant Opto-Electronics Corp.	2,309,885
3,841	Raydium Semiconductor Corp.	7,868
168,600	Simplo Technology Co., Ltd.*	1,075,981
32,000	Sirtec International Co., Ltd.	43,879
371,000	Syncmold Enterprise Corp.	807,034
1,060,000	Taiwan Cement Corp.	1,368,961

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

111,000	Taiwan Hon Chuan Enterprise Co., Ltd.	$213,997
487,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,256,040
295,600	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,393,636
343,000	Thinking Electronic Industrial Co., Ltd.	1,003,956
543,000	Transcend Information, Inc.*	1,569,575
294,000	Tripod Technology Corp.	947,610
94,000	TXC Corp.	132,287
451,000	United Integrated Services Co., Ltd.	917,505

		84,284,283

	Thailand - 1.5%
213,300	Bangkok Bank PCL NVDR	1,408,179
479,200	Glow Energy PCL NVDR	1,304,336
2,182,300	Krung Thai Bank PCL NVDR	1,391,930
1,258,000	PTT Exploration & Production PCL NVDR	4,776,875
234,300	PTT PCL NVDR	3,678,653
1,264,800	Ratchaburi Electricity Generating Holding PCL NVDR	2,210,977
262,600	Siam Cement PCL NVDR	4,122,383
962,100	Siam Commercial Bank PCL NVDR	4,830,633
1,753,700	Thai Beverage PCL	1,229,916
530,600	Thai Oil PCL NVDR	1,736,478
6,023,300	TMB Bank PCL NVDR	557,713

		27,248,073

	Turkey - 1.0%
336,191	Aygaz A.S.	1,424,179
1,310,827	Enka Insaat ve Sanayi A.S.	1,968,984
304,614	Eregli Demir ve Celik Fabrikalari T.A.S.	805,380
309,721	Soda Sanayii A.S.	418,832
365,127	TAV Havalimanlari Holding A.S.	2,148,710
140,862	Tekfen Holding A.S.	606,830
197,213	Turk Hava Yollari AO*	864,031
1,054,545	Turkiye Garanti Bankasi A.S.	3,440,025
451,430	Turkiye Halk Bankasi A.S.	1,215,105
942,977	Turkiye Is Bankasi A.S.	2,014,911
1,982,685	Turkiye Sinai Kalkinma Bankasi A.S.	855,015
413,277	Turkiye Vakiflar Bankasi TAO	825,216
1,570,666	Yapi ve Kredi Bankasi A.S.*	1,943,615

		18,530,833

	United Kingdom - 14.4%
508,205	Acacia Mining plc	1,341,757
451,871	Anglo American plc	10,971,940
121,454	Antofagasta plc	1,607,446
391,874	Ashmore Group plc	2,392,108
502,272	Babcock International Group plc	4,892,375
3,123,702	Barclays plc	8,883,528
231,469	Barratt Developments plc	1,922,768
274,315	Beazley plc	2,072,094
84,585	Berkeley Group Holdings plc	4,762,633
259,078	Brewin Dolphin Holdings plc	1,373,679
183,906	British American Tobacco plc	12,569,362
1,362,152	BT Group plc	4,976,692
151,253	Burberry Group plc	3,392,083
329,320	Cairn Energy plc*	968,933
146,348	Capita plc	378,799
1,816,067	Centrica plc	3,441,064
205,056	Close Brothers Group plc	4,584,825
271,571	Crest Nicholson Holdings plc	1,949,157
66,340	Daily Mail & General Trust plc	600,479
1,035,193	Debenhams plc	440,945
26,497	Dialog Semiconductor plc*	807,834
47,699	Dignity plc	553,251
140,434	Dunelm Group plc	1,276,129
35,725	Galliford Try plc	553,907
619,715	GlaxoSmithKline plc	11,535,423
107,001	Greene King plc	793,050

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

213,767	Halfords Group plc	$1,031,958
1,059,456	Hansteen Holdings plc REIT*	2,136,061
269,718	Hikma Pharmaceuticals plc	3,709,172
938,242	HSBC Holdings plc	10,016,275
310,676	IG Group Holdings plc	3,411,185
296,957	IMI plc	5,603,519
295,454	Imperial Brands plc	12,158,946
355,721	Inchcape plc	3,662,633
636,943	Indivior plc*	3,638,978
920,320	ITV plc	2,182,216
375,843	Jupiter Fund Management plc	3,157,456
2,977,649	Legal & General Group plc	11,438,299
3,620,119	Lloyds Banking Group plc	3,576,670
534,315	Marks & Spencer Group plc	2,284,884
659,770	Meggitt plc	4,346,343
24,974	Millennium & Copthorne Hotels plc	189,914
384,746	Moneysupermarket.com Group plc	1,850,115
83,454	Next plc	6,025,865
873,873	Ophir Energy plc*	687,386
70,344	Persimmon plc	2,498,945
588,458	QinetiQ Group plc	1,720,339
95,207	Redrow plc	809,726
447,076	Restaurant Group plc	1,611,073
91,512	Rio Tinto Ltd.	5,634,231
159,249	Rio Tinto plc	8,864,277
2,346,115	Royal Bank of Scotland Group plc*	9,596,580
340,815	Royal Mail plc	2,270,730
463,980	Smiths Group plc	10,536,997
288,231	Soco International plc	472,359
7,930	Staffline Group plc	117,098
663,972	Standard Chartered plc*	7,725,470
272,787	Subsea 7 S.A.	4,248,972
510,099	Taylor Wimpey plc	1,380,447
48,905	Ultra Electronics Holdings plc	1,057,995
163,666	Unilever N.V.	9,447,149
91,576	Unilever plc	5,182,861
66,643	Victrex plc	2,417,943
541,092	William Hill plc	2,381,635
566,410	WPP plc	10,257,675

		258,382,638

	United States - 0.5%
299,100	Alacer Gold Corp.*	520,385
393,300	Argonaut Gold, Inc.*	818,576
95,276	Shire plc	4,451,504
195,300	Tahoe Resources, Inc.	862,178
107,300	Valeant Pharmaceuticals International, Inc.*	1,987,231

		8,639,874

	Total Common Stocks (cost $1,435,665,388)	$1,596,414,485

Preferred Stocks - 0.3%
	Brazil - 0.1%
803,800	AES Tiete Energia S.A., 12.66%	635,774
198,000	Banco do Estado do Rio Grande do Sul S.A. Class B, 5.28%	1,037,853
149,900	Cia de Saneamento do Parana, 5.51%	499,197

		2,172,824

	Germany - 0.2%
97	KSB AG*	59,399
161,919	Schaeffler AG, 3.12%	3,222,211
3,582	STO SE & Co. KGaA, 2.59%	569,245

		3,850,855

	Total Preferred Stocks (cost $5,071,499)	$6,023,679

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Rights - 0.0%
	Italy - 0.0%
87,696	UniCredit S.p.A. Rights Expires 2/21/18*		$435

	Total Rights (cost $—)		$435

Closed End Funds - 0.2%
	Other Investment Pools & Funds - 0.2%
45,542	BB Biotech AG		3,457,757

	Total Closed Funds (cost $2,998,254)		$3,457,757

	Total Long-Term Investments (cost $1,443,735,141)		$1,605,896,356

Short-Term Investments - 9.0%
	Other Investment Pools & Funds - 4.5%
80,373,202	Morgan Stanley Treasury Securities Portfolio, Institutional Class, 1.17%(5)		80,373,202

	U.S. Treasury - 4.5%
46,000,000	0.01%, 02/01/2018(6)		46,000,000
35,152,000	1.24%, 02/08/2018(6)		35,143,555

			81,143,555

	Total Short-Term Investments (cost $161,516,757)		$161,516,757

	Total Investments (cost $1,605,251,898)	98.6%	$1,767,413,113
	Other Assets & Liabilities	1.4%	24,800,909

	Total Net Assets	100.0%	$1,792,214,022

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)	This security has been identified as illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time. The identification of illiquid securities is unaudited. At January 31, 2018, the aggregate value of these securities was $43,622, which represented 0.0% of total net assets.
(3)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At January 31, 2018, the aggregate fair value of these securities was $43,622, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(4)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $20,955,885, which represented 1.2% of total net assets.
(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
EAFE (mini MSCI) Index Future	1,358	03/16/2018	$145,679,450	$4,125,979

Total futures contracts				$4,125,979

	Foreign Currency Contracts Outstanding at January 31, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation

5,442,048	USD	3,941,100	GBP	CBK	02/28/18	$—	$(159,475)
2,513,300	USD	9,510,200	TRY	SSG	02/28/18	2,655	—
2,280,369	USD	8,793,100	TRY	CBK	02/28/18	—	(40,967)
8,641,187	USD	33,450,900	TRY	MSC	02/28/18	—	(189,684)

Total						$2,655	$(390,126)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
MSC	Morgan Stanley
SSG	State Street Global Markets LLC

Currency Abbreviations:
CHF	Swiss Franc
GBP	British Pound
TRY	Turkish Lira
USD	United States Dollar

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$67,718,754	$710,226	$67,008,528	$—
Austria	8,688,146	302,101	8,386,045	—
Belgium	7,814,520	1,015,724	6,798,796	—
Brazil	22,486,634	22,486,634	—	—
Cambodia	138,604	—	138,604	—
Canada	71,306,128	71,306,128	—	—
Chile	8,879,897	5,702,680	3,177,217	—
China	68,513,692	9,498,999	59,014,693	—
Denmark	13,801,346	—	13,801,346	—
Egypt	890,037	—	890,037	—
Finland	12,065,681	240,744	11,824,937	—
France	84,407,005	1,473,635	82,933,370	—
Gabon	126,455	126,455	—	—
Georgia	688,599	—	688,599	—
Germany	38,000,269	—	38,000,269	—
Greece	1,591,560	1,591,560	—	—
Hong Kong	64,915,675	8,582,147	56,321,322	12,206
Hungary	5,384,658	5,384,658	—	—
India	8,346,598	8,346,598	—	—
Indonesia	16,827,957	10,898,611	5,929,346	—
Ireland	3,168,095	3,168,095	—	—
Isle of Man	3,094,076	—	3,094,076	—
Israel	27,893,642	11,816,710	16,076,932	—
Italy	24,186,943	5,572,607	18,614,336	—
Japan	275,127,943	4,805,280	270,322,663	—
Luxembourg	2,771,856	—	2,771,856	—
Malaysia	12,880,956	5,582,978	7,266,562	31,416
Mexico	11,652,001	11,652,001	—	—
Monaco	1,459,176	1,459,176	—	—
Netherlands	20,658,312	2,491,359	18,166,953	—
New Zealand	4,321,641	4,321,641	—	—
Norway	26,910,330	—	26,910,330	—
Philippines	3,552,047	2,631,607	920,440	—
Poland	6,627,698	2,749,803	3,877,895	—
Russia	21,281,896	9,151,744	12,130,152	—
Singapore	22,813,078	4,206,522	18,606,556	—
South Africa	31,162,270	9,966,234	21,196,036	—
South Korea	76,657,284	16,660,141	59,997,143	—
Spain	20,254,289	265,533	19,988,756	—
Sweden	29,421,047	1,054,090	28,366,957	—
Switzerland	70,841,989	1,347,834	69,494,155	—
Taiwan	84,284,283	17,352,072	66,932,211	—
Thailand	27,248,073	7,039,420	20,208,653	—
Turkey	18,530,833	1,273,847	17,256,986	—
United Kingdom	258,382,638	31,215,134	227,167,504	—
United States	8,639,874	4,188,370	4,451,504	—
Preferred Stocks	6,023,679	2,742,069	3,281,610	—
Rights	435	435	—	—
Closed End Funds	3,457,757	—	3,457,757	—
Short-Term Investments	161,516,757	80,373,202	81,143,555	—
Foreign Currency Contracts(2)	2,655	—	2,655	—
Futures Contracts(2)	4,125,979	4,125,979	—	—

Total	$1,771,541,747	$394,880,783	$1,376,617,342	$43,622

Liabilities
Foreign Currency Contracts(2)	$(390,126)	$—	$(390,126)	$—

Total	$(390,126)	$—	$(390,126)	$—

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

(1)	For the period ended January 31, 2018, investments valued at $37,967,907 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $70,925,312 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and investment valued at $29,268 were transferred from Level 1 to Level 3 due to the unavailability of active market pricing.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2018 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Schroders International Stock Fund
Schedule of Investments January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Australia - 3.3%
148,820	BHP Billiton plc	$3,314,255
466,502	Brambles Ltd.	3,709,941

		7,024,196

	Canada - 3.6%
62,388	Nutrien Ltd.*	3,263,957
70,386	Toronto-Dominion Bank	4,281,529

		7,545,486

	China - 3.6%
18,501	Alibaba Group Holding Ltd. ADR*	3,779,569
62,600	Tencent Holdings Ltd.	3,698,874

		7,478,443

	France - 9.0%
49,815	Cie de Saint-Gobain	2,893,491
27,424	Essilor International Cie Generale d’Optique S.A.	3,893,239
13,459	LVMH Moet Hennessy Louis Vuitton SE	4,216,046
42,799	Schneider Electric SE*	4,010,150
134,944	Vivendi S.A.	3,953,796

		18,966,722

	Germany - 17.0%
10,131	adidas AG	2,354,192
35,586	BASF SE	4,173,444
38,727	Bayer AG	5,074,682
40,789	Bayerische Motoren Werke AG	4,659,210
14,190	Continental AG	4,262,787
170,241	Deutsche Telekom AG	2,986,032
37,077	GEA Group AG	1,844,104
102,495	Infineon Technologies AG	2,984,263
17,379	Linde AG*	4,242,017
26,918	SAP SE	3,045,516

		35,626,247

	Hong Kong - 3.6%
578,600	AIA Group Ltd.	4,942,111
65,728	Jardine Strategic Holdings Ltd.	2,615,975

		7,558,086

	India - 1.4%
87,074	HDFC Bank Ltd.	2,837,610

	Indonesia - 0.6%
734,500	Bank Central Asia Tbk PT	1,247,019

	Italy - 1.8%
980,051	Intesa Sanpaolo S.p.A.	3,850,754

	Japan - 17.8%
71,400	Bridgestone Corp.	3,484,750
108,400	KDDI Corp.	2,751,006
5,200	Keyence Corp.	3,177,758
172,700	Kubota Corp.	3,529,560
10,300	Nintendo Co., Ltd.	4,665,021
163,700	ORIX Corp.	3,066,375
137,500	Recruit Holdings Co., Ltd.	3,357,865
204,100	Sekisui Chemical Co., Ltd.	3,902,477
54,800	Shiseido Co., Ltd.	2,814,370
6,800	SMC Corp.	3,351,268
71,500	Sumitomo Mitsui Financial Group, Inc.	3,220,071

		37,320,521

	Luxembourg - 1.1%
130,345	Tenaris S.A.	2,276,817

Hartford Schroders International Stock Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

	Netherlands - 2.9%
171,468	Royal Dutch Shell plc Class A	$6,021,440

	Norway - 3.2%
198,662	DNB ASA	4,037,854
360,265	Norsk Hydro ASA	2,623,213

		6,661,067

	Singapore - 1.9%
400,000	Oversea-Chinese Banking Corp. Ltd.	3,932,731

	Spain - 1.5%
341,779	Banco Bilbao Vizcaya Argentaria S.A.	3,207,441

	Sweden - 2.3%
177,395	Elekta AB Class B	1,694,645
130,523	SKF AB Class B	3,226,121

		4,920,766

	Switzerland - 7.1%
13,804	Lonza Group AG	3,835,255
82,703	Nestle S.A.	7,144,044
197,604	UBS Group AG*	4,011,243

		14,990,542

	Taiwan - 1.6%
394,000	Taiwan Semiconductor Manufacturing Co., Ltd.	3,443,285

	United Kingdom - 10.5%
612,510	Aviva plc	4,468,517
117,613	Burberry Group plc	2,637,654
145,893	Diageo plc	5,251,032
49,393	Reckitt Benckiser Group plc	4,769,884
1,541,026	Vodafone Group plc	4,912,534

		22,039,621

	United States - 2.8%
1,720	Priceline Group, Inc.*	3,288,726
573,000	Samsonite International S.A.	2,483,136

		5,771,862

	Total Common Stocks (cost $148,928,778)	$202,720,656

Preferred Stocks - 1.1%
	Brazil - 1.1%
140,200	Telefonica Brasil S.A.*	2,369,670

	Total Preferred Stocks (cost $1,737,107)	$2,369,670

	Total Long-Term Investments (cost $150,665,885)	$205,090,326

Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 2.1%
4,490,029	Morgan Stanley Treasury Securities Portfolio, Institutional Class, 1.17%(1)	4,490,029

	Total Short-Term Investments (cost $4,490,029)	$4,490,029

Hartford Schroders International Stock Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Total Investments (cost $155,155,914)	99.8%	$209,580,355
Other Assets and Liabilities	0.2%	395,475

Total Net Assets	100.0%	$209,975,830

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Schroders International Stock Fund
Schedule of Investments – (continued) January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$7,024,196	$—	$7,024,196	$—
Canada	7,545,486	7,545,486	—	—
China	7,478,443	3,779,569	3,698,874	—
France	18,966,722	—	18,966,722	—
Germany	35,626,247	4,242,017	31,384,230	—
Hong Kong	7,558,086	2,615,975	4,942,111	—
India	2,837,610	—	2,837,610	—
Indonesia	1,247,019	—	1,247,019	—
Italy	3,850,754	—	3,850,754	—
Japan	37,320,521	—	37,320,521	—
Luxembourg	2,276,817	—	2,276,817	—
Netherlands	6,021,440	—	6,021,440	—
Norway	6,661,067	—	6,661,067	—
Singapore	3,932,731	—	3,932,731	—
Spain	3,207,441	—	3,207,441	—
Sweden	4,920,766	—	4,920,766	—
Switzerland	14,990,542	—	14,990,542	—
Taiwan	3,443,285	—	3,443,285	—
United Kingdom	22,039,621	—	22,039,621	—
United States	5,771,862	5,771,862	—	—
Preferred Stocks	2,369,670	2,369,670	—	—
Short-Term Investments	4,490,029	4,490,029	—	—

Total	$209,580,355	$30,814,608	$178,765,747	$—

(1)	For the period ended January 31, 2018, there were no transfers from Level 1 to Level 2, investments valued at $5,438,475 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments

January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 4.7%
	Asset-Backed - Finance & Insurance - 2.4%
$ 641,792	TAL Advantage V LLC 3.51%, 02/22/2039(1)	$639,150
	Towd Point Mortgage Trust
2,258,765	2.75%, 10/25/2056(1)(2)	2,243,966
565,923	2.75%, 04/25/2057(1)(2)	562,238
631,625	2.75%, 06/25/2057(1)(2)	624,481
1,860,126	2.75%, 10/25/2057(1)(2)	1,842,670
		5,912,505
	Whole Loan Collateral CMO - 2.3%
2,072,117	Flagstar Mortgage Trust 3.50%, 10/25/2047(1)(2)	2,083,043
	JP Morgan Mortgage Trust
1,569,092	3.50%, 01/25/2047(1)(2)	1,584,230
1,959,194	3.50%, 08/25/2047(1)(2)	1,977,484
		5,644,757
	Total Asset & Commercial Mortgage Backed Securities (cost $11,806,206)	$11,557,262
Corporate Bonds - 5.5%
	Agriculture - 0.2%
	Reynolds American, Inc.
182,000	5.70%, 08/15/2035	214,096
256,000	5.85%, 08/15/2045	311,853
		525,949
	Auto Manufacturers - 0.5%
1,216,000	Ford Motor Credit Co. LLC 4.39%, 01/08/2026	1,241,954
	Commercial Banks - 1.8%
580,000	Bank of America NA 6.00%, 10/15/2036	738,305
1,183,000	Barclays plc 4.38%, 01/12/2026	1,213,140
	Citigroup, Inc.
8,000	6.88%, 06/01/2025	9,530
1,430,000	8.13%, 07/15/2039	2,261,589
		4,222,564
	Food - 0.2%
398,000	Kraft Heinz Foods Co. 5.20%, 07/15/2045	430,229
	Insurance - 0.4%
730,000	Aflac, Inc. 6.45%, 08/15/2040	955,652
	Oil & Gas - 1.2%
990,000	Marathon Petroleum Corp. 4.75%, 09/15/2044	1,048,827
1,845,000	Noble Energy, Inc. 3.90%, 11/15/2024	1,886,098
		2,934,925
	Pipelines - 1.2%
791,000	Energy Transfer L.P. 5.20%, 02/01/2022	841,628
900,000	Enterprise Products Operating LLC 5.10%, 02/15/2045	1,026,972
997,000	Kinder Morgan Energy Partners L.P. 5.80%, 03/15/2035	1,120,809
		2,989,409
	Total Corporate Bonds (cost $11,045,534)	$13,300,682

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Municipal Bonds - 88.4%
	Alabama - 0.2%
$ 580,000	Alabama Housing Finance Auth 1.35%, 01/01/2020(2)	$576,039
	Arizona - 1.9%
	City of Phoenix Civic Improvement Corp.
350,000	5.00%, 07/01/2026	416,307
350,000	5.00%, 07/01/2027	419,734
460,000	5.00%, 07/01/2028	548,688
2,360,000	Salt River, AZ, Project Agricultural Improvement & Power Dist 5.00%, 01/01/2039	2,437,290
	Scottsdale, AZ, Municipal Property Corp.
100,000	5.00%, 07/01/2030	119,311
600,000	5.00%, 07/01/2034	734,952
		4,676,282
	California - 14.5%
2,515,000	Bay Area, CA, Toll Auth Bridge Rev 5.00%, 04/01/2043	2,916,847
220,000	California Educational Facs Auth 5.25%, 04/01/2040	293,293
585,000	California Health Facs Financing Auth 5.00%, 11/01/2027	714,765
1,980,000	California Public Finance Auth 1.45%, 12/01/2019(2)	1,979,505
	California State Communities DA Rev
475,000	1.25%, 08/01/2019(2)	474,506
700,000	2.63%, 11/01/2033(2)	709,653
500,000	California State, GO 6.00%, 11/01/2039	536,035
20,000	East Side, CA, Union High School Dist GO 5.25%, 02/01/2024	23,743
	Escondido, CA, Union High School Dist GO
2,000,000	0.00%, 08/01/2041(3)	766,080
1,500,000	0.00%, 08/01/2046(3)	464,835
50,000	Hacienda La Puente, CA, USD GO 5.00%, 08/01/2019	52,712
400,000	Imperial Irrigation Dist Electric System Rev, CA 5.13%, 11/01/2038	411,147
75,000	Los Angeles, CA, Department of Water & Power 5.00%, 07/01/2039	77,365
	Los Angeles, CA, USD GO
60,000	5.00%, 07/01/2019	63,065
390,000	5.00%, 07/01/2022	421,368
1,000,000	Merced Union High School Dist GO, CA 0.00%, 08/01/2034(3)	557,800
4,675,000	Moreno Valley, CA, USD GO 0.00%, 08/01/2025(3)	3,803,720
2,820,000	Mount San Antonio, CA, Community College Dist 0.00%, 04/01/2022(3)	2,594,682
315,000	Murrieta Valley, CA, USD Public FA GO 0.00%, 09/01/2020(3)	300,226
200,000	North Orange County, CA, Community College Dist GO 0.00%, 08/01/2028(3)	145,858
50,000	Orange, CA, Redevelopment Agency 5.00%, 09/01/2022	56,768
300,000	Rialto, CA, USD GO 0.00%, 08/01/2029(3)	205,218
345,000	Riverside County, CA, Transportation Commission 5.25%, 06/01/2039	405,999
2,580,000	Sacramento, CA, Municipal Utility Dist 5.00%, 08/15/2041	2,912,949
3,000,000	San Diego County, CA, Regional Transportation Commission 1.05%, 04/01/2038(2)	3,000,000
1,075,000	San Diego, CA, Community College Dist GO 5.00%, 08/01/2043	1,217,545

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

	San Diego, CA, USD GO
$ 3,445,000	0.00%, 07/01/2042(3)	$1,387,474
1,290,000	0.00%, 07/01/2043(3)	499,307
1,595,000	San Francisco, CA, Public Utilities Commission Water Rev 5.00%, 11/01/2041	1,756,558
	San Joaquin County, CA, Transportation Auth
140,000	4.00%, 03/01/2019	143,965
315,000	6.00%, 03/01/2036	356,495
100,000	Southern California Metropolitan Water Dist 5.75%, 07/01/2021	107,701
3,710,000	State of California GO 5.00%, 08/01/2046	4,247,950
	University of California
525,000	5.00%, 05/15/2038	594,321
1,000,000	5.25%, 05/15/2039	1,048,986
		35,248,441
	Colorado - 0.2%
420,000	Univ. of Colorado 5.00%, 06/01/2028	513,778
	Connecticut - 3.1%
320,000	Connecticut State Health & Educational Facs Auth 5.00%, 07/01/2040	324,893
3,605,000	Connecticut State Health & Educational Facs. Auth 5.00%, 07/01/2040(2)	4,430,112
290,000	Norwalk, CT, Housing Auth 1.25%, 08/01/2018(2)	289,510
2,420,000	State of Connecticut, Special Tax Rev. 5.00%, 01/01/2021(4)	2,621,199
		7,665,714
	District of Columbia - 0.4%
230,000	District of Columbia Water & Sewer Auth 5.00%, 10/01/2044	255,178
600,000	District of Columbia, GO 5.00%, 06/01/2032	704,670
		959,848
	Florida - 4.5%
3,210,000	Florida State, JEA Electric System Rev 1.09%, 10/01/2036(2)	3,210,000
1,200,000	Highlands County, FL, Health Facs Auth 1.14%, 11/15/2035(2)	1,200,000
1,840,000	Miami-Dade County, FL, Transit System 5.00%, 07/01/2042	2,022,988
1,945,000	Miami-Dade County, FL, Water & Sewer System Rev 5.00%, 10/01/2042	2,167,722
1,120,000	Pinellas County. Housing Finance Auth 1.85%, 01/01/2022(2)	1,116,438
1,200,000	State Board of Administration Finance Corp, FL 2.64%, 07/01/2021	1,195,632
		10,912,780
	Georgia - 3.0%
2,740,000	Burke County, GA, DA Rev 1.85%, 12/01/2049(2)	2,728,739
75,000	Georgia State Road & Tollway Auth 5.00%, 10/01/2021	83,754
420,000	Metropolitan Atlanta, GA, Rapid Transit Auth 5.25%, 07/01/2029	521,321
3,930,000	Northwest Georgia Consolidated Housing Auth 1.70%, 12/01/2020(2)	3,912,236
		7,246,050
	Illinois - 4.6%
	Champaign County. Community Unit School Dist. No 4 Champaign
235,000	5.00%, 01/01/2027	271,465

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

$ 475,000	5.00%, 01/01/2029	$543,989
390,000	Chicago, IL, Metropolitan Water Reclamation Dist GO 5.25%, 12/01/2032	469,423
1,060,000	Chicago, IL, O’Hare International Airport 5.25%, 01/01/2032	1,256,238
1,145,000	Chicago, IL, Transit Auth 5.00%, 06/01/2025	1,307,590
135,000	City of Chicago, IL, GO 5.25%, 01/01/2020	143,065
520,000	Illinois State Finance Auth Rev 5.00%, 11/15/2023	596,549
2,970,000	Illinois State Toll Highway Auth 1.16%, 01/01/2031(2)	2,970,000
	Metropolitan Pier & Exposition Auth, IL
80,000	0.00%, 06/15/2020(3)	74,533
1,445,000	0.00%, 06/15/2046(3)	418,039
5,130,000	0.00%, 06/15/2047(3)	1,412,494
330,000	5.00%, 06/15/2050	347,064
1,350,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	1,494,099
		11,304,548
	Indiana - 0.1%
225,000	Indiana Finance Auth 5.00%, 12/01/2019	238,910
	Iowa - 1.4%
2,840,000	IOWA Finance Authority 5.00%, 08/01/2028	3,447,646
	Louisiana - 0.1%
255,000	Louisiana State Gasoline & Fuels Tax Rev 5.00%, 05/01/2045	273,587
	Massachusetts - 6.3%
3,815,000	Commonwealth of Massachusetts 1.70%, 08/01/2043(2)	3,751,442
	Commonwealth of Massachusetts, GO
155,000	5.25%, 08/01/2022	177,714
250,000	5.25%, 09/01/2024	297,990
	Massachusetts Bay Transportation Auth
190,000	5.25%, 07/01/2030	238,524
45,000	5.25%, 07/01/2031	56,911
	Massachusetts Health & Educational Facs Auth
2,475,000	1.05%, 07/01/2027(2)	2,475,000
165,000	5.50%, 07/01/2032	217,074
3,570,000	Massachusetts Housing Finance Agcy. 1.90%, 02/01/2021(2)	3,563,038
2,170,000	Massachusetts School Building Auth 5.00%, 10/15/2041	2,382,421
2,150,000	Massachusetts Water Res. Auth 1.09%, 08/01/2037(2)	2,150,000
		15,310,114
	Michigan - 0.8%
480,000	Michigan Finance Auth 5.00%, 08/01/2023	549,230
385,000	Michigan Finance Auth 5.00%, 12/01/2022	437,349
	Southgate, MI, Community School Dist GO
255,000	5.00%, 05/01/2024	294,844
350,000	5.00%, 05/01/2025	406,903
320,000	State of Michigan 5.00%, 03/15/2027	379,702
		2,068,028
	Minnesota - 0.7%
1,355,000	Housing & Redev. Auth of The City of State Paul Minnesota 1.25%, 08/01/2020(2)	1,340,650

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

$ 255,000	University of Minnesota 5.00%, 12/01/2019	$270,573
		1,611,223
	Missouri - 0.1%
75,000	Ritenour, MO, Consolidated School Dist GO 5.00%, 03/01/2018	75,218
250,000	Saint Louis County, MO, Reorganized School Dist GO 4.00%, 02/01/2019	250,000
		325,218
	Nevada - 1.1%
1,100,000	Clark County, NV, Department of Aviation 1.12%, 07/01/2040(2)	1,100,000
1,490,000	Nevada Housing Division 1.20%, 02/01/2019(2)	1,485,023
		2,585,023
	New Jersey - 2.6%
1,430,000	Garden State, NJ, Preservation Trust 5.75%, 11/01/2028	1,706,991
485,000	New Jersey Housing & Mortgage Finance Agcy. 1.35%, 02/01/2020(2)	482,216
	New Jersey St Econ Dev Auth Re Njsdev
285,000	5.00%, 06/15/2027	315,766
565,000	5.00%, 06/15/2028	621,280
	New Jersey Transportation Trust Fund Auth
360,000	5.00%, 06/15/2019	372,971
100,000	5.25%, 12/15/2022	111,318
685,000	5.50%, 12/15/2022	774,954
	New Jersey Turnpike Auth
1,000,000	5.00%, 01/01/2023	1,145,556
605,000	5.00%, 01/01/2029	720,670
		6,251,722
	New Mexico - 0.3%
690,000	County of Bernalilo, NM 1.40%, 03/01/2020(2)	687,861
	New York - 3.7%
610,000	Metropolitan Transportation Auth, NY 5.00%, 11/15/2021	682,779
	New York City, NY, Transitional Finance Auth
970,000	4.50%, 11/01/2019	1,019,121
1,565,000	5.00%, 02/01/2034	1,760,250
465,000	New York City, NY, Water & Sewer System 5.00%, 06/15/2027	486,451
1,840,000	New York State Dormitory Auth Rev 5.00%, 10/01/2047	2,437,227
	New York State Environmental Facs Corp.
860,000	5.00%, 06/15/2026	1,040,935
1,255,000	5.00%, 06/15/2035	1,476,595
		8,903,358
	North Carolina - 4.4%
2,005,000	Durham Housing Auth 1.80%, 01/01/2021(2)	2,000,870
7,480,000	Fayetteville Metropolitan Housing Auth 1.95%, 01/01/2022(2)	7,442,076
	Raleigh, NC, Combined Enterprise System Rev
70,000	5.00%, 03/01/2020	74,880
50,000	5.00%, 03/01/2021	54,995
875,000	Wake County, NC, GO 5.00%, 03/01/2024	1,026,217
		10,599,038
	Ohio - 6.3%
340,000	Cincinnati, OH, City School Dist GO 5.25%, 12/01/2021	382,415

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

	City of Columbus OH
$ 1,205,000	5.00%, 04/01/2028	$1,466,786
4,135,000	5.00%, 04/01/2029	5,005,624
2,750,000	Franklin County, OH, Hospital Facs Rev 1.06%, 11/15/2033(2)	2,750,000
1,660,000	Ohio Housing Finance Agcy. 1.25%, 09/01/2020(2)	1,638,686
	Ohio State University
5,000	5.00%, 12/01/2021	5,601
115,000	5.00%, 12/01/2030	141,639
125,000	5.00%, 12/01/2031	154,306
	Ohio Turnpike & Infrastructure Commission
2,500,000	0.00%, 02/15/2036(3)	1,261,175
2,355,000	0.00%, 02/15/2037(3)	1,137,394
1,680,000	0.00%, 02/15/2038(3)	776,362
1,395,000	0.00%, 02/15/2041(3)	570,416
		15,290,404
	Oklahoma - 0.7%
1,615,000	Oklahoma Housing Finance Agcy. 0.85%, 07/01/2019(2)	1,611,399
	Oregon - 0.2%
425,000	State of Oregon Department of Transportation 5.00%, 11/15/2026	513,545
	Pennsylvania - 5.8%
1,260,000	Geisinger, PA, Health System Auth 5.00%, 02/15/2032	1,451,684
1,400,000	Pennsylvania Convention Center Auth 6.00%, 09/01/2019	1,461,698
	Pennsylvania Housing Finance Agcy.
5,960,000	1.65%, 11/01/2020(2)	5,940,570
1,895,000	1.85%, 12/01/2019(2)	1,896,383
	Pennsylvania Turnpike Commission
240,000	5.00%, 12/01/2026	282,278
705,000	5.00%, 12/01/2027	832,140
445,000	5.00%, 12/01/2028	517,798
1,250,000	Pittsburgh Housing Auth, PA 1.40%, 10/01/2021(2)	1,241,025
	Reading, PA, School Dist GO
85,000	5.00%, 03/01/2021	92,368
50,000	5.00%, 03/01/2023	56,360
70,000	5.00%, 03/01/2024	79,983
70,000	5.00%, 03/01/2025	80,702
55,000	5.00%, 03/01/2026	63,738
50,000	5.00%, 03/01/2027	58,372
		14,055,099
	Rhode Island - 1.3%
3,050,000	Rhode Island Health & Educational Building Corp. 7.00%, 05/15/2039	3,264,018
	South Carolina - 1.1%
75,000	Charleston, SC, Waterworks & Sewer System Rev 5.00%, 01/01/2041	82,141
1,345,000	SCAGO, SC, Educational Facs Corp. Pickens School Dist 5.00%, 12/01/2025	1,564,988
815,000	South Carolina Public Service Auth 5.00%, 12/01/2022	921,806
		2,568,935
	Tennessee - 2.5%
1,175,000	Chattanooga Health Educational & Housing Fac. Board 1.75%, 12/01/2020(2)	1,174,142
250,000	City of Johnson City, TN, GO 4.50%, 06/01/2021	259,873
2,010,000	Knoxville’s Community Dev. Corp, TN 1.20%, 02/01/2020	1,981,880

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

$ 25,000	Lincoln County, TN, GO 5.25%, 04/01/2018	$25,160
630,000	Memphis Health Educational & Housing Fac. Board 1.80%, 12/01/2020(2)	630,220
	Metropolitan Gov’t Nashville & Davidson County. Health & Educational Facs Bd
1,760,000	1.75%, 12/01/2020(2)	1,758,715
345,000	1.80%, 12/01/2020(2)	345,121
		6,175,111
	Texas - 9.3%
	Aldine, TX, Independent School Dist.
1,715,000	5.00%, 02/15/2026	2,044,640
815,000	5.00%, 02/15/2027	981,806
2,375,000	Arlington, TX, Higher Education Finance Corp. 5.00%, 12/01/2047	2,688,714
2,020,000	Burleson, TX, Independent School Dist. 5.00%, 02/01/2047	2,333,666
2,785,000	Comal, TX, ISD GO 5.00%, 02/01/2026	3,304,597
210,000	Dallas Area, TX, Rapid Transit 5.25%, 12/01/2030	263,063
100,000	Fort Bend, TX, ISD GO 4.75%, 08/15/2034	101,696
370,000	Frisco, TX, ISD GO 5.00%, 08/15/2041	402,423
	Harris County. Cultural Education Facs. Finance Corp.
430,000	5.00%, 11/15/2027	513,313
450,000	5.00%, 11/15/2028	533,790
430,000	5.00%, 11/15/2029	507,241
320,000	Harris County, TX 5.00%, 08/15/2040	335,344
45,000	Harris County, TX, Flood Control Dist 5.00%, 10/01/2024	48,753
100,000	Harris County, TX, GO 5.00%, 10/01/2018	102,402
1,180,000	Houston, TX, Independent School Dist. 5.00%, 02/15/2025	1,386,712
460,000	Lower Colorado River Auth, TX 5.00%, 05/15/2022	493,134
100,000	North East, TX, ISD GO 5.25%, 02/01/2027	122,395
	North Texas Tollway Auth Rev
525,000	5.00%, 01/01/2024	607,036
845,000	6.00%, 01/01/2028	879,408
5,000	6.10%, 01/01/2028	5,209
680,000	Texas State Affordable Housing Corp. 1.90%, 12/01/2020(2)	679,748
	University of Texas
705,000	5.00%, 08/15/2022	801,190
450,000	5.00%, 08/15/2027	546,624
340,000	5.00%, 08/15/2028	410,438
450,000	5.00%, 08/15/2029	540,693
880,000	5.00%, 05/15/2035	1,031,026
480,000	5.25%, 07/01/2028	595,382
460,000	Washington County, TX, Housing Corp. 1.50%, 01/01/2020(2)	457,953
		22,718,396
	Utah - 0.2%
415,000	Utah Housing Corp. 1.20%, 04/01/2018	414,627
	Virginia - 2.6%
420,000	City of Norfolk, VA, GO 1.06%, 08/01/2037(2)	420,000
3,225,000	Newport News Redev. & Housing Auth, VA 1.20%, 04/01/2019	3,198,329

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

$ 2,355,000	Virginia Public Building Auth 5.00%, 08/01/2029		$2,812,624
			6,430,953
	Washington - 3.4%
4,635,000	Energy Northwest Electric, WA 5.00%, 07/01/2027		5,605,847
290,000	King County, WA, Sewer Rev 5.00%, 01/01/2039		299,364
	Washington State Housing Finance Commission
1,815,000	1.35%, 04/01/2019		1,806,633
460,000	1.40%, 11/01/2019		456,260
			8,168,104
	West Virginia - 0.3%
	West Virginia Commissioner of Highways
360,000	5.00%, 09/01/2026		427,579
305,000	5.00%, 09/01/2027		364,719
			792,298
	Wisconsin - 0.7%
	Wisconsin Health & Educational Facs Auth
825,000	5.00%, 04/01/2032		952,215
650,000	5.00%, 04/01/2033		747,422
			1,699,637
	Total Municipal Bonds (cost $208,859,540)		$215,107,734
U.S. Government Securities - 0.6%
	U.S. Treasury Securities - 0.6%
	U.S. Treasury Notes - 0.6%
1,500,000	U.S. Treasury Notes 2.25%, 11/15/2027		1,439,590
			1,439,590
	Total U.S. Government Securities (cost $1,447,558)		$1,439,590
	Total Long-Term Investments (cost $233,158,838)		$241,405,268
Short-Term Investments - 0.1%
	Other Investment Pools & Funds - 0.1%
231,783	Morgan Stanley Treasury Securities Portfolio, Institutional Class, 1.17%(5)		231,783
	Total Short-Term Investments (cost $231,783)		$231,783
	Total Investments (cost $233,390,621)	99.3%	$241,637,051
	Other Assets & Liabilities	0.7%	1,622,056

	Total Net Assets	100.0%	$243,259,107

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $11,557,262, which represented 4.8% of total net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Security is a zero-coupon bond.

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $2,624,030 at January 31, 2018.
(5)	Current yield as of period end.

Futures Contracts Outstanding at January 31, 2018
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	90	03/20/2018	$10,942,031	$(190,030)

Short position contracts:
U.S. Treasury Long Bond Future	54	03/20/2018	$7,981,875	$306,888

Total futures contracts				$116,858

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

CMO	Collateralized Mortgage Obligation
GNMA	Government National Mortgage Association

Municipal Abbreviations:

DA	Development Authority
FA	Finance Authority
GO	General Obligation
ISD	Independent School District
PA	Port Authority
Rev	Revenue
USD	United School District
VA	Veterans Administration

Hartford Schroders Tax-Aware Bond Fund

Schedule of Investments

January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$11,557,262	$—	$11,557,262	$—
Corporate Bonds	13,300,682	—	13,300,682	—
Municipal Bonds	215,107,734	—	215,107,734	—
U.S. Government Securities	1,439,590	—	1,439,590	—
Short-Term Investments	231,783	231,783	—	—
Futures Contracts(2)	306,888	306,888	—	—

Total	$241,943,939	$538,671	$241,405,268	$—

Liabilities
Futures Contracts(2)	$(190,030)	$(190,030)	$—	$—

Total	$(190,030)	$(190,030)	$—	$—

(1)	For the period ended January 31, 2018, there were no transfers between any levels.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments

January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 92.0%
	Automobiles & Components - 1.2%
37,664	Gentherm, Inc.*	$1,205,248
23,452	Standard Motor Products, Inc.	1,123,351
		2,328,599
	Banks - 11.8%
28,906	CenterState Bank Corp.	751,267
47,000	Chemical Financial Corp.	2,745,270
5,744	First Citizens BancShares, Inc. Class A	2,443,555
101,772	First Horizon National Corp.	2,021,192
39,215	First Merchants Corp.	1,692,519
113,807	First Midwest Bancorp, Inc.	2,829,242
45,714	Heritage Financial Corp.	1,407,991
19,412	Lakeland Financial Corp.	933,135
19,507	Simmons First National Corp. Class A	1,147,987
17,869	Union Bankshares Corp.	674,555
63,187	United Community Banks, Inc.	2,001,764
24,467	Univest Corp. of Pennsylvania	685,076
24,838	Westamerica Bancorp	1,474,632
38,777	Western Alliance Bancorp*	2,274,659
		23,082,844
	Capital Goods - 11.6%
11,146	Dycom Industries, Inc.*	1,300,850
20,818	ESCO Technologies, Inc.	1,273,021
13,489	Fortune Brands Home & Security, Inc.	956,775
58,074	Franklin Electric Co., Inc.	2,630,752
23,171	Generac Holdings, Inc.*	1,133,757
38,951	Hexcel Corp.	2,662,301
12,638	IDEX Corp.	1,813,300
52,430	Kornit Digital Ltd.*	783,829
24,084	Maxar Technologies Ltd.	1,518,255
21,339	MSC Industrial Direct Co., Inc. Class A	2,003,305
3,791	Proto Labs, Inc.*	414,546
44,815	REV Group, Inc.	1,311,287
22,575	Simpson Manufacturing Co., Inc.	1,326,055
33,659	Univar, Inc.*	1,005,058
15,172	Valmont Industries, Inc.	2,482,139
		22,615,230
	Commercial & Professional Services - 2.1%
43,279	Advanced Disposal Services, Inc.*	1,054,709
31,936	Covanta Holding Corp.	522,154
35,457	Knoll, Inc.	813,383
23,186	On Assignment, Inc.*	1,775,352
		4,165,598
	Consumer Durables & Apparel - 4.8%
44,598	Brunswick Corp.	2,799,862
13,705	Cavco Industries, Inc.*	2,098,921
5,078	Helen of Troy Ltd.*	473,016
28,601	Oxford Industries, Inc.	2,253,759
38,488	Steven Madden Ltd.*	1,778,145
		9,403,703
	Consumer Services - 5.3%
33,905	Cheesecake Factory, Inc.	1,667,787
2,581	Graham Holdings Co. Class B	1,534,275
25,024	ILG, Inc.	786,004
14,035	Jack in the Box, Inc.	1,277,045
50,608	PlayAGS, Inc.*	990,398
44,629	Red Rock Resorts, Inc. Class A	1,549,965
46,787	ServiceMaster Global Holdings, Inc.*	2,466,611
		10,272,085

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

	Diversified Financials - 1.4%
82,615	Compass Diversified Holdings	$1,396,194
77,225	Golub Capital BDC, Inc.	1,403,178
		2,799,372
	Energy - 3.7%
58,181	Centennial Resource Development, Inc. Class A*	1,187,474
87,389	ProPetro Holding Corp.*	1,632,427
31,038	RSP Permian, Inc.*	1,231,588
45,529	Solaris Oilfield Infrastructure, Inc. Class A*	859,132
152,853	SRC Energy, Inc.*	1,520,887
28,565	World Fuel Services Corp.	796,678
		7,228,186
	Food & Staples Retailing - 1.0%
58,763	Performance Food Group Co.*	2,018,509

	Food, Beverage & Tobacco - 1.2%
50,713	Darling Ingredients, Inc.*	940,219
38,167	Hain Celestial Group, Inc.*	1,455,689
		2,395,908
	Health Care Equipment & Services - 3.8%
3,370	Cooper Cos., Inc.	824,538
19,257	DENTSPLY SIRONA, Inc.	1,171,018
20,424	DexCom, Inc.*	1,188,677
53,614	K2M Group Holdings, Inc.*	1,129,647
5,144	Masimo Corp.*	484,770
25,339	Patterson Cos., Inc.	909,417
35,301	Sientra, Inc.*	445,146
14,769	Teladoc, Inc.*	552,361
7,737	West Pharmaceutical Services, Inc.	775,247
		7,480,821
	Insurance - 4.5%
30,605	AMERISAFE, Inc.	1,859,254
36,307	Brown & Brown, Inc.	1,905,391
100,973	National General Holdings Corp.	2,021,480
17,816	ProAssurance Corp.	974,535
12,260	Reinsurance Group of America, Inc.	1,920,529
		8,681,189
	Materials - 4.9%
47,527	Ardagh Group S.A.	950,540
32,384	Ashland Global Holdings, Inc.	2,350,755
106,743	Graphic Packaging Holding Co.	1,723,899
52,070	Pretium Resources, Inc.*	362,407
34,608	Steel Dynamics, Inc.	1,571,203
101,815	Valvoline, Inc.	2,509,740
		9,468,544
	Media - 1.4%
56,733	Hemisphere Media Group, Inc.*	607,043
147,548	MDC Partners, Inc. Class A*	1,327,932
75,645	WideOpenWest, Inc.*	774,605
		2,709,580
	Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
11,625	Akorn, Inc.*	374,557
15,278	Bio-Techne Corp.	2,143,351
62,967	Catalent, Inc.*	2,930,484
30,969	Flexion Therapeutics, Inc.*	699,590
16,669	Pacira Pharmaceuticals, Inc.*	606,752
6,864	Puma Biotechnology, Inc.*	458,858
31,876	Repligen Corp.*	1,127,454
34,669	Syneos Health, Inc.*	1,329,556
		9,670,602

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

	Real Estate - 5.3%
42,327	Columbia Property Trust, Inc. REIT	$926,538
27,917	Douglas Emmett, Inc. REIT	1,079,550
16,986	Equity LifeStyle Properties, Inc. REIT	1,466,232
59,996	Gramercy Property Trust REIT	1,514,299
13,475	HFF, Inc. Class A, REIT	663,105
74,375	Kennedy-Wilson Holdings, Inc. REIT	1,320,156
10,721	Mid-America Apartment Communities, Inc. REIT	1,022,462
68,088	Terreno Realty Corp. REIT	2,423,933
		10,416,275
	Retailing - 1.2%
20,114	Asbury Automotive Group, Inc.*	1,461,282
30,654	Caleres, Inc.	908,585
		2,369,867
	Semiconductors & Semiconductor Equipment - 4.2%
79,572	Entegris, Inc.	2,590,068
45,054	Integrated Device Technology, Inc.*	1,347,115
23,458	MACOM Technology Solutions Holdings, Inc.*	729,544
97,004	ON Semiconductor Corp.*	2,399,879
30,940	Versum Materials, Inc.	1,138,592
		8,205,198
	Software & Services - 10.2%
43,100	Acxiom Corp.*	1,166,717
15,911	Cadence Design Systems, Inc.*	713,768
53,330	Carbonite, Inc.*	1,343,916
52,187	CoreLogic, Inc.*	2,471,576
32,645	CSG Systems International, Inc.	1,474,575
22,211	EPAM Systems, Inc.*	2,609,348
12,900	Fortinet, Inc.*	593,916
25,115	Leidos Holdings, Inc.	1,672,659
34,549	Match Group, Inc.*	1,207,142
26,810	PTC, Inc.*	1,948,551
37,754	Shutterstock, Inc.*	1,670,992
18,097	Verint Systems, Inc.*	755,550
33,413	WNS Holdings Ltd. ADR*	1,485,542
19,487	Yelp, Inc.*	853,920
		19,968,172
	Technology Hardware & Equipment - 2.6%
26,426	Acacia Communications, Inc.*	975,384
85,765	Ciena Corp.*	1,825,079
66,025	Fabrinet*	1,638,080
12,331	Novanta, Inc.*	713,965
		5,152,508
	Transportation - 2.3%
14,233	Allegiant Travel Co.	2,266,605
25,281	Ryder System, Inc.	2,200,206
		4,466,811
	Utilities - 2.5%
24,135	IDACORP, Inc.	2,082,368
23,454	Portland General Electric Co.	993,277
10,754	SJW Corp.	643,519
19,513	Vectren Corp.	1,183,073
		4,902,237
	Total Common Stocks (cost $132,909,663)	$179,801,838
Exchange-Traded Funds - 0.5%
	Other Investment Pools & Funds - 0.5%
6,228	iShares Russell 2000 ETF	973,810
	Total Exchange-Traded Funds (cost $991,498)	$973,810

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

	Total Long-Term Investments (cost $133,901,161)		$180,775,648
Short-Term Investments - 7.5%
	Other Investment Pools & Funds - 7.5%
14,742,575	Morgan Stanley Treasury Securities Portfolio, Institutional Class, 1.17%(1)		$14,742,575
	Total Short-Term Investments (cost $14,742,575)		$14,742,575
	Total Investments (cost $148,643,736)	100.0%	$195,518,223
	Other Assets and Liabilities	0.0%	(71,432)
	Total Net Assets	100.0%	$195,446,791

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Hartford Schroders US Small Cap Opportunities Fund

Schedule of Investments

January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,328,599	$2,328,599	$—	$—
Banks	23,082,844	23,082,844	—	—
Capital Goods	22,615,230	22,615,230	—	—
Commercial & Professional Services	4,165,598	4,165,598	—	—
Consumer Durables & Apparel	9,403,703	9,403,703	—	—
Consumer Services	10,272,085	10,272,085	—	—
Diversified Financials	2,799,372	2,799,372	—	—
Energy	7,228,186	7,228,186	—	—
Food & Staples Retailing	2,018,509	2,018,509	—	—
Food, Beverage & Tobacco	2,395,908	2,395,908	—	—
Health Care Equipment & Services	7,480,821	7,480,821	—	—
Insurance	8,681,189	8,681,189	—	—
Materials	9,468,544	9,468,544	—	—
Media	2,709,580	2,709,580	—	—
Pharmaceuticals, Biotechnology & Life Sciences	9,670,602	9,670,602	—	—
Real Estate	10,416,275	10,416,275	—	—
Retailing	2,369,867	2,369,867	—	—
Semiconductors & Semiconductor Equipment	8,205,198	8,205,198	—	—
Software & Services	19,968,172	19,968,172	—	—
Technology Hardware & Equipment	5,152,508	5,152,508	—	—
Transportation	4,466,811	4,466,811	—	—
Utilities	4,902,237	4,902,237	—	—
Exchange-Traded Funds	973,810	973,810	—	—
Short-Term Investments	14,742,575	14,742,575	—	—

Total	$195,518,223	$195,518,223	$—	$—

(1) For the period ended January 31, 2018, there were no transfers between any levels.

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments

January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 91.2%
	Automobiles & Components - 1.3%
213,987	BorgWarner, Inc.	$12,038,909
	Banks - 7.9%
80,224	CenterState Bank Corp.	2,085,022
170,093	Chemical Financial Corp.	9,935,132
166,904	Commerce Bancshares, Inc.	9,765,553
61,325	East West Bancorp, Inc.	4,041,931
61,331	FCB Financial Holdings, Inc. Class A*	3,360,939
520,635	First Horizon National Corp.	10,339,811
25,747	First Republic Bank	2,305,644
203,979	United Community Banks, Inc.	6,462,055
107,217	Webster Financial Corp.	6,070,626
49,097	Westamerica Bancorp	2,914,889
193,472	Western Alliance Bancorp*	11,349,067
127,456	Zions Bancorp	6,886,448
		75,517,117
	Capital Goods - 14.0%
140,997	AGCO Corp.	10,239,202
252,997	Allison Transmission Holdings, Inc.	11,192,587
99,004	Carlisle Cos., Inc.	11,307,247
49,236	Dycom Industries, Inc.*	5,746,334
137,272	Fortune Brands Home & Security, Inc.	9,736,703
206,500	Hexcel Corp.	14,114,275
64,891	IDEX Corp.	9,310,561
67,316	Lennox International, Inc.	14,668,829
115,596	Maxar Technologies Ltd.	7,287,172
91,583	MSC Industrial Direct Co., Inc. Class A	8,597,812
58,088	Nordson Corp.	8,348,407
72,225	Owens Corning	6,714,758
39,226	Snap-on, Inc.	6,719,806
63,293	Valmont Industries, Inc.	10,354,735
		134,338,428
	Commercial & Professional Services - 4.6%
394,985	KAR Auction Services, Inc.	21,542,482
114,270	Rollins, Inc.	5,638,082
95,774	Stericycle, Inc.*	7,217,529
49,020	Verisk Analytics, Inc. Class A*	4,904,451
63,742	Waste Connections, Inc.	4,577,950
		43,880,494
	Consumer Durables & Apparel - 1.8%
154,537	Brunswick Corp.	9,701,833
51,334	PVH Corp.	7,960,877
		17,662,710
	Consumer Services - 3.5%
402,072	Aramark	18,418,919
9,874	Graham Holdings Co. Class B	5,869,599
175,357	ServiceMaster Global Holdings, Inc.*	9,244,821
		33,533,339
	Diversified Financials - 2.7%
43,947	Affiliated Managers Group, Inc.	8,773,139
233,643	Ares Capital Corp.	3,726,606
83,444	Raymond James Financial, Inc.	8,043,167
327,987	Santander Consumer USA Holdings, Inc.	5,657,776
		26,200,688
	Energy - 2.9%
48,855	Core Laboratories N.V.	5,584,126
621,234	Gulfport Energy Corp.*	6,317,950
226,012	Newfield Exploration Co.*	7,155,540
303,540	Parsley Energy, Inc. Class A*	7,163,544

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

87,268	RPC, Inc.	$1,762,814
		27,983,974
	Food & Staples Retailing - 1.3%
351,213	Performance Food Group Co.*	12,064,167
	Food, Beverage & Tobacco - 0.8%
197,489	Hain Celestial Group, Inc.*	7,532,230
	Health Care Equipment & Services - 5.9%
39,915	Cooper Cos., Inc.	9,766,003
222,808	DENTSPLY SIRONA, Inc.	13,548,955
70,869	DexCom, Inc.*	4,124,576
116,965	Henry Schein, Inc.*	8,851,911
165,704	K2M Group Holdings, Inc.*	3,491,383
35,260	Masimo Corp.*	3,322,902
53,815	Universal Health Services, Inc. Class B	6,538,523
69,411	West Pharmaceutical Services, Inc.	6,954,982
		56,599,235
	Household & Personal Products - 1.3%
104,705	Spectrum Brands Holdings, Inc.	12,403,354
	Insurance - 5.6%
178,987	Arthur J Gallagher & Co.	12,228,392
154,008	Brown & Brown, Inc.	8,082,340
115,219	ProAssurance Corp.	6,302,479
80,185	Reinsurance Group of America, Inc.	12,560,980
41,484	RenaissanceRe Holdings Ltd.	5,274,276
99,981	Torchmark Corp.	9,083,274
		53,531,741
	Materials - 4.7%
129,961	Ashland Global Holdings, Inc.	9,433,869
381,117	Graphic Packaging Holding Co.	6,155,039
60,249	Reliance Steel & Aluminum Co.	5,277,210
231,596	Sealed Air Corp.	10,966,071
62,541	Steel Dynamics, Inc.	2,839,361
419,835	Valvoline, Inc.	10,348,933
		45,020,483
	Media - 1.4%
3,315	Cable One, Inc.	2,340,490
762,777	TEGNA, Inc.	11,037,383
		13,377,873
	Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
72,501	Akorn, Inc.*	2,335,982
341,032	Catalent, Inc.*	15,871,629
112,899	Pacira Pharmaceuticals, Inc.*	4,109,524
71,715	PerkinElmer, Inc.	5,748,674
19,314	Puma Biotechnology, Inc.*	1,291,141
		29,356,950
	Real Estate - 6.0%
48,929	Alexandria Real Estate Equities, Inc. REIT	6,346,091
341,228	Brixmor Property Group, Inc. REIT	5,538,130
116,723	Douglas Emmett, Inc. REIT	4,513,678
143,199	Equity LifeStyle Properties, Inc. REIT	12,360,938
184,033	Gramercy Property Trust REIT	4,644,993
107,769	Lamar Advertising Co. Class A, REIT	7,759,368
66,422	Mid-America Apartment Communities, Inc. REIT	6,334,666
56,547	SBA Communications Corp. REIT*	9,867,452
		57,365,316
	Retailing - 3.1%
177,350	Advance Auto Parts, Inc.	20,748,176
77,838	Liberty Ventures Series A*	4,586,993
85,660	Nordstrom, Inc.	4,223,895
		29,559,064

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

	Semiconductors & Semiconductor Equipment - 2.4%
191,980	Integrated Device Technology, Inc.*	$5,740,202
44,556	Microchip Technology, Inc.	4,242,622
531,446	ON Semiconductor Corp.*	13,147,974

		23,130,798
	Software & Services - 8.9%
118,204	Cadence Design Systems, Inc.*	5,302,632
216,211	CoreLogic, Inc.*	10,239,753
54,757	Gartner, Inc. Class A*	7,596,986
124,538	Genpact Ltd.	4,226,820
158,235	Leidos Holdings, Inc.	10,538,451
146,254	Match Group, Inc.*	5,110,115
109,902	PTC, Inc.*	7,987,677
377,847	Sabre Corp.	7,847,882
77,948	Synopsys, Inc.*	7,218,764
83,909	VeriSign, Inc.*	9,642,822
122,412	Worldpay, Inc. Class A*	9,830,908

		85,542,810

	Technology Hardware & Equipment - 2.5%
144,049	Arrow Electronics, Inc.*	11,716,946
302,468	Ciena Corp.*	6,436,519
91,233	Dolby Laboratories, Inc. Class A	5,869,931

		24,023,396

	Transportation - 2.7%
101,101	Kirby Corp.*	7,572,465
100,510	Ryder System, Inc.	8,747,386
229,944	Spirit Airlines, Inc.*	9,685,241

		26,005,092

	Utilities - 2.8%
207,877	Alliant Energy Corp.	8,263,111
81,750	IDACORP, Inc.	7,053,390
264,837	NiSource, Inc.	6,536,177
90,473	Westar Energy, Inc.	4,673,835

		26,526,513

	Total Common Stocks (cost $739,741,237)	$873,194,681

Exchange-Traded Funds - 0.5%
	Other Investment Pools & Funds - 0.5%
16,895	iShares Russell 2000 ETF	2,641,702
9,703	iShares Russell Mid-Cap ETF	2,094,198

		4,735,900

	Total Exchange-Traded Funds (cost $3,665,054)	$4,735,900

	Total Long-Term Investments (cost $743,406,291)	$877,930,581

Short-Term Investments - 8.4%
	Other Investment Pools & Funds - 8.4%
80,808,290	Morgan Stanley Treasury Securities Portfolio, Institutional Class, 1.17%(1)	80,808,290

	Total Short-Term Investments (cost $80,808,290)	$80,808,290

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments – (continued)

January 31, 2018 (Unaudited)

Total Investments (cost $824,214,581)	100.1%	$958,738,871
Other Assets and Liabilities	(0.1)%	(1,209,723)

Total Net Assets	100.0%	$957,529,148

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Hartford Schroders US Small/Mid Cap Opportunities Fund

Schedule of Investments

January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$12,038,909	$12,038,909	$—	$—
Banks	75,517,117	75,517,117	—	—
Capital Goods	134,338,428	134,338,428	—	—
Commercial & Professional Services	43,880,494	43,880,494	—	—
Consumer Durables & Apparel	17,662,710	17,662,710	—	—
Consumer Services	33,533,339	33,533,339	—	—
Diversified Financials	26,200,688	26,200,688	—	—
Energy	27,983,974	27,983,974	—	—
Food & Staples Retailing	12,064,167	12,064,167	—	—
Food, Beverage & Tobacco	7,532,230	7,532,230	—	—
Health Care Equipment & Services	56,599,235	56,599,235	—	—
Household & Personal Products	12,403,354	12,403,354	—	—
Insurance	53,531,741	53,531,741	—	—
Materials	45,020,483	45,020,483	—	—
Media	13,377,873	13,377,873	—	—
Pharmaceuticals, Biotechnology & Life Sciences	29,356,950	29,356,950	—	—
Real Estate	57,365,316	57,365,316	—	—
Retailing	29,559,064	29,559,064	—	—
Semiconductors & Semiconductor Equipment	23,130,798	23,130,798	—	—
Software & Services	85,542,810	85,542,810	—	—
Technology Hardware & Equipment	24,023,396	24,023,396	—	—
Transportation	26,005,092	26,005,092	—	—
Utilities	26,526,513	26,526,513	—	—
Exchange-Traded Funds	4,735,900	4,735,900	—	—
Short-Term Investments	80,808,290	80,808,290	—	—

Total	$958,738,871	$958,738,871	$—	$—

(1) For the period ended January 31, 2018, there were no transfers between any levels.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of OTC options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent shareholder report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: March 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 28, 2018	By:	/s/ Laura S. Quade
Laura S. Quade
Treasurer